Filed with the Securities and Exchange Commission on October 27, 2004

1933 Act Registration File No. 033-48907

1940 Act File No. 811-58433

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 41	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 41	☒

MARSHALL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

1000 North Water Street

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 287-8555

John M. Blaser

1000 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copies of all communications to:

Cameron Avery, Esq.

Bell, Boyd & Lloyd

Three First National Plaza

70 West Madison Street, Suite 3300

Chicago, Illinois 60602-4207

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

The Marshall Funds Family

Investment Information and Prospectus

The Investor Class of Shares

(Class Y)

•	Marshall Equity Income Fund

•	Marshall Large-Cap Growth & Income Fund

•	Marshall Mid-Cap Value Fund

•	Marshall Mid-Cap Growth Fund

•	Marshall Small-Cap Growth Fund

•	Marshall International Stock Fund

•	Marshall Government Income Fund

•	Marshall Intermediate Bond Fund

•	Marshall Intermediate Tax-Free Fund

•	Marshall Short-Term Income Fund

•	Marshall Money Market Fund

•	Marshall Government Money Market Fund

•	Marshall Tax-Free Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DECEMBER 31, 2004

Investor Class of Shares

(Class Y Shares)

Shares of Marshall Funds, Inc. (Marshall Funds) are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

i

Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds	Equity Funds
Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund
Income Funds
Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Intermediate Tax-Free Fund
Marshall Short-Term Income Fund
Money Market Funds
Marshall Money Market Fund
Marshall Government Money Market Fund
Marshall Tax-Free Money Market Fund

Principal Risks of the Funds

	Stock Market Risks	Sector Risks	Style Risks	Foreign Securities/Euro Risks	Company Size Risks	Debt Securities Risks	Government Obligations Risks	Municipal Securities Risks	Asset/ Mortgage Backed Securities Risks
Marshall Equity Income Fund	✓	✓	✓
Marshall Large-Cap Growth & Income Fund	✓	✓	✓
Marshall Mid-Cap Value Fund	✓	✓	✓		✓
Marshall Mid-Cap Growth Fund	✓	✓	✓		✓
Marshall Small-Cap Growth Fund	✓	✓	✓		✓
Marshall International Stock Fund	✓	✓	✓	✓
Marshall Government Income Fund						✓	✓		✓
Marshall Intermediate Bond Fund						✓			✓
Marshall Intermediate Tax-Free Fund						✓		✓	✓
Marshall Short-Term Income Fund						✓			✓
Marshall Money Market Fund						✓			✓
Marshall Government Money Market Fund						✓	✓
Marshall Tax-Free Money Market Fund		✓				✓		✓

A complete description of these risks can be found in the “Main Risks of Investing in the Marshall Funds” section.

Equity Funds

Marshall Equity Income Fund

Goal: To provide capital appreciation and above-average dividend income.

Strategy: Fund invests at least 80% of its assets in a broadly-diversified portfolio of common stocks of large-sized companies similar in size to those within the Standard & Poor’s 500® Index (S&P 500®). In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the S&P 500®. The Adviser selects stocks using a unique, quantitative, value-oriented approach that uses dividends as the initial guide to competitive long-term returns with less volatility.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was       %.

Total Returns
[Best quarter	(4th quarter, 1998)	11.67%
Worst quarter	(3rd quarter, 2002)	(17.64	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	Since 09/30/93 inception
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LEIFI(2)%	%	%
S&P 500(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Equity Income Funds Index (LEIFI) is an index of funds with investment objectives similar to that of the Fund. The LEIFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The S&P 500® consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500® does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

2

Marshall Large-Cap Growth & Income Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in common stocks of large-sized companies similar in size to those within the S&P 500®. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(4th quarter, 1998)	22.67%
Worst quarter	(3rd quarter, 2002)	(17.85	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	10 Year
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LLCCFI(2)%	%	%
S&P 500(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Large-Cap Core Funds Index (LLCCFI) is an index of funds with investment objectives similar to that of the Fund. The LLCCFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The S&P 500® consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500® does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

3

Marshall Mid-Cap Value Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Value Index. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the Standard & Poor’s 400® Index, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(4th quarter, 2001)	19.16%
Worst quarter	(3rd quarter, 2002)	(16.61	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	Since 09/30/93 inception
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LMCVFI(2)%	%	%
RMCVI(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Mid-Cap Value Funds Index (LMCVFI) is an index of funds with investment objectives similar to that of the Fund. The LMCVFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Russell Mid-Cap Value Index (RMCVI) is a broad-based market index that measures the performance of those Russell Mid-Cap companies with lower price-to-book ratios and lower forecasted growth values. The RMCVI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

4

Marshall Mid-Cap Growth Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Growth Index. The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(4th quarter, 1999)	41.02%
Worst quarter	(3rd quarter, 2001)	(23.19	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	Since 09/30/93 inception
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LMCGFI(2)%	%	%
RMCGI(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Mid-Cap Growth Funds Index (LMCGFI) is an index of funds with investment objectives similar to that of the Fund. The LMCGFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Russell Mid-Cap Growth Index (RMCGI) is a broad-based market index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

5

Marshall Small-Cap Growth Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in common stocks of small-sized companies similar in size to those within the Russell 2000 Growth Index. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

Fund Performance:* The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

*	The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund’s commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund’s average annual total return since inception (11/1/95) was % through 12/31/03. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH FUND’s registration statement became effective on August 30, 1996, adjusted to reflect the SMALL-CAP GROWTH FUND’s expenses. The collective trust was not registered under the Investment Company Act of 1940 (1940 Act) and was not subject to certain diversification and investment restrictions that are imposed by the 1940 Act and the tax laws applicable to mutual funds. If the collective trust fund had been subject to those requirements and restrictions, the performance may have been adversely affected.

Annual Total Returns (calendar years 1996-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(4th quarter, 1999)	38.36%
Worst quarter	(3rd quarter, 1998)	(27.56	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	Since 11/01/95 inception(1)
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(2)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%	%
LSCGI(3)%	%	%
Russell 2000 GI(4)%	%	%

(1)	Tax inception returns are calculated from the initial public investment in the Small-Cap Growth Fund on 9/4/96. It is not possible to reflect the tax impact on the common trust’s performance.

(2)

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as

6

well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Small-Cap Growth Funds Index (LSCGI) is an index of funds with investment objectives similar to that of the Fund. The LSCGI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Russell 2000 Growth Index (Russell 2000 GI) is a broad-based market index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 GI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

7

Marshall International Stock Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of its assets in stocks. BPI Global Asset Management LLP (BPI or Sub-Adviser) is the sub-adviser of the Fund. BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach BPI describes as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1995-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(4th quarter, 1999)	40.46%
Worst quarter	(3rd quarter, 2002)	(19.47	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	Since 09/01/94 inception
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LIFI(2)%	%	%
EAFE(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper International Funds Index (LIFI) is an index of funds with investment objectives similar to that of the Fund. The LIFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a market capitalization-weighted equity index of international stocks comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. The EAFE does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

8

Income Funds

Marshall Government Income Fund

Goal: To provide current income.

Strategy: The Fund invests at least 80% of its assets in U.S. government securities. The Fund also invests in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to twelve years.

The Fund invests in the securities of U.S. Government-sponsored entities including the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks (FHLBs). Not all U.S. Government-sponsored entities are backed by the full faith and credit of the United States Government. Examples of entities that are not backed by the full faith and credit of the United Sates Government include Freddie Mac, Fannie Mae and FHLBs. These entities however, are supported through federal subsidies, loans or other benefits. The Fund also may invest in U.S. Government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association. Finally, the Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(2nd quarter, 1995)	4.92%
Worst quarter	(1st quarter, 1994)	(2.13	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	10 Year
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LUSMI(2)%	%	%
LMI(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal

9

income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper U.S. Mortgage Funds Index (LUSMI) is an index of funds with investment objectives similar to that of the Fund. The LUSMI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Lehman Brothers Mortgage-Backed Securities Index (LMI) is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association. The LMI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

10

Marshall Intermediate Bond Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(2nd quarter, 1995)	4.68%
Worst quarter	(1st quarter, 1996)	(2.03	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	10 Year
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LSIBF(2)%	%	%
LGCI(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) is an average of funds with investment objectives similar to that of the Fund. The LSIBF does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Lehman Brothers Governmental/Credit Intermediate Index (LGCI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. The LGCI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

11

Marshall Intermediate Tax-Free Fund

Goal: To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Strategy: The Fund invests at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax (including the federal alternative minimum tax). Fund assets are invested in investment-grade municipal securities, which includes debt obligations of states, territories and possessions of the U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to ten years.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1995-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(1st quarter, 1995)	4.31%
Worst quarter	(2nd quarter, 1999)	(2.12	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	Since 2/1/94 inception
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LIMI(2)%	%	%
L7GO(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Intermediate Municipal Funds Index (LIMI) is an index of funds with investment objectives similar to that of the Fund. The LIMI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Lehman Brothers 7-Year General Obligations Index (L7GO) is an index comprised of general obligation bonds rated A or better with maturities between six and eight years. The L7GO does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

12

Marshall Short-Term Income Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in short- to intermediate-term investment grade bonds and notes. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was         %.

Total Returns
[Best quarter	(3rd quarter, 2001)	2.67%
Worst quarter	(4th quarter, 2001)	(0.72	)%]

Average Annual Total Returns through 12/31/03

1 Year	5 Year	10 Year
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(1)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%	%
LSTIBI(2)%	%	%
ML13(3)%	%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper Short-Term Investment Grade Bond Index (LSTIBI) is an index of funds with investment objectives similar to that of the Fund. The LSTIBI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13) is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. The ML13 does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

13

Money Market Funds

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks and liquidity risks.

Fund Performance: The following return information illustrates how the performance of the Fund’s Investor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

The year-to-date return as of the quarter ended September 30, 2004 was       %.

Total Returns
[Best quarter	(4th quarter, 2000)	1.60%
Worst quarter	(4th quarter, 2002)	0.34	%]

Average Annual Total Returns through 12/31/03	7-Day Net Yield (as of 12/31/03)(1): %

1 Year	5 Year	10 Year
Fund %	%	%
LMMFI(2)%	%	%
MFRA(3)%	%	%

(1)	Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).

(2)	The Lipper Money Market Funds Index (LMMFI) is an index of funds with investment objectives similar to that of the Fund.

(3)	The iMoney Net, Inc. (formerly, IBC Financial Data) Money Fund Report Averages™ (MFRA) is an average of money funds with investment objectives similar to that of the Fund.

14

Marshall Government Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. Government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

The Fund invests in the securities of U.S. Government-sponsored entities including the Federal Home Loan Mortgage Corporation (Freddie Mac), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Banks (FHLBs). Not all U.S. Government-sponsored entities are backed by the full faith and credit of the United States Government. Examples of entities that are not backed by the full faith and credit of the United Sates Government include Freddie Mac, Fannie Mae and FHLBs. These entities however, are supported through federal subsidies, loans or other benefits. The Fund also may invest in U.S. Government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association. Finally, the Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks.

Annual Total Returns: A performance bar chart and total return information for the Fund have not been provided because the Fund has not been in operation for a full calendar year.

15

Marshall Tax-Free Money Market Fund

Goal: To provide stability of principal, daily liquidity and current income exempt from federal income tax, including federal alternative minimum tax (AMT).

Strategy: The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including AMT.

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all portfolio securities on an ongoing basis by reviewing financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in rates. In achieving this objective, the Adviser targets a dollar-weighted average portfolio maturity of 90 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Fund is poised to take advantage of yield enhancing opportunities.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to loose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks. In addition to credit and interest rate risk, certain types of municipal bonds are subject to other risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors.

Annual Total Return. A performance bar chart and total return information for the Fund have not been provided because the Fund has not been in operation for a full calendar year.

16

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Funds (other than the TAX-FREE MONEY MARKET FUND).

	Equity Income Fund	Large- Cap Growth & Income Fund	Mid- Cap Value Fund	Mid- Cap Growth Fund	Small- Cap Growth Fund	International Stock Fund		Government Income Fund		Intermediate Bond Fund		Intermediate Tax-Free Fund		Short- Term Income Fund		Government Money Market Fund		Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	None	None	None	None	None	None		None		None		None		None		None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)*	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%		2.00%		2.00%		2.00%		2.00%		None		None
Annual Fund Operating Expenses (expenses deducted from and expressed as a percentage of the Fund’s net assets)
Management Fee	0.75%	0.75%	0.75%	0.75%	1.00%	1.00	%(2)	0.75	%(2)	0.60	%(2)	0.60	%(2)	0.60	%(2)	0.20	%(2)	0.15	%(2)
Distribution (12b-1) Fee	None	None	None	None	None	None		None		None		None		None		None		None
Shareholder Servicing Fee	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%		0.25	%(3)	0.25	%(3)	0.25	%(3)	0.25	%(3)	0.25%		0.25%
Other Expenses	0.22%	0.25%	0.22%	0.24%	0.33%	0.27%		0.20%		0.16%		0.27%		0.26%		0.17	%(4)	0.09%

Total Annual Fund Operating Expenses (1)	1.22%	1.25%	1.22%	1.24%	1.58%	1.52%		1.20%		1.01%		1.12%		1.11%		0.62%		0.49%

(1)      Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal year ended August 31, 2004 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers)	1.22%	1.25%	1.22%	1.24%	1.58%	1.50%		0.87%		0.72%		0.62%		0.54%		0.45%		0.45%

(2)	The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fees paid by the INTERNATIONAL STOCK FUND, GOVERNMENT INCOME FUND, INTERMEDIATE BOND FUND, INTERMEDIATE TAX-FREE FUND, SHORT-TERM INCOME FUND, GOVERNMENT MONEY MARKET FUND and MONEY MARKET FUND (after the voluntary waivers) were 0.98%, 0.65%, 0.54%, 0.33%, 0.26%, 0.03% and 0.11%, respectively for the fiscal year ended August 31, 2004.

(3)	The Shareholder Servicing Fee for GOVERNMENT INCOME FUND, INTERMEDIATE BOND FUND, INTERMEDIATE TAX-FREE FUND and SHORT-TERM INCOME FUND has been voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the voluntary reduction) was 0.02% for GOVERNMENT INCOME FUND, INTERMEDIATE BOND FUND, INTERMEDIATE TAX-FREE FUND and SHORT-TERM INCOME FUND, respectively, for the fiscal year ended August 31, 2004.

(4)	“Other Expenses” are estimates for the GOVERNMENT MONEY MARKET FUND’S fiscal year ending August 31, 2005.

*	A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase. The fee is retained by the Fund and generally withheld from the redemption proceeds. See “What Do Shares Cost?” and “Will I Be Charged a Fee for Redemptions?”

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company (M&I Trust) and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Funds or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small- Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Intermediate Tax-Free Fund	Short- Term Income Fund	Government Money Market Fund	Money Market Fund
1 Year	$124	$127	$124	$126	$161	$155	$122	$103	$114	$113	$63	$50
3 Years	$387	$397	$387	$393	$499	$480	$381	$322	$356	$353	$199	$157
5 Years	$670	$686	$670	$681	$860	$829	$660	$558	$617	$612	$—	$274
10 Years	$1,477	$1,5111,545	$1,477	$1,500	$1,878	$1,813	$1,455	$1,236	$1,363	$1,352	$—	$616

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

17

Fees and Expenses of the Tax-Free Money Market Fund

This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the TAX-FREE MONEY MARKET FUND.

Shareholder Fees (fees paid directly from your investment)	None
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)
Annual Fund Operating Expenses (expenses deducted from and expressed as a percentage of the Fund’s net assets)
Management Fee	0.20	%(2)
Distribution (12b-1) Fee	None
Shareholder Servicing Fee	0.25%
Other Expenses	0.18	%(3)

Total Annual Fund Operating Expenses (1)	0.63%

(1) Although not contractually obligated to do so, the Adviser will waive certain amounts. The net expenses the Fund expects to pay for the fiscal year ending August 31, 2005 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers)	0.45%

(2)	The Adviser may voluntarily waive a portion or all of the management fee. The Adviser may terminate this anticipated voluntary waiver at any time. The management fee expected to be paid by the Fund (after the anticipated voluntary waiver) is 0.02% for the fiscal year ending August 31, 2005.

(3)	“Other Expenses” are estimates for the Fund’s first fiscal year ending August 31, 2005.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. M&I Trust, an affiliate of the Adviser, and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Fund or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$64
3 Years	$202

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

18

Main Risks of Investing in the Marshall Funds

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds’ Adviser or Sub-Adviser believes it is appropriate to do so in light of a Fund’s investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

19

Foreign Securities Risks. The INTERNATIONAL STOCK FUND invests primarily in foreign securities, which involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less-strict regulation of the securities markets. Furthermore, the INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND’s investments. The European Central Bank has control over each EMU member country’s monetary policies. Therefore, the EMU participating countries no longer control their own monetary policies by directing independent interest rates for their currencies, which may limit their ability to respond to economic downturns or political upheavals. These factors or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the INTERNATIONAL STOCK FUND.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Debt Securities Risks. Debt Securities are subject to interest rate risks, credit risks, call risks and liquidity risks, which are more fully described below. These risks will affect the INCOME FUNDS and the MONEY MARKET FUNDS.

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Services have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

20

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which a Fund invests may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Government Obligations Risks. For Fund investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association (Ginnie Maes) are supported by the full faith and credit of the United States, while securities issued by the Fannie Maes and the Freddie Macs are supported only by the discretionary authority of the U.S. government. Moreover, securities issued by the Student Loan Marketing Association (Sallie Maes) are supported only by the credit of that agency.

Municipal Securities Risks. An investment in the INTERMEDIATE TAX-FREE FUND and TAX-FREE MONEY MARKET FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by these Funds. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

21

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Securities and Investment Techniques Descriptions

In implementing the Funds’ investment objectives, the Funds may invest in the following securities and use the following investment techniques. Some of these securities and techniques involve special risks, which are described under “Main Risks of Investing in the Marshall Funds.”

	Marshall Equity Income Fund	Marshall Large-Cap Growth & Income Fund	Marshall Mid-Cap Value Fund	Marshall Mid-Cap Growth Fund	Marshall Small-Cap Growth Fund	Marshall International Stock Fund
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓
Foreign Common Stocks						✓
Foreign Securities						✓

	Marshall Government Income Fund	Marshall Intermediate Bond Fund	Marshall Intermediate Tax-Free Fund	Marshall Short- Term Income Fund	Marshall Money Market Fund	Marshall Government Money Market Fund	Marshall Tax- Free Money Market Fund
Fixed Income Securities:
Corporate Debt Securities	✓	✓	✓	✓	✓
Fixed Rate Debt Securities	✓	✓	✓	✓	✓	✓	✓
Floating Rate Debt Securities			✓		✓	✓	✓
Treasury Securities	✓					✓
Municipal Notes							✓
Municipal Securities			✓
Commercial Paper					✓
Credit Enhancement							✓
Demand Instruments					✓		✓
Mortgage-Backed Securities	✓
Dollar Rolls	✓
Asset-Backed Securities	✓			✓
Bank Instruments					✓
Funding Agreements					✓
Repurchase Agreements					✓	✓
Agency Securities						✓
Tax-Exempt Securities							✓
Variable Rate Demand Instruments							✓

22

Securities

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.

Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association in support of such obligations.

A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct impact on the value of its common stock.

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For

23

this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Dollar Rolls. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Equity Securities. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. The EQUITY FUNDS cannot predict the income they will receive from equity securities, if any, because companies generally have discretion as to the payment of any dividends or distributions.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest:

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in a higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

24

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Investment Ratings. The securities in which the MONEY MARKET FUNDS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Municipal Notes. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

25

Municipal Securities. Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, municipalities may also issue taxable securities in which the Funds may invest.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Tax-Exempt Securities. Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. Other issuers include industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The market categorizes tax-exempt securities by their source of repayment.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Variable Rate Demand Instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The TAX-FREE MONEY MARKET FUND treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Investment Techniques

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important

26

vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Funds (except the MONEY MARKET FUNDS) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause a Fund to temporarily forego greater investment returns for the safety of principal. When so invested, a Fund may not achieve its investment goal.

How to Buy Shares

What Do Shares Cost? You can buy the Investor Class of Shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. The NYSE is closed on most national holidays and Good Friday. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for each of the Funds (other than the MONEY MARKET FUNDS) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). The NAV for the GOVERNMENT MONEY MARKET FUND is determined twice daily at 12:00 noon (Central Time) and 4:00 p.m. (Central Time). The NAV for the TAX-FREE MONEY MARKET FUND is determined at 11:00 a.m. (Central Time). In calculating NAV, a Fund’s portfolio (other than the MONEY MARKET FUNDS) is valued using market prices. In calculating the NAV for the MONEY MARKET FUNDS, the Funds’ portfolios are valued using amortized cost.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board of Directors of the Marshall Funds (Board). The Board has established a Pricing Committee, which is responsible for determinations of fair value, subject to supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Securities held by the INTERNATIONAL STOCK FUND may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value. The Board has retained an independent fair value pricing service to assist in valuing foreign securities in the Fund’s portfolio. The fair value pricing service may employ quantitative models in determining fair value.

For 30 days following the most recent purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2% (other than with respect to the MONEY MARKET FUNDS). The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and

27

Exchange Shares—Advisor Class of Shares—Will I be Charged a Fee for Redemptions—” and “—Additional Conditions for Redemptions—Frequent Traders” below.

Keep in mind that Authorized Dealers, as defined below, may charge you fees for their services in connection with your share transactions.

What Is the Investment Minimum? To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion.

How Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

Trust customers of Marshall & Ilsley Trust Company N.A. (M&I Trust) may purchase shares by contacting their trust account officer. You may purchase shares (other than the shares of the GOVERNMENT MONEY MARKET FUND and TAX-FREE MONEY MARKET FUND) through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. In connection with opening an account, you will be required to provide information that will be used to verify your identity. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided. Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Investor Services (MIS) at 1-800-236-FUND (3863).

Your purchase order must be received by the Funds (other than the TAX-FREE MONEY MARKET FUND) by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be purchased at that day’s NAV. Purchase orders for the TAX-FREE MONEY MARKET FUND must be received by 11:00 a.m. (Central Time) for shares to be purchased at that day’s NAV. For purchase orders for the MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s NAV and dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number.

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account.

28

Consequently, when you open an account, the Funds are required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds may also ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed, minus any applicable sales charge. Any delay in processing your order will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors who are not customers of M&I Trust or M&I Brokerage Services once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

Fund Purchase Easy Reference Table

Minimum Investments:

•	To open an Account—$1,000

•	To add to an Account (including through a Systematic Investment Program)—$50

Phone 1-800-236-FUND (3863)

•	Contact MIS.

•	Complete an application for a new account.

•	If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Marshall Fund having an identical shareholder registration.

Mail

•	To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	To add to your existing Fund Account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

In Person

•	Bring in your completed account application (for new accounts) and a check payable to “Marshall Funds” Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services

1000 North Water Street, 13th Floor

Milwaukee, WI 53202

29

Wire

•	Notify MIS at 1-800-236-FUND (3863) by 11:00 a.m. (Central Time) for the TAX-FREE MONEY MARKET FUND, 12:00 noon (Central Time) for the MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND and 3:00 p.m. (Central Time) for the other Funds. If your purchase order for the MONEY MARKET FUND or GOVERNMENT MONEY MARKET FUND is received by 12:00 noon (Central Time) and by 11:00 a.m. (Central Time) for the TAX-FREE MONEY MARKET FUND, and your wire is received by Marshall & Ilsley Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

•	Then wire the money to:

M&I Marshall & Ilsley Bank ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480

Further credit to: The Investor Class [Identify name of Fund]

Re: [Shareholder name and account number]

•	If a new Account, fax application to MIS at 1-414-287-8511.

•	Mail a completed account application to the Fund at the address above under “Mail.”

•	Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

•	You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.

•	The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

•	Call MIS at 1-800-236-FUND (3863) to apply for this program.

Marshall Funds OnLineSM

•	You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at http://www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in the Account and Share Information section.

Additional Information About Checks and Automated Clearing House (ACH)

Transactions Used to Purchase Shares

•	If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

•	If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

•	All checks should be made payable to the “Marshall Funds.”

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

30

Trust customers of M&I Trust should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS, any Authorized Dealer or other service provider to promptly submit redemption requests to a Fund. With respect to the MONEY MARKET FUNDS, it is the responsibility of MIS, any Authorized Dealer or other service provider to promptly submit redemption requests to a Fund if you request a wire transferred redemption to occur the same day.

Redemption requests for the Funds (other than the TAX-FREE MONEY MARKET FUND) must be received by the Funds by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be redeemed at that day’s NAV. Redemption requests for the TAX-FREE MONEY MARKET FUND must be received by 11:00 a.m. (Central Time) for shares to be redeemed at that day’s NAV. For redemption requests for the MONEY MARKET FUND and GOVERNMENT MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day’s NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or other service provider (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares (other than the shares of the MONEY MARKET FUNDS) that have been held for less than 30 days after the most recent purchase, determined on a last-in, first-out basis (other than through reinvestments of capital gains or dividends). See “Additional Conditions for Redemptions—Frequent Traders” below.

Fund Redemption Easy Reference Table

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

•	Contact MIS.

•	If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker/dealer, you must contact your account representative.

Mail

•	Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

•	For additional assistance, call MIS at 1-800-236-FUND (3863).

31

In Person

•	Bring in the written redemption request with the information described in “Mail” above Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services

1000 North Water Street, 13th Floor

Milwaukee, WI, 53202

•	The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Wire/Electronic Transfer

•	Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

•	Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

•	Wire-transferred redemptions may be subject to an additional fee.

•	Redemption requests must be received by 12:00 noon (Central Time) for the MONEY MARKET FUND and by 11:00 a.m. (Central Time) for the TAX-FREE MONEY MARKET FUND if you want the proceeds to be wired the same day.

Systematic Withdrawal Program

•	If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

•	Contact MIS to apply for this program.

Marshall Funds OnLineSM

•	You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at http://www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in Account and Share Information section.

Checkwriting (Money Market Funds Only)

•	You can redeem shares of any MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

•	Your check is treated as a redemption order for Fund shares equal to the amount of the check.

•	A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”

•	Checks cannot be used to close your Fund account balance.

•	Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

32

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed (except the MONEY MARKET FUNDS’ redemption proceeds, which are only wired) within one business day after receiving a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Board determines that payment should be in kind.

Exchange Privilege. You may exchange the Investor Class of Shares of a Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term redemption/exchange fee (other than in case of the MONEY MARKET FUNDS). See “What Do Shares Cost?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section on your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representatives. Telephone exchange instructions must be received before 11:00 a.m. (Central Time) with respect to the TAX-FREE MONEY MARKET FUND and before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), with respect to all other Funds for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

33

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of the Funds may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (Market Timing Policy.) Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the sole discretion of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

Each Fund monitors and enforces its market timing policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•	the 2% short-term redemption/exchange fee for redemptions or exchanges less than 30 days after the most recent purchase (other than in the case of the MONEY MARKET FUNDS), determined on a last-in, first-out basis.

The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans, unless otherwise provided for by contract. In addition, the Funds’ management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders. Any such waivers will be reported to the Board.

While the Funds seek to detect and deter market timing activity, a Fund may not be able to detect excessive trading practices with respect to shares held through omnibus accounts.

Account and Share Information

Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Funds, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds’ Internet Site on the World Wide Web at http://www.marshallfunds.com (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Trust customers of M&I Trust should contact their account officer for information on the availability of transactions on the Web Site.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

34

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases:	$50	$100,000
Redemptions:	By ACH: $ 50	By ACH: $50,000
	By wire: $1,000	By wire: $50,000
Exchanges:	$50	$100,000

Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers). While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and the MONEY MARKET FUNDS are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares through the day your shares are redeemed.

Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date, which is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay capital gains, if any, at least annually. None of the MONEY MARKET FUNDS expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in such Fund’s dividends. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

35

If you purchase shares just before a Fund (other than a MONEY MARKET FUND) declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution. Therefore, you may incur a tax liability when purchasing shares shortly before a Fund declares a dividend or capital gain.

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund’s profit derived from the sale of an investment, such as a stock or bond.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, most of the Funds offer two classes of shares (the MONEY MARKET FUND and the INTERNATIONAL STOCK FUND offer three classes and the TAX-FREE MONEY MARKET FUND offers only one class of shares). All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. With respect to taxable investors, Fund distributions of dividends and capital gains are taxable to them whether paid in cash or reinvested in the Fund. Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be distributions of both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily distributions of capital gains, and fund distributions of the INCOME FUNDS and the MONEY MARKET FUNDS are expected to be primarily distributions of dividends.

It is anticipated that the distributions of the INTERMEDIATE TAX-FREE FUND and TAX-FREE MONEY MARKET FUND will be primarily dividends that are exempt from federal income tax, although a portion of either Fund’s dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal AMT applies to you. You may be subject to tax on any capital gain realized by these Funds.

Redemptions and exchanges of Fund shares are taxable sales.

36

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state and local tax considerations.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser) pursuant to which BPI manages the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2004, the Adviser had approximately $17.1 billion in assets under management, of which approximately $7 billion is in the Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser’s Background. BPI is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2004, BPI had approximately [$4.4 billion] in assets under management. BPI’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Managers. The EQUITY INCOME FUND is managed by the M&I Custom Quantitative Solutions Group, an investment committee of the Adviser.

The LARGE-CAP GROWTH & INCOME FUND is managed by Mary R. Linehan. Ms. Linehan, a vice president of the Adviser, joined the Adviser in February 2001 as an Analyst for the LARGE-CAP GROWTH & INCOME FUND. Prior to joining the Adviser, from February 1996 to July 1999, Ms. Linehan worked at Heartland Funds, where she was an analyst for two equity funds. From January 1989 to January 1996, she worked at Strong Capital Management, Inc., where she was an analyst for two equity funds. Ms. Linehan has an M.B.A. degree from Marquette University and a B.B.A. degree from the University of North Dakota.

37

The MID-CAP VALUE FUND is managed by Matthew B. Fahey. Mr. Fahey, a vice president of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

The MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND are managed by Kenneth S. Salmon and James A. Stark, CFA. Prior to joining the Adviser in 2000, Mr. Salmon was a senior analyst focused on growth companies at Tucker Anthony Sutro and C.L. King & Associates. Mr. Salmon graduated cum laude with a B.A. in Economics from State University of New York in Potsdam, New York. Prior to joining the Adviser in 2004, Mr. Stark served as General Partner and Portfolio Manager with Overland Partners, L.P. Previously, Mr. Stark was a Portfolio Manager with American Century Investments and served as a small cap analyst with Kemper Financial Services and Investment & Capital Management. He holds a B.B.A. degree in Finance from the University of Wisconsin-Madison and an M.B.A. degree from the Kellogg Graduate School of Management at Northwestern University.

The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of BPI. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC from June 1993 to December 1994, and was a portfolio manager at STI Capital Management from January 1995 to March 1997. Mr. Jaworski received a B.A. degree in Economics and Computer Science from Concordia College and an M.B.A. degree in Finance from the University of Minnesota.

The GOVERNMENT INCOME FUND and the INTERMEDIATE BOND FUND are managed by Jason D. Weiner. Mr. Weiner, a vice president of the Adviser, joined the Adviser in 1993. Since 1994, he has been a portfolio analyst for the SHORT-TERM INCOME FUND and the INTERMEDIATE BOND FUND as well as a portfolio analyst for short-term and intermediate advisory portfolios for institutional clients. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a vice president of the Adviser responsible for tax-exempt fixed income portfolio management. He joined the Adviser in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios and common trust funds of M&I Trust. Mr. Boritzke has been a member of the Adviser’s Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds an M.B.A. degree and a B.S. degree from Marquette University.

The MONEY MARKET FUND, the GOVERNMENT MONEY MARKET FUND and the SHORT-TERM INCOME FUND are managed by Richard M. Rokus, a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, the SHORT-TERM INCOME FUND since November 2001 and the GOVERNMENT MONEY MARKET FUND since May 2004, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Whitewater.

The TAX-FREE MONEY MARKET FUND is managed by Craig J. Mauermann. Mr. Mauermann has been a Vice President of the Adviser since 2004. Prior to joining the Adviser, he was a municipal bond analyst and trader for three municipal money market funds at Strong Financial Corporation. Mr. Mauermann holds an M.B.A. degree and a B.A. degree from Marquette University.

38

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) as follows:

Fund	Advisory Fee
Money Market Fund	0.15%
Government Money Market Fund	0.20%
Tax-Free Money Market Fund	0.20%
Short-Term Income Fund	0.60%
Intermediate Bond Fund	0.60%
Intermediate Tax-Free Fund	0.60%
Government Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Equity Income Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, securities lending agent, sub-transfer agent and administrator directly and through its division, MIS. For each domestic Fund, the annual custody fees are 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated based on each Fund’s ADNA. M&I Trust is entitled to receive shareholder services fees directly from the Funds in amounts up to a maximum annual percentage of 0.25% of the Fund’s ADNA. As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.

M&I Trust is the administrator of the Funds and UMB Fund Services, Inc. (“UMB”) is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA with respect to the EQUITY FUNDS and INCOME FUNDS and the aggregate ADNA of all MONEY MARKET FUNDS as follows:

Maximum Fee	Funds’ ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee, which differs among the Funds, for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Distributor. Grand Distribution Services, LLC (“Grand”), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. Grand and UMB are affiliated entities.

39

Financial Highlights–Investor Class of Shares

The Financial Highlights will help you understand the Funds’ financial performance for the last five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors. Their report, together with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2004, which is available free of charge from the Funds.

[Insert]

40

For More Information

A Statement of Additional Information (SAI) dated December 31, 2004 is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentaries discuss market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report, and other information, free of charge, and to make inquiries, write to or call Marshall Investor Services at 1-414-287-8555 or at 1-800-236-FUND (3863).

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-209-3520

Internet address: http://www.marshallfunds.com

Grand Distribution Services, LLC Distributor	Investment Company Act File No. 811-58433

41

The Marshall Funds Family

Investment Information and Prospectus

The Advisor Class of Shares	The Investor Class of Shares

(Class A)	(Class Y)

• Marshall Equity Income Fund	• Marshall Government Money Market Fund

• Marshall Large-Cap Growth & Income Fund	• Marshall Tax-Free Money Market Fund

• Marshall Mid-Cap Value Fund

• Marshall Mid-Cap Growth Fund

• Marshall Small-Cap Growth Fund

• Marshall International Stock Fund

• Marshall Government Income Fund

• Marshall Intermediate Bond Fund

• Marshall Short-Term Income Fund

• Marshall Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DECEMBER 31, 2004

Advisor Class of Shares

(Class A Shares)

Investor Class of Shares

(Class Y Shares)

Shares of Marshall Funds, Inc. (Marshall Funds) are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

i

Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds	Equity Funds
Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund
Income Funds
Marshall Government Income Fund
Marshall Intermediate Bond Fund
Marshall Short-Term Income Fund
Money Market Funds
Marshall Money Market Fund
Marshall Government Money Market Fund
Marshall Tax-Free Money Market Fund

	Stock Market Risks	Sector Risks	Style Risks	Foreign Securities/ Euro Risks	Company Size Risks	Debt Securities Risks	Government Obligations Risks	Municipal Securities Risks	Asset/Mortgage Backed Securities Risks

Marshall Equity Income Fund	✓	✓	✓

Marshall Large-Cap Growth & Income Fund	✓	✓	✓

Marshall Mid-Cap Value Fund	✓	✓	✓		✓

Marshall Mid-Cap Growth Fund	✓	✓	✓		✓

Marshall Small-Cap Growth Fund	✓	✓	✓		✓

Marshall International Stock Fund	✓	✓	✓	✓

Marshall Government Income Fund						✓	✓		✓

Marshall Intermediate Bond Fund						✓			✓

Marshall Short-Term Income Fund						✓			✓

Marshall Money Market Fund						✓			✓

Marshall Government Money Market Fund						✓

Marshall Tax-Free Money Market Fund		✓				✓		✓

A complete description of these risks can be found in the “Main Risks of Investing in the Marshall Funds” section.

Equity Funds – Advisor Class of Shares

Marshall Equity Income Fund

Goal: To provide capital appreciation and above-average dividend income.

Strategy: Fund invests at least 80% of its assets in a broadly-diversified portfolio of common stocks of large-sized companies similar in size to those within the Standard & Poor’s 500® Index (S&P 500®). In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the S&P 500. The Adviser selects stocks using a unique, quantitative, value-oriented approach that uses dividends as the initial guide to competitive long-term returns with less volatility.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	2nd quarter, 1999	11.45%
Worst quarter	3rd quarter, 2002	(17.64)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	5 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%	%
Return After Taxes on Distributions(2)%	%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%	%
LEIFI(3)%	%	%
S&P 500(4)%	%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Equity Income Funds Index (LEIFI) is an index of funds with investment objectives similar to that of the Fund. The LEIFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The S&P 500® consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500® does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

2

Marshall Large-Cap Growth & Income Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in common stocks of large-sized companies similar in size to those within the S&P 500®. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	4th quarter, 1999	13.46%
Worst quarter	3rd quarter, 2002	(17.85)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LLCCFI(3)%	%
S&P 500(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Large-Cap Core Funds Index (LLCCFI) is an index of funds with investment objectives similar to that of the Fund. The LLCCFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The S&P 500® consists of approximately 500 stocks chosen for market size, liquidity and industry group representation. It is a market value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500® does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

3

Marshall Mid-Cap Value Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in value-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Value Index. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the Standard & Poor’s 400® Index, higher-than-average dividend yields or a lower-than-average price-to-book value. In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	4th quarter, 2001	19.16%
Worst quarter	3rd quarter, 2002	(16.61)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LMCVFI(3)%	%
RMCVI(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Mid-Cap Value Funds Index (LMCVFI) is an index of funds with investment objectives similar to that of the Fund. The LMCVFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Russell Mid-Cap Value Index (RMCVI) is a broad-based market index that measures the performance of those Russell Mid-Cap companies with lower price-to-book ratios and lower forecasted growth values. The RMCVI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

4

Marshall Mid-Cap Growth Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in growth-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Growth Index. The Adviser selects stocks of companies with growth characteristics, such as above-average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	4th quarter, 1999	41.02%
Worst quarter	3rd quarter, 2001	(23.19)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LMCGFI(3)%	%
RMCGI(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Mid-Cap Growth Funds Index (LMCGFI) is an index of funds with investment objectives similar to that of the Fund. The LMCGFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Russell Mid-Cap Growth Index (RMCGI) is a broad-based market index that measures the performance of those Russell Mid-Cap companies with higher price-to-book ratios and higher forecasted growth values. The RMCGI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

5

Marshall Small-Cap Growth Fund

Goal: To provide capital appreciation. The Fund’s investment objective is a fundamental policy and may not be changed without shareholder approval.

Strategy: The Fund invests at least 80% of its assets in common stocks of small-sized companies similar in size to those within the Russell 2000 Growth Index. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indexes are unmanaged, and it is not possible to invest directly in an index. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	4th quarter, 1999	38.36%
Worst quarter	3rd quarter, 2001	(27.21)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LSCGI(3)%	%
Russell 2000 GI(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Small-Cap Growth Funds Index (LSCGI) is an index of funds with investment objectives similar to that of the Fund. The LSCGI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Russell 2000 Growth Index (Russell 2000 GI) is a broad-based market index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

6

Marshall International Stock Fund

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of its assets in stock. BPI Global Asset Management LLP (BPI or Sub-Adviser) is the sub-adviser of the Fund. BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach BPI describes as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	4th quarter, 1999	40.40%
Worst quarter	3rd quarter, 2002	(19.57)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LIFI(3)%	%
EAFE(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charge.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper International Funds Index (LIFI) is an index of funds with investment objectives similar to that of the Fund. The LIFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a market capitalization-weighted equity index of international stocks comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. The EAFE does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

7

Income Funds – Advisor Class of Shares

Marshall Government Income Fund

Goal: To provide current income.

Strategy: The Fund invests at least 80% of its assets in U.S. government securities. The Fund also invests in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to twelve years.

The Fund invests in the securities of U.S. Government-sponsored entities including the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Not all U.S. Government-sponsored entities are backed by the full faith and credit of the United States Government. Examples of entities that are not backed by the full faith and credit of the United Sates Government include Freddie Mac, Fannie Mae and FHLBs. These entities however, are supported through federal subsidies, loans or other benefits. The Fund also may invest in U.S. Government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association. Finally, the Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	3rd quarter, 2001	4.03%
Worst quarter	2nd quarter, 1999	(0.43)%]

8

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LUSMI(3)%	%
LMI(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper U.S. Mortgage Funds Index (LUSMI) is an index of funds with investment objectives similar to that of the Fund. The LUSMI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Lehman Brothers Mortgage-Backed Securities Index (LMI) is an index comprised of fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association. The LMI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

9

Marshall Intermediate Bond Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in bonds. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser’s strategy for achieving total return is to adjust the Fund’s weightings in these sectors as it deems appropriate. The Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to ten years.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1999-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	3rd quarter, 2001	3.69%
Worst quarter	4th quarter, 2001	(1.22)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 12/31/98 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LSIBF(3)%	%
LGCI(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Short/Intermediate Investment Grade Bond Funds Index (LSIBF) is an average of funds with investment objectives similar to that of the Fund. The LSIBF does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Lehman Brothers Governmental/Credit Intermediate Index (LGCI) is an index comprised of government and corporate bonds rated BBB or higher with maturities between 1-10 years. The LGCI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

10

Marshall Short-Term Income Fund

Goal: To maximize total return consistent with current income.

Strategy: The Fund invests at least 80% of its assets in short- to intermediate-term investment grade bonds and notes. Fund investments include corporate, asset-backed, mortgage-backed and U.S. government securities. The Adviser changes the Fund’s weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of six months to three years.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 2001-2003)

[insert bar chart]

(1)	The bar chart does not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	3rd quarter, 2001	2.61%
Worst quarter	4th quarter, 2001	(0.78)%]

Average Annual Total Returns through 12/31/03(1)

1 Year	Since 10/31/00 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(2)%	%
Return After Taxes on Distributions and Sale of Fund Shares(2)%	%
LSTIBI(3)%	%
ML13(4)%	%

(1)	The average annual total returns shown were reduced to reflect sales charges.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(3)	The Lipper Short-Term Investment Grade Bond Index (LSTIBI) is an index of funds with investment objectives similar to that of the Fund. The LSTIBI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(4)	The Merrill Lynch 1-3 Year U.S. Government/Corporate Index (ML13) is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch Pierce Fenner & Smith. The ML13 does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

11

Money Market Fund – Advisor Class of Shares

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks and liquidity risks.

Fund Performance: The following return information illustrates how the performance of the Fund’s Advisor Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investments and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 1994-2003)

[insert bar chart]

(1)	Shares of the Fund are not sold subject to a sales charge (load). The total returns displayed are based upon net asset value.

The year-to-date return as of the quarter ended September 30, 2004 was             %.

Total Returns
[Best quarter	4th quarter, 2000	1.52%
Worst quarter	4th quarter, 2002	(0.26)%]

Average Annual Total Returns through 12/31/03	7-Day Net Yield (as of 12/31/03)(1): %

1 Year	5 Year	10 Year
Fund %	%	%
LMMFI(2)%	%	%
MFRA(3)%	%	%

(1)	Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).

(2)	The Lipper Money Market Funds Index (LMMFI) is an index of funds with investment objectives similar to that of the Fund.

(3)	The Money Fund Report Averages™ (MFRA) (formerly, IBC Financial Data) is an average of money funds with investment objectives similar to that of the Fund.

12

Money Market Funds – Investor Class of Shares

Marshall Government Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. Government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

The Fund invests in the securities of U.S. Government-sponsored entities including the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Not all U.S. Government-sponsored entities are backed by the full faith and credit of the United States Government. Examples of entities that are not backed by the full faith and credit of the United Sates Government include Freddie Mac, Fannie Mae and FHLBs. These entities however, are supported through federal subsidies, loans or other benefits. The Fund also may invest in U.S. Government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association. Finally, the Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks.

Annual Total Returns: A performance bar chart and total return information for the Fund have not been provided because the Fund has not been in operation for a full calendar year.

13

Marshall Tax-Free Money Market Fund

Goal: To provide stability of principal, daily liquidity and current income exempt from federal income tax, including federal alternative minimum tax (AMT).

Strategy: The Fund invests primarily in fixed and floating rate municipal bonds and notes, variable rate demand instruments and other high-quality, short-term tax-exempt obligations maturing in 397 days or less. Under normal circumstances, the Fund invests its assets so that at least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including AMT.

To maintain principal preservation, the Adviser places a strict emphasis on credit research. Using fundamental analysis, the Adviser develops an approved list of issuers and securities that meet the Adviser’s standards for minimal credit risk. The Adviser continually monitors the credit risks of all portfolio securities on an ongoing basis by reviewing financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

The Fund seeks to enhance yield by taking advantage of favorable changes in interest rates and reducing the effect of unfavorable changes in rates. In achieving this objective, the Adviser targets a dollar-weighted average portfolio maturity of 90 days or less based on its interest rate outlook. The interest rate outlook is developed by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board’s monetary policy. By developing an interest rate outlook and adjusting the portfolio’s maturity accordingly, the Fund is poised to take advantage of yield enhancing opportunities.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks. In addition to credit and interest rate risk, certain types of municipal bonds are subject to other risks based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, court rulings and other factors.

Annual Total Return. A performance bar chart and total return information for the Fund have not been provided because the Fund has not been in operation for a full calendar year.

14

Fees and Expenses of the Funds—Advisor Class of Shares

This table describes the fees and expenses that you may pay if you buy and hold the Advisor Class of Shares of the Funds.

	Equity Income Fund		Large- Cap Growth & Income Fund		Mid-Cap Value Fund		Mid-Cap Growth Fund		Small-Cap Growth Fund		International Stock Fund		Government Income Fund		Intermediate Bond Fund		Short-Term Income Fund		Money Market Fund
Shareholder Fees (fees paid directly from your investment)*
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	5.75%		5.75%		5.75%		5.75%		5.75%		5.75%		4.75%		4.75%		2.00%		None
Redemption Fee (as a percentage of amount redeemed, if applicable) (1)	2.00%		2.00%		2.00%		2.00%		2.00%		2.00%		2.00%		2.00%		2.00%		None
Annual Fund Operating Expenses (expenses deducted from and expressed as a percentage of the Fund’s net assets)
Management Fee	0.75%		0.75%		0.75%		0.75%		1.00%		1.00	%(3)	0.75	%(3)	0.60	%(3)	0.60	%(3)	0.15	%(3)
Distribution (12b-1) Fee	0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.25%		0.30%
Shareholder Servicing Fee	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25%
Other Expenses	0.22%		0.25%		0.22%		0.24%		0.33%		0.27%		0.20%		0.16%		0.26%		0.09%

Total Annual Fund Operating Expenses (2)	1.47%		1.50%		1.47%		1.49%		1.83%		1.77%		1.45%		1.26%		1.36%		0.79%

*       A contingent deferred sales charge (“CDSC”) of 1% will be imposed on redemptions of certain Advisor Class shares which were purchased without a sales charge and redeemed within 12 months of purchase. See “Will I Be Charged a Fee for Redemptions?”

(1)      A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase. The fee is retained by the Fund and generally withheld from redemption proceeds. See “What Do Shares Cost?” and “Will I Be Charged a Fee for Redemptions?”

(2)      Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal year ended August 31, 2004 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers)	1.22%		1.25%		1.22%		1.24%		1.58%		1.50%		1.10%		0.95%		0.77%		0.75%

(3)	The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fees paid by the INTERNATIONAL STOCK FUND, GOVERNMENT INCOME FUND, INTERMEDIATE BOND FUND, SHORT-TERM INCOME FUND and MONEY MARKET FUND (after the voluntary waivers) were 0.98%, 0.65%, 0.54%, 0.26% and 0.11%, respectively, for the fiscal year ended August 31, 2004.

(4)	The Shareholder Servicing Fee for each of the Funds (except the MONEY MARKET FUND) has been voluntarily waived. The shareholder servicing agent may terminate this voluntary waiver at any time. The Shareholder Servicing Fee (after the voluntary waiver) was 0.00% for these Funds for the fiscal year ended August 31, 2004.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company (M&I Trust) and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Funds or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Equity Income Fund	Large-Cap Growth & Income Fund	Mid-Cap Value Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	International Stock Fund	Government Income Fund	Intermediate Bond Fund	Short-Term Income Fund	Money Market Fund
1 Year	$141	$144	$141	$143	$175	$170	$141	$122	$136	$81
3 Years	$438	$447	$438	$444	$542	$525	$437	$381	$422	$252
5 Years	$757	$771	$757	$766	$933	$904	$755	$659	$730	$439
10 Years	$1,656	$1,688	$1,656	$1,677	$2,024	$1,964	$1,653	$1,450	$1,602	$978

The above example should not be considered a representation of past or future expenses. Your expenses will be less if you qualify to purchase shares at a reduced or no sales charge. Actual expenses may be greater than those shown.

15

Fees and Expenses of the Funds–Investor Class of Shares

This table describes the fees and expenses that you may pay if you buy and hold the Investor Class of Shares of the GOVERNMENT MONEY MARKET FUND and TAX-FREE MONEY MARKET FUND.

	Government Money Market Fund		Tax-Free Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	None		None
Annual Fund Operating Expenses (expenses deduced and expressed as a percentage of the Fund’s net assets)
Management Fee	0.20	%(2)	0.20	%(2)
Distribution (12b-1) Fee	None		None
Shareholder Servicing Fee	0.25%		0.25%
Other Expenses	0.17	%(3)	0.18	%(3)

Total Annual Fund Operating Expenses (1)	0.62%		0.63%

(1)      Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts in the case of the GOVERNMENT MONEY MARKET FUND and will do so with respect to the TAX-FREE MONEY MARKET FUND. The net expenses the GOVERNMENT MONEY MARKET FUND actually paid for the fiscal period ended August 31, 2004 and that the TAX-FREE MONEY MARKET FUND expects to pay for the fiscal year ending August 31, 2005 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers)	0.45%		0.45%

(2)	The Adviser voluntarily waived a portion of the management fee with respect to the GOVERNMENT MONEY MARKET FUND and may do so in the case of the TAX-FREE MONEY MARKET FUND. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the GOVERNMENT MONEY MARKET FUND (after the voluntary waiver) was 0.03% for the fiscal period ended August 31, 2004. The management fee expected to be paid by the TAX-FREE MONEY MARKET FUND (after the anticipated voluntary waiver) is 0.02% for the fiscal year ending August 31, 2005.

(3)	“Other Expenses” are estimates for the fiscal period ending August 31, 2005.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of a Fund will bear either directly or indirectly. M&I Trust, an affiliate of the Adviser, and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Funds or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Government Money Market Fund	Tax-Free Money Market Fund
1 Year	$63	$64
3 Years	$199	$202

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

16

Main Risks of Investing in the Marshall Funds

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, a Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds’ Adviser or Sub-Adviser believes it is appropriate to do so in light of a Fund’s investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

Foreign Securities Risks. The INTERNATIONAL STOCK FUND invests primarily in foreign securities which involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less-strict regulation of the securities markets. Furthermore, the INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

17

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the INTERNATIONAL STOCK FUND’s investments. The European Central Bank has control over each EMU member country’s monetary policies. Therefore, the EMU participating countries no longer control their own monetary policies by directing independent interest rates for their currencies, which may limit their ability to respond to economic downturns or political upheavals. These factors or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the INTERNATIONAL STOCK FUND.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Debt Securities Risks. Debt Securities are subject to interest rate risks, credit risks, call risks and liquidity risks, which are more fully described below. These risks will affect the INCOME FUNDS and the MONEY MARKET FUNDS.

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Services have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

18

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which a Fund invests may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Government Obligations Risks. For Fund investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association (Ginnie Maes) are supported by the full faith and credit of the United States, while securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. government. Moreover, securities issued by the Student Loan Marketing Association (Sallie Maes) are supported only by the credit of that agency.

Municipal Securities Risks. An investment in the TAX-FREE MONEY MARKET FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by the Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

19

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Securities and Investment Techniques Descriptions

In implementing the Funds’ investment objectives, the Funds may invest in the following securities and use the following investment techniques. Some of these securities and techniques involve special risks, which are described under “Main Risks of Investing in the Marshall Funds.”

	Marshall Equity Income Fund	Marshall Large-Cap Growth & Income Fund	Marshall Mid-Cap Value Fund	Marshall Mid-Cap Growth Fund	Marshall Small-Cap Growth Fund	Marshall International Stock Fund
Equity Securities:
Common Stocks	✓	✓	✓	✓	✓	✓
Foreign Common Stocks						✓
Foreign Securities						✓

	Marshall Government Income Fund	Marshall Intermediate Bond Fund	Marshall Short-Term Income Fund	Marshall Money Market Fund	Marshall Government Money Market Fund	Marshall Tax-Free Money Market Fund
Fixed Income Securities:
Corporate Debt Securities	✓	✓	✓	✓
Fixed Rate Debt Securities	✓	✓	✓	✓	✓	✓
Floating Rate Debt Securities				✓	✓	✓
Treasury Securities	✓				✓
Municipal Notes						✓
Municipal Securities						✓
Commercial Paper				✓
Credit Enhancement						✓
Demand Instruments				✓		✓
Mortgage-Backed Securities	✓
Dollar Rolls	✓
Asset-Backed Securities	✓		✓
Bank Instruments				✓
Funding Agreements				✓
Repurchase Agreements				✓
Agency Securities					✓
Tax-Exempt Securities					✓	✓
Variable Rate Demand Instruments						✓

20

Securities

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.

Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association in support of such obligations.

A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Funds treat mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities have prepayment risks.

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct impact on the value of its common stock.

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

21

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Dollar Rolls. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Equity Securities. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. The EQUITY FUNDS cannot predict the income they will receive from equity securities, if any, because companies generally have discretion as to the payment of any dividends or distributions.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Funds may invest:

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in a higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

22

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Investment Ratings. The securities in which the MONEY MARKET FUNDS invest must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

Mortgage-Backed Securities. Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of a mortgage-backed security is a pass-through certificate. An issuer of a pass-through certificate gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro-rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Municipal Notes. Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Securities. Municipal securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, municipalities may also issue taxable securities in which the Funds may invest.

23

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Tax-Exempt Securities. Tax-exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends and distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. Other issuers include industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. The market categorizes tax-exempt securities by their source of repayment.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Variable Rate Demand Instruments. Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The TAX-FREE MONEY MARKET FUND treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Investment Techniques

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

24

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except the MONEY MARKET FUNDS) may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause a Fund to temporarily forego greater investment returns for the safety of principal. When so invested, a Fund may not achieve its investment goal.

How to Buy Shares – Advisor Class of Shares

What Do Shares Cost? You can buy shares of a Fund on any day the New York Stock Exchange (NYSE) is open for business. The NYSE is closed on most national holidays and Good Friday. When a Fund receives your transaction request in proper form, it is processed at the next determined public offering price. The public offering price is the net asset value (NAV) plus any applicable sales charge. Each NAV is calculated for each of the Funds (other than the MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The NAV for the MONEY MARKET FUND is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). In calculating NAV, a Fund’s portfolio (other than the MONEY MARKET FUND) is valued using market prices. In calculating the MONEY MARKET FUND’s NAV, the Fund’s portfolio is valued using amortized cost.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board of Directors of the Marshall Funds (Board). The Board has established a Pricing Committee, which is responsible for determinations of fair value, subject to supervision of the Board. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Securities held by the INTERNATIONAL STOCK FUND may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value. The Board has retained an independent fair value pricing service to assist in valuing foreign securities in the Fund’s portfolio. The fair value pricing service may employ quantitative models in determining fair value.

Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

25

The applicable sales charge when you purchase the Advisor Class of Shares of the EQUITY FUNDS is as follows:

EQUITY FUNDS—The Advisor Class of Shares

Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV
Up to $49,999	5.75%	6.10%
$50,000 — $99,999	4.50%	4.71%
$100,000 — $249,999	3.50%	3.63%
$250,000 — $499,999	2.50%	2.56%
$500,000 — $999,999	2.00%	2.04%
$1 million or greater*	None	None

The applicable sales charge when you purchase the Advisor Class of Shares of the INCOME FUNDS is as follows:

INCOME FUNDS—The Advisor Class of Shares (except for the SHORT-TERM INCOME FUND)

Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV
Less than $24,999	4.75%	4.99%
$25,000 — $49,999	4.50%	4.71%
$50,000 — $99,999	4.00%	4.17%
$100,000 —$ 249,999	3.50%	3.63%
$250,000 —$ 499,999	2.50%	2.56%
$500,000 —$ 999,999	2.00%	2.04%
$1 million or greater*	None	None

INCOME FUNDS—The Advisor Class of Shares of the SHORT-TERM INCOME FUND

Purchase Amount	Sales Charge as a % of Public Offering Price	Sales Charge as a % of NAV
Less than $999,999	2.00%	2.04%
$1 million or greater*	None	None

*	A contingent deferred sales charge of 1.00% applies to the Advisor Class of Shares redeemed up to 12 months after purchase of $1 million or more.

When the Funds’ distributor receives sales charges and marketing fees, it may pay some or all of them to Authorized Dealers, as that term is defined under “How Do I Purchase Shares?” below.

Reducing Sales Charges. The sales charge at purchase may be reduced or eliminated by:

•	sales in excess of $1,000,000;(1)

•	quantity purchases of the Advisor Class of Shares;

•	purchases of the Advisor Class of Shares by a trustee or other fiduciary for a single trust estate or a single fiduciary account;

(1)	A contingent deferred sales charge of 1.00% applies to the Advisor Class of Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge.

26

•	combining concurrent purchases of:

•	Shares by you, your spouse, and your children under age 21; or

•	the Advisor Class of Shares of two or more Marshall Funds;

•	accumulating purchases (in calculating the sales charge on an additional purchase, you may count the current net asset value of previous Advisor Class of Shares purchases still invested in a Marshall Fund);

•	signing a letter of intent to purchase a specific dollar amount of the Advisor Class of Shares (except with respect to the Advisor Class of Shares of the SHORT-TERM INCOME FUND) within 13 months (call your investment representative for an application and more information); or

•	using the reinvestment privilege within 90 days of redeeming the Advisor Class of Shares of an equal or lesser amount.

Additional information concerning sales load breakpoints is available in the Funds’ Statement of Additional Information under “How to Buy Shares.” Sales load and breakpoint discount information is also available, free of charge and in a clear and prominent format, on the Funds’ website at http://www.marshallfunds.com. To access this information on the website, please follow the appropriate hyperlinks to the sales load and breakpoint information.

If your investment qualifies for a reduced sales charge due to accumulation of purchases, you or your investment representative must notify Marshall Investor Services (MIS) at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales charge. You may be required to provide records, such as account statements, regarding Marshall Fund shares held by you or related accounts at the Marshall Funds or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales charge only on the additional purchases and not retroactively on previous purchases. You should contact your investment professional for more information on reducing or eliminating the sales charge.

Waivers of Sales Charge. No sales charge is imposed on:

•	Trustees or other fiduciaries purchasing the Advisor Class of Shares for employee benefit plans of employers with ten or more employees, or

•	reinvested dividends and capital gains.

A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

Redemption Fee. For 30 days following the most recent purchase of shares of a Fund, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2% (other than with respect to the MONEY MARKET FUND). The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in a Fund’s shares. See “How to Redeem and Exchange Shares—Advisor Class of Shares—Will I be Charged a Fee for Redemptions—” and “—Additional Conditions for Redemptions—Frequent Traders” below.

What Is the Investment Minimum? If your investment representative opens an account in your name with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion. Call your Authorized Dealer for any additional limitations.

27

How Do I Purchase Shares? You may purchase shares through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. In connection with opening an account, you will be required to provide information that will be used to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds’ Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting MIS at 1-800-236-FUND (3863) if you have pre-authorized the telephone purchase privilege.

Your purchase order must be received by the Funds by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be purchased at that day’s NAV. For purchase orders for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s NAV and dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number. Checks sent to the Marshall Funds to purchase shares must be made payable to the “Marshall Funds.”

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds are required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds may also ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed, minus any applicable sales charge. Any delay in processing your order will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

28

Will the Small-Cap Growth Fund Always be Open to New Investors? It is anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

Systematic Investment Program

•	You can have money automatically withdrawn from your checking account ($50 minimum) on a periodic basis.

•	Call your Authorized Dealer to apply for this program.

Additional Information About Checks and Automated Clearing House (ACH)

Transactions Used to Purchase Shares

•	If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

•	If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

How to Redeem and Exchange Share s – Advisor Class of Shares

How Do I Redeem Shares? You may redeem your Fund shares by contacting your Authorized Dealer. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Telephone or written requests for redemptions must be received in proper form and can be made through any Authorized Dealer. It is the responsibility of the Authorized Dealer or service provider to promptly submit redemption requests to a Fund. You may redeem shares by contacting MIS at 1-800-236-FUND (3863) if you have pre-authorized the telephone redemption privilege.

Redemption requests for the Funds must be received by the Funds by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be redeemed at that day’s NAV. For redemption requests for the MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day’s NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? A contingent deferred sales charge (CDSC) of 1% applies to the Advisor Class of Shares redeemed up to 12 months after purchases of $1 million or more that did not initially pay a sales charge. The CDSC is based on the current value of the shares being redeemed. You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares (other than the shares of the MONEY MARKET FUND) that have been held for less than 30 days after the most recent purchase (other than through reinvestments of capital gains or dividends), determined on a last-in, first-out basis. See “Additional Conditions for Redemptions — Frequent Traders” below.

29

Systematic Withdrawal Program

•	If you have a Fund account balance of at least $10,000, you can redeem shares (at least $100) on a periodic basis.

•	Contact your Authorized Dealer to apply for this program.

Checkwriting (Money Market Fund Only)

•	You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

•	Your check is treated as a redemption order for Fund shares equal to the amount of the check.

•	A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”

•	Checks cannot be used to close your Fund account balance.

•	Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Board determines that payment should be in kind.

30

Exchange Privilege. You may exchange the Advisor Class of Shares of a Fund for the Advisor Class of Shares of any of the other Marshall Funds free of charge if you have previously paid a sales charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term exchange fee (other than the MONEY MARKET FUND). See “What Do Shares Cost?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section on your account application or an authorization form obtained through your Authorized Dealer, you may telephone instructions to your Authorized Dealer to exchange between Fund accounts that have identical shareholder registrations. Telephone exchange instructions must be received by the Funds before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange. You may also exchange shares by contacting MIS at 1-800-236-FUND (3863) if you pre-authorized the telephone exchange privilege.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of the Funds may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the sole discretion of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

Each Fund monitors and enforces its market timing policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•	the 2% short-term redemption/exchange fee for redemptions or exchanges less than 30 days after the most recent purchase (other than in the case of the MONEY MARKET FUNDS), determined on a last-in, first-out basis.

The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans, unless otherwise provided for by contract. In addition, the Funds’ management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to a Fund and its shareholders.

While the Funds seek to detect and deter market timing activity, a Fund may not be able to detect excessive trading practices with respect to shares held through omnibus accounts.

31

How to Buy Shares – Investor Class of Shares

What Do Shares Cost? You can buy the Investor Class of Shares of a Fund at NAV, without a sales charge, on any day the NYSE is open for business. The NYSE is closed on most national holidays and Good Friday. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the GOVERNMENT MONEY MARKET FUND is determined twice daily at 12:00 noon (Central Time) and 4:00 p.m. (Central Time). The NAV for the TAX-FREE MONEY MARKET FUND is determined at 11:00 a.m. (Central Time). In calculating the NAV for the Funds, the Funds’ portfolios are valued using amortized cost.

Keep in mind that Authorized Dealers, as defined below, may charge you fees for their services in connection with your share transactions.

What Is the Investment Minimum? To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds’ Systematic Investment Program for as little as $50. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion.

How Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

You may purchase shares of the Funds through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided. Once you have opened an account, you may purchase additional Fund shares by contacting MIS at 1-800-236-FUND (3863).

Your purchase order must be received by the Funds (other than the TAX-FREE MONEY MARKET FUND) by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be purchased at that day’s NAV. Purchase orders for the TAX-FREE MONEY MARKET FUND must be received by 11:00 a.m. (Central Time) for shares to be purchased at that day’s NAV. For purchase orders for the GOVERNMENT MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s NAV and dividend. Each Fund reserves the right to reject any purchase request. It is the responsibility of MIS, any Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid Social Security or tax identification number.

32

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds are required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds may also ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed, minus any applicable sales charge. Any delay in processing your order will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Fund Purchase Easy Reference Table

Minimum Investments:

•	To open an Account - $1,000

•	To add to an Account (including through a Systematic Investment Program) - $50

Phone 1-800-236-FUND (3863)

•	Contact MIS.

•	Complete an application for a new account.

•	If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Marshall Fund having an identical shareholder registration.

Mail

•	To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	To add to your existing Fund Account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

In Person

•	Bring in your completed account application (for new accounts) and a check payable to “Marshall Funds” Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services

1000 North Water Street, 13th Floor

Milwaukee, WI 53202

33

Wire

•	Notify MIS at 1-800-236-FUND (3863) by 11:00 a.m. (Central Time) for the TAX-FREE MONEY MARKET FUND and 12:00 noon (Central Time) for the GOVERNMENT MONEY MARKET FUND. If your purchase order for the GOVERNMENT MONEY MARKET FUND is received by 12:00 noon (Central Time) and by 11:00 a.m. (Central Time) for the TAX-FREE MONEY MARKET FUND, and your wire is received by Marshall & Ilsley Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

•	Then wire the money to:

M&I Marshall & Ilsley Bank ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480

Further credit to: The Investor Class [Identify name of Fund]

Re: [Shareholder name and account number]

•	If a new Account, fax application to MIS at 1-414-287-8511.

•	Mail a completed account application to the Fund at the address above under “Mail.”

•	Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

Systematic Investment Program

•	You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MIS receives the order.

•	The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

•	Call MIS at 1-800-236-FUND (3863) to apply for this program.

Marshall Funds OnLineSM

•	You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at http://www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in the Account and Share Information section.

Additional Information About Checks and ACH Transactions Used to Purchase Shares

•	If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

•	If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

•	All checks should be made payable to the “Marshall Funds.”

34

How to Redeem and Exchange Shares – Investor Class of Shares

How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the “Fund Redemption Easy Reference Table.” You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

Trust customers of M&I Trust should contact their account officer to make redemption requests. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS or any Authorized Dealer. It is the responsibility of MIS and any Authorized Dealer to promptly submit redemption requests to a Fund if you request a wire transferred redemption to occur the same day.

Redemption requests for the GOVERNMENT MONEY MARKET FUND must be received by the Fund by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be redeemed at that day’s NAV. Redemption requests for the TAX-FREE MONEY MARKET FUND must be received by 11:00 a.m. (Central Time) for shares to be redeemed at that day’s NAV. For redemption requests for the GOVERNMENT MONEY MARKET FUND in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day’s NAV. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer (other than MIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.

Fund Redemption Easy Reference Table

Phone 1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

•	Contact MIS.

•	If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker/dealer, you must contact your account representative.

Mail

•	Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

•	For additional assistance, call MIS at 1-800-236-FUND (3863).

35

In Person

•	Bring in the written redemption request with the information described in “Mail” above Monday – Friday, 8:00 a.m. – 5:00 p.m. (Central Time), to:

Marshall Investor Services

1000 North Water Street, 13th Floor

Milwaukee, WI, 53202

•	The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Wire/Electronic Transfer

•	Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

•	Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

•	Wire-transferred redemptions may be subject to an additional fee.

•	Redemption requests must be received by 11:00 a.m. (Central Time) for the TAX-FREE MONEY MARKET FUND if you want the proceeds to be wired the same day.

Systematic Withdrawal Program

•	If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

•	Contact MIS to apply for this program.

Marshall Funds OnLineSM

•	You may redeem Fund shares via the Internet through Marshall Funds OnLineSM at http://www.marshallfunds.com. See “Fund Transactions Through Marshall Funds OnLineSM” in Account and Share Information section.

Checkwriting (Money Market Funds Only)

•	You can redeem shares of any MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

•	Your check is treated as a redemption order for Fund shares equal to the amount of the check.

•	A check for an amount in excess of your available Fund account balance will be returned marked “insufficient funds.”

•	Checks cannot be used to close your Fund account balance.

•	Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

36

Additional Conditions for Redemptions

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

•	when you want a redemption to be sent to an address other than the one you have on record with a Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when your redemption is to be sent to an address of record that was changed within the last 30 days.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Board determines that payment should be in kind.

Exchange Privilege. You may exchange the Investor Class of Shares of a Fund for the Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MIS, you may telephone instructions to MIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker/dealers, financial institutions or service providers should contact their account representatives. Telephone exchange instructions must be received before 11:00 a.m. (Central Time) with respect to the TAX-FREE MONEY MARKET FUND and before the close of trading on the NYSE, generally 3:00 p.m. (Central Time), with respect to the GOVERNMENT MONEY MARKET FUND for shares to be

37

exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

The Funds will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund or its other shareholders. Such short-term or excessive trading into and out of the Funds may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (Market Timing Policy). Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the sole discretion of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

Each Fund monitors and enforces its market timing policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges; and

•	selective monitoring of trade activity.

While the Funds seek to detect and deter market timing activity, a Fund may not be able to detect excessive trading practices with respect to shares held through omnibus accounts.

Account and Share Information

Fund Transactions Through Marshall Funds OnLineSM (Investor Class of Shares Only). If you have previously established an account with the Funds, and have signed an OnLineSM Agreement, you may purchase, redeem or exchange shares through the Marshall Funds’ Internet Site on the World Wide Web at http://www.marshallfunds.com (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site—you may only establish a new Fund account under the methods described in the “How to Buy Shares” section.

Trust customers of M&I Trust should contact their account officer for information on the availability of transactions on the Web Site.

You should contact MIS at 1-800-236-FUND (3863) to get started. MIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:

	Minimum	Maximum
Purchases:	$50	$100,000
Redemptions:	By ACH: $ 50 By wire: $1,000	By ACH: $50,000 By wire: $50,000
Exchanges:	$50	$100,000

38

Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this Prospectus.

You may not change your address of record, registration or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers). While the Funds and their service providers have established certain security procedures, the Funds and their transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party—should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent and MIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid. You may request photocopies of historical confirmations from prior years. The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and the MONEY MARKET FUNDS are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares through the day your shares are redeemed.

Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually. Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date, which is the date on which a shareholder must officially own shares in order to earn a dividend.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund’s profit derived from the sale of an investment, such as a stock or bond.

In addition, the Funds pay capital gains, if any, at least annually. None of the MONEY MARKET FUNDS expect to realize any capital gains or losses. If capital gains or losses were to occur, they cold result in an increase or decrease in such Fund’s dividends. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares just before a Fund (other than a MONEY MARKET FUND) declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price

39

back in the form of a distribution. Therefore, you may incur a tax liability when purchasing shares before a Fund declares a dividend or capital gain.

Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Rule 12b-1 Plan. Each Fund has a Rule 12b-1 Plan which allows it to pay a fee equal to a maximum of 0.25% for the EQUITY FUNDS and the INCOME FUNDS and 0.30% for the MONEY MARKET FUND of the Advisor Class of Shares assets to the distributor and financial intermediaries for the sale and distribution of that Fund’s Advisor Class of Shares and for services provided to that Fund’s shareholders. Because these shares pay marketing fees out of the Funds’ assets on an ongoing basis, your investment cost with respect to the Advisor Class of Shares may be higher over time than with respect to other fund shares with different sales charges and marketing fees.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, most of the Funds offer two classes of shares (the MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND and INTERNATIONAL STOCK FUND offer three classes and the TAX-FREE MONEY MARKET FUND offers only one class of shares). All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. With respect to taxable investors, Fund distributions of dividends and capital gains are taxable to them whether paid in cash or reinvested in the Fund. Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP GROWTH & INCOME FUND are expected to be distributions of both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily distributions of capital gains, and fund distributions of the INCOME FUNDS and the MONEY MARKET FUNDS are expected to be primarily distributions of dividends.

It is anticipated that the distributions of the TAX-FREE MONEY MARKET FUND will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal AMT applies to you. You may be subject to tax on any capital gain realized by this Fund.

Redemptions and exchanges of Fund shares are taxable sales.

40

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state and local tax considerations.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser) pursuant to which BPI manages the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2004, the Adviser had approximately $17.1 billion in assets under management, of which approximately $7 billion is in the Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Funds) since 1985.

Sub-Adviser’s Background. BPI is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2004, BPI had approximately [$4.4 billion] in assets under management. BPI’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Managers. The EQUITY INCOME FUND is managed by the M&I Custom Quantitative Solutions Group, an investment committee of the Adviser.

The LARGE-CAP GROWTH & INCOME FUND is managed by Mary R. Linehan. Ms. Linehan, a vice president of the Adviser, joined the Adviser in February 2001 as an Analyst for the LARGE-CAP GROWTH & INCOME FUND. Prior to joining the Adviser, from February 1996 to July 1999, Ms. Linehan worked at Heartland Funds, where she was an analyst for two equity funds. From January 1989 to January 1996, she worked at Strong Capital Management, Inc., where she was an analyst for two equity funds. Ms. Linehan has an M.B.A. degree from Marquette University and a B.B.A. degree from the University of North Dakota.

The MID-CAP VALUE FUND is managed by Matthew B. Fahey. Mr. Fahey, a vice president of the Adviser since 1988, joined the Adviser in October 1984. He earned a B.A. degree in Business Administration from the University of Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.

The MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND are managed by Kenneth S. Salmon and James A. Stark, CFA. Prior to joining the Adviser in 2000, Mr. Salmon was a senior analyst focused on growth companies at Tucker Anthony Sutro and C.L. King & Associates. Mr. Salmon graduated cum laude with a B.A. in Economics from State University of New York in Potsdam, New York. Prior to joining the Adviser in 2004, Mr. Stark served as General Partner and Portfolio Manager with Overland Partners, L.P. Previously, Mr. Stark was a Portfolio Manager with American Century

41

Investments and served as a small cap analyst with Kemper Financial Services and Investment & Capital Management. He holds a B.B.A. degree in Finance from the University of Wisconsin-Madison and an M.B.A. degree from the Kellogg Graduate School of Management at Northwestern University.

The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of BPI. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC from June 1993 to December 1994, and was a portfolio manager at STI Capital Management from January 1995 to March 1997. Mr. Jaworski received a B.A. degree in Economics and Computer Science from Concordia College and an M.B.A. degree in Finance from the University of Minnesota.

The GOVERNMENT INCOME FUND and the INTERMEDIATE BOND FUND are managed by Jason D. Weiner. Mr. Weiner, a vice president of the Adviser, joined the Adviser in 1993. Since 1994, he has been a portfolio analyst for the SHORT-TERM INCOME FUND and the INTERMEDIATE BOND FUND as well as a portfolio analyst for short-term and intermediate advisory portfolios for institutional clients. Mr. Weiner, who is a Chartered Financial Analyst, received his B.S. degree in Finance and International Business from Marquette University.

The MONEY MARKET FUND, the GOVERNMENT MONEY MARKET FUND and the SHORT-TERM INCOME FUND are managed by Richard M. Rokus, a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994, the GOVERNMENT MONEY MARKET FUND since May 2004 and the SHORT-TERM INCOME FUND since November 2001, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Whitewater.

The TAX-FREE MONEY MARKET FUND is managed by Craig J. Mauermann. Mr. Mauermann has been a Vice President of the Adviser since 2004. Prior to joining the Adviser, he was a municipal bond analyst and trader for three municipal money market funds at Strong Financial Corporation. Mr. Mauermann holds an M.B.A. degree and a B.A. degree from Marquette University.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) as follows:

Fund	Advisory Fee
Money Market Fund	0.15%
Government Money Market Fund	0.20%
Tax-Free Money Market Fund	0.20%
Short-Term Income Fund	0.60%
Intermediate Bond Fund	0.60%
Government Income Fund	0.75%
Large-Cap Growth & Income Fund	0.75%
Mid-Cap Value Fund	0.75%
Equity Income Fund	0.75%
Mid-Cap Growth Fund	0.75%
Small-Cap Growth Fund	1.00%
International Stock Fund	1.00%

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, securities lending agent, sub-transfer agent and administrator directly and through its division, MIS. For each domestic Fund, the annual custody fees are 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated based on each Fund’s ADNA. M&I Trust is entitled to receive shareholder services fees directly from the Funds in amounts up to a maximum annual percentage of 0.25% of the Fund’s ADNA. As shareholder

42

services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.

M&I Trust is the administrator of the Funds and UMB Fund Services, Inc. (“UMB”) is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA with respect to the EQUITY FUNDS and INCOME FUNDS and the aggregate ADNA of all MONEY MARKET FUNDS as follows:

Maximum Fee	Funds’ ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee, which differs among the Funds, for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Distributor. Grand Distribution Services, LLC (“Grand”), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. Grand and UMB are affiliated entities.

Financial Highlights–Advisor Class of Shares

The Financial Highlights will help you understand the Funds’ financial performance for the last five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors. Their report, together with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2004, which is available free of charge from the Funds.

[Insert]

43

Financial Highlights–Investor Class of Shares

The Financial Highlights will help you understand the Funds’ financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors. Their report, together with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2004, which is available free of charge from the Funds.

[Insert]

44

For More Information

A Statement of Additional Information (SAI) dated December 31, 2004 is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentaries discuss market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report, and other information, free of charge, and to make inquiries, write to or call your Authorized Dealer or call MIS at 1-800-236-FUND (3863) or 1-414-287-8555.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-209-3520

Internet address: http://www.marshallfunds.com

Grand Distribution Services, LLC Distributor	Investment Company Act File No. 811-58433

45

The Marshall Funds Family

Investment Information and Prospectus

The Institutional Class of Shares

(Class I)

•	Marshall Money Market Fund

•	Marshall Government Money Market Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DECEMBER 31, 2004

Institutional Class of Shares

(Class I Shares)

Shares of Marshall Funds, Inc. (Marshall Funds) are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

i

Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk/Return Summary of Mutual Funds

Money Market Funds Marshall Money Market Fund Marshall Government Money Market Fund

Principal Risks of the Funds

	Debt Securities Risks	Government Obligations Risks	Asset/ Mortgage Backed Securities Risks
Marshall Money Market Fund	✓		✓
Marshall Government Money Market Fund	✓	✓

A complete description of these risks can be found in the “Main Risks of Investing in the Funds” section.

Marshall Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks and liquidity risks.

Fund Performance: The following return information illustrates how the performance of the Fund’s Institutional Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and an average of money funds with similar objectives. Indices and averages are unmanaged and are not available for direct investment. Please keep in mind that past performance does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 2001-2003)

[insert bar chart]

(1)	The year-to-date return as of the quarter ended September 30, 2004 was %.

Total Returns
[Best quarter	(1st quarter, 2001)	1.46%
Worst quarter	(4th quarter, 2002)	0.40%]

Average Annual Total Returns through 12/31/03	7-Day Net Yield (as of 12/31/03)(1): %

1 Year	Since 04/03/00 inception
Fund %	%
LMMFI(2)%	%
MFRA(3)%	%

(1)	Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-FUND (3863).

(2)	The Lipper Money Market Funds Index (LMMFI) is an index of funds with investment objectives similar to that of the Fund.

(3)	The iMoney Net, Inc. (formerly, IBC Financial Data) Money Fund Report Averages™ (MFRA) is an average of money funds with investment objectives similar to that of the Fund.

2

Marshall Government Money Market Fund

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. The Fund invests at least 80% of its assets in obligations issued and/or guaranteed by the U.S. Government or by its agencies or instrumentalities, and in repurchase agreements secured by such obligations. In order to produce income that minimizes volatility, the Adviser uses a “bottom-up” approach, which evaluates debt securities against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

The Fund invests in the securities of U.S. Government-sponsored entities including the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Not all U.S. Government-sponsored entities are backed by the full faith and credit of the United States Government. Examples of entities that are not backed by the full faith and credit of the United Sates Government include Freddie Mac, Fannie Mae and FHLBs. These entities, however, are supported through federal subsidies, loans or other benefits. The Fund also may invest in U.S. Government-sponsored entities which are supported by the full faith and credit of the U.S. government, such as the Government National Mortgage Association. Finally, the Fund may invest in a few governmental entities which have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks and liquidity risks.

Annual Total Returns: A performance bar chart and total return information for the Fund have not been provided because the Fund has not been in operation for a full calendar year.

3

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class of Shares of the Funds.

	Government Money Market Fund		Money Market Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	None		None
Annual Fund Operating Expenses (expenses deducted from and expressed as a percentage of the Fund’s net assets)
Management Fee	0.20	%(2)	0.15	%(2)
Distribution (12b-1) Fee	None		None
Shareholder Servicing Fee	None		None
Other Expenses	0.17	%(3)	0.09%

Total Annual Fund Operating Expenses(1)	0.37%		0.24%

(1)      Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal period ended August 31, 2004 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers)	0.20%		0.20%

(2)      The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fees paid by the Government Money Market Fund and Money Market Fund (after the voluntary waivers) were 0.03% and 0.17%, respectively, for the fiscal period ended August 31, 2004.

(3)      “Other Expenses” are estimates for the fiscal year ending August 31, 2005.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company (M&I Trust) and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Funds or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Marshall Funds with the cost of investing in other funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Government Money Market Fund	Money Market Fund
1 Year	$38	$25
3 Years	$119	$77
5 Years	$—	$135
10 Years	$—	$306

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

4

Main Risks of Investing in the Funds

Debt Securities Risks. Debt Securities are subject to interest rate risks, credit risks, call risks and liquidity risks, which are more fully described below.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g., BBB or Baa). Bonds rated BBB by Standard & Poor’s Corporation or Baa by Moody’s Investors Services have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparably rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund may lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks. Some of the securities in which the Funds invest may be redeemed by the issuer before maturity (or “called”). This will most likely happen when interest rates are declining. If this occurs, a Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield.

Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time.

5

Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

Government Obligations Risks. For Fund investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law. As a result, there is risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association (Ginnie Maes) are supported by the full faith and credit of the United States, while securities issued by the Fannie Maes and the Freddie Macs are supported only by the discretionary authority of the U.S. government. Moreover, securities issued by the Student Loan Marketing Association (Sallie Maes) are supported only by the credit of that agency.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund’s yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Securities and Investment Techniques Descriptions

In implementing the Funds’ investment objectives, the Funds may invest in the following securities and use the following investment techniques. Some of these securities and techniques involve special risks, which are described under “Main Risks of Investing in the Marshall Funds.”

	Marshall Money Market Fund	Marshall Government Money Market Fund
Corporate Debt Securities	✓
Fixed Rate Debt Securities	✓	✓
Floating Rate Debt Securities	✓	✓
Treasury Securities		✓
Commercial Paper	✓
Demand Instruments	✓
Bank Instruments	✓
Funding Agreements	✓
Repurchase Agreements	✓	✓
Agency Securities		✓

6

Securities

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Such entities include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, and Washington Metropolitan Area Transit Authority Bonds.

Other government entities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by the Federal Home Loan Banks, Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association in support of such obligations.

A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Such entities include the Farm Credit System and the Financing Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Bank Instruments. Bank instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments.

Commercial Paper. Commercial paper represents an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the interest rate and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Fixed Income Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

7

The following describes the types of fixed income securities in which the Funds may invest:

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in a higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Funding Agreements. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. A Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, a Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Investment Ratings. The securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be of comparable quality to securities having such ratings.

Repurchase Agreements. Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

8

The Fund’s custodian will take possession of the securities subject to repurchase agreements. The Adviser and custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Investment Techniques

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. Securities lending activities are subject to interest rate risks and credit risks.

How to Buy Shares

What Do Shares Cost? You can buy the Institutional Class of Shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. The NYSE is closed on most national holidays and Good Friday. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the MONEY MARKET FUND is determined daily at 12:00 noon (Central Time), 3:00 p.m. (Central Time) and 4:00 p.m. (Central Time). The NAV for the GOVERNMENT MONEY MARKET FUND is determined twice daily at 12:00 noon (Central Time) and 4:00 p.m. (Central Time). In calculating the Funds’ NAV, the Funds’ portfolios are valued using amortized cost.

What Is the Investment Minimum? To open an account with the Funds, your first investment must be at least $10 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion.

How Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Funds to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

You may also purchase shares of a Fund through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized

9

Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

Purchase orders for the Funds must be received by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be purchased at that day’s NAV. For purchase orders in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), Marshall Investor Services (MIS) will use its best efforts to process such purchase orders that day. However, there is no guarantee that MIS will be able to process such purchase orders that day. To the extent your order is processed on the day received in accordance with these timeframes, you will receive that day’s NAV and dividend. Each Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid tax identification number.

Important Information About Procedures for Opening a New Account. The Funds are required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Funds are required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Funds to identify you. The Funds may also ask for other identifying documents or information.

If you do not provide this information, the Funds may be unable to open an account for you. In the event the Funds are unable to verify your identity from the information provided, the Funds may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed, minus any applicable sales charge. Any delay in processing your order will affect the purchase price you receive for your shares. The Funds are not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Funds detect suspicious behavior or if certain account information matches government lists of suspicious persons, the Funds may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Fund Purchase Easy Reference Table

Minimum Investments

•	To open an Account - $10 million

•	To add to an Account - $100,000

Phone

•	Once you have opened an account and if you authorized telephone privileges in your account application or by subsequently completing an authorization form, you may purchase additional shares by calling MIS at 1-800-236-FUND (3863).

10

Wire

•	Notify MIS at 1-800-236-FUND (3863) by 2:00 p.m. (Central Time).

•	Then wire the money to:

M&I Marshall & Ilsley Bank ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480

Further credit to: The Institutional Class of Shares [Identify name of Fund]

Re: [Shareholder name and account number]

•	If a new account, fax completed account application to MIS at 1-414-287-8511.

•	Mail a completed account application to the Fund at the following address:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS.

Redemption requests for the Funds must be received by the Funds by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be redeemed at that day’s NAV. For redemption requests in excess of $1 million received after 3:00 p.m. (Central Time) but before 4:00 p.m. (Central Time), MIS will use its best efforts to process the redemption request that day. However, there is no guarantee that MIS will be able to process such redemption order that day. To the extent your order is processed in accordance with these timeframes, you will receive that day’s NAV. Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Fund Redemption Easy Reference Table

Phone

•	If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

•	Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

•	Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

11

•	Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

•	Redemption requests must be received by 2:00 p.m. (Central Time) if you want the proceeds to be wired the same day.

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, delivery of payment may be delayed up to seven days:

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Funds have reserved the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. This means that the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Board of Directors of the Marshall Funds (Board) determines that payment should be in kind.

Exchange Privilege. You may exchange the Institutional Class of Shares of a Fund for the Institutional Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public. The exchange privilege may be modified or terminated at any time.

Frequent Traders. The Funds’ management or the Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchases and redemptions and curb the disruptive effects of frequent trading (Market Timing Policy.) Pursuant to the Market Timing Policy, a Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the sole discretion of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Funds, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

12

Each Fund monitors and enforces its market timing policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges; and

•	selective monitoring of trade activity.

While the Fund seeks to detect and deter market timing activity, the Fund may not be able to detect excessive trading practices with respect to shares held through omnibus accounts.

Account and Share Information

Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

Dividends and Capital Gains. Dividends of the Funds are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares through the day your shares are redeemed.

In addition, the Funds pay capital gains, if any, at least annually. Neither of the Funds expects to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in a Fund’s dividends. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently the GOVERNMENT MONEY MARKET FUND offers two classes of shares and the MONEY MARKET FUND offers three classes of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class. There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund’s profit derived from the sale of an investment, such as a stock or bond.

Tax Information

Federal Income Tax. The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%. Fund distributions for the Funds are expected to be primarily distributions of dividends.

13

Redemptions and exchanges of Fund shares are taxable sales.

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state and local tax considerations.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Funds. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages each Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin 53202.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2004, the Adviser had approximately $17.1 billion in assets under management, of which approximately $7 billion is in the Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Portfolio Manager. The Funds are managed by Richard M. Rokus, a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since January 1, 1994 and the GOVERNMENT MONEY MARKET FUND since May 2004, and has been employed by the Adviser since January 1993. Mr. Rokus also manages the Marshall Short-Term Income Fund, a series of the Marshall Funds not discussed in this Prospectus. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund’s average daily net assets (ADNA) as follows:

Fund	Advisory Fee
Money Market Fund	0.15%
Government Money Market Fund	0.20%

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, securities lending agent, sub-transfer agent and administrator directly and through its division, MIS. The annual custody fees are 0.02% on the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated based on each Fund’s ADNA.

14

M&I Trust is the administrator of the Funds and UMB Fund Services, Inc. (“UMB”) is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate ADNA of all money market funds of the Marshall Funds as follows:

Maximum Fee	Funds’ ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Distributor. Grand Distribution Services, LLC (“Grand”), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. Grand and UMB are affiliated entities.

Financial Highlights—Institutional Class of Shares

The Financial Highlights will help you understand the Funds’ financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds’ independent auditors. Their report, together with the Funds’ financial statements and notes thereto, is included in the Funds’ Annual Report dated August 31, 2004, which is available free of charge from the Funds.

[insert]

15

For More Information

A Statement of Additional Information (SAI) dated December 31, 2004 is incorporated by reference into this Prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as they become available.

To obtain the SAI, Annual Report, Semi-Annual Report, and other information, free of charge, and to make inquiries, write to or call MIS at 1-414-287-8555 or at 1-800-236-FUND (3863).

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Funds, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-209-3520

Internet address: http://www.marshallfunds.com

Grand Distribution Services, LLC
Distributor	Investment Company Act File No. 811-58433

16

The Marshall Funds Family

Investment Information and

Prospectus

The Institutional Class of Shares

(Class I)

Marshall International Stock Fund

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

DECEMBER 31, 2004

Institutional Class of Shares

(Class I Shares)

Shares of Marshall Funds, Inc. (Marshall Funds) are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, M&I Marshall & Ilsley Bank or any of its affiliates. Shares of the Marshall Funds, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC) or any other government agency, and may lose value.

i

Risk/Return Profile

Goal: To provide capital appreciation.

Strategy: The Fund invests at least 80% of its assets in securities of issuers domiciled in at least three different nations outside the United States, and invests at least 80% of its assets in stocks. BPI Global Asset Management LLP (BPI or Sub-Adviser) is the sub-adviser of the Fund. BPI uses a “bottom-up” approach to international investing within overall portfolio management guidelines. BPI identifies companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. BPI then seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach BPI describes as “quality companies at a reasonable price.” The portfolio management team closely monitors the Fund’s industry weightings and country weightings in relation to its performance benchmark.

Fund Performance: The following return information illustrates how the performance of the Fund’s Institutional Class of Shares can vary, which is one indication of the risks of investing in the Fund. The information also provides some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with returns of an index of funds with similar investment objectives and a broad measure of market performance. Indices are unmanaged and are not available for direct investment. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. The information assumes that you reinvested all dividends and distributions.

Annual Total Returns (calendar years 2000-2003)

[insert bar chart]

(1)	The year-to-date return as of the quarter ended September 30, 2004 was %.

Total Returns
[Best quarter	(4th quarter, 2001)	9.78%
Worst quarter	(3rd quarter, 2002)	(19.54)%]

Average Annual Total Returns through 12/31/03

1 Year	Since 09/01/99 inception
Fund:
Return Before Taxes %	%
Return After Taxes on Distributions(1)%	%
Return After Taxes on Distributions and Sale of Fund Shares(1)%	%
LIFI(2)%	%
EAFE(3)%	%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

(2)	The Lipper International Funds Index (LIFI) is an index of funds with investment objectives similar to that of the Fund. The LIFI does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

(3)	The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a market capitalization-weighted equity index of international stocks comprising 20 of the 48 countries in the Morgan Stanley Capital International universe and representing the developed world outside of North America. The EAFE does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

1

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class of Shares of the Fund

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)*	2.00%
Annual Fund Operating Expenses (expenses deducted from and expressed as a percentage of the Fund’s net assets)
Management Fee	1.00	%(2)
Distribution (12b-1) Fee	None
Shareholder Servicing Fee	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses(1)	1.27%

(1)      Although not contractually obligated to do so, the Adviser and other service providers waived certain amounts. The net expenses the Fund actually paid for the fiscal year ended August 31, 2004 are shown below.

Total Actual Annual Fund Operating Expenses (after waivers)	1.25%

(2)	The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fees paid by the International Stock Fund (after the voluntary waivers) were 0.98% for the fiscal year ended August 31, 2004.

*	A redemption fee of 2% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase. The fee is retained by the Fund and generally withheld from redemption proceeds. See “What Do Shares Cost?” and “Will I Be Charged a Fee for Redemptions?”

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company (M&I Trust) and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to the Fund or shareholders, as applicable. For more complete descriptions of the various costs and expenses, see “Marshall Funds, Inc. Information.” Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$129
3 Years	$403
5 Years	$697
10 Years	$1,534

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

2

Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk. Stock market risk is also related to the size of the company issuing stock, as described below under the “Company Size Risks.”

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As M&I Investment Management Corp. (the Adviser) allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). Consequently, while value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, they can continue to be inexpensive for long periods of time and may not ever realize their full value.

What About Portfolio Turnover?

Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund’s Adviser or Sub-Adviser believes it is appropriate to do so in light of the Fund’s investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affects Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

3

Foreign Securities Risks. The Fund invests primarily in foreign securities, which involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less-strict regulation of the securities markets. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund’s assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund’s investments. The European Central Bank has control over each EMU member country’s monetary policies. Therefore, the EMU participating countries no longer control their own monetary policies by directing independent interest rates for their currencies, which may limit their ability to respond to economic downturns or political upheavals. These factors or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Securities and Investment Techniques Descriptions

In implementing the Fund’s investment objective, the Fund may invest in the following securities and use the following investment techniques. Some of these securities and techniques involve special risks, which are described under “Main Risks of Investing in the Fund.”

Securities

Common Stocks. Common stocks are the most prevalent type of equity securities. Holders of common stock of an issuer are entitled to receive the issuer’s earnings only after the issuer pays its creditors and any preferred shareholders. As a result, changes in the issuer’s earnings have a direct impact on the value of its common stock.

Equity Securities. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Common stocks and other equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions. A fund that invests a significant amount of its assets in common stocks and other equity securities is likely to have greater fluctuations in share price than a fund that invests a significant portion of its assets in fixed income securities. The Fund cannot predict the income it will receive from equity securities, if any, because companies generally have discretion as to the payment of any dividends or distributions.

4

Foreign Common Stocks. Common stocks of foreign corporations are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Foreign Securities. Foreign securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside the United States that trade on a foreign securities exchange or in a foreign market.

Investment Techniques

Securities Lending. The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The agent borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent. Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, the Fund may temporarily depart from its principal investment strategy by investing up to 100% of Fund assets in cash or short-term, high quality money market instruments (for example, commercial paper and repurchase agreements). This may cause the Fund to temporarily forego greater investment returns for the safety of principal. When so invested, the Fund may not achieve its goal.

How to Buy Shares

What Do Shares Cost? You can buy the Institutional Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. The NYSE is closed on most national holidays and Good Friday. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV is calculated at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. In calculating NAV, the Fund’s portfolio is valued using market prices.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board of Directors of the Marshall Funds (Board). The Board has established a Pricing Committee, which is responsible for determinations of fair value, subject to supervision of the Board. In determining fair value, the Pricing Committee must take into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Securities held by the Fund may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the market value of the Fund’s investments may change on days when you cannot purchase or sell Fund shares. In addition, a foreign exchange may not value its listed securities at the

5

same time that the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities at 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim, which may affect a security’s value. The Board may rely on the recommendations of an independent fair value pricing service it has retained to assist in valuing foreign securities in the Fund’s portfolio. The fair value pricing service may employ quantitative models in determining fair value.

For 30 days following the most recent purchase of shares of the Fund, your redemption or exchange proceeds may be reduced by a redemption/exchange fee of 2%. The redemption/exchange fee is paid to the Fund. The purpose of the fee is to offset the costs associated with short-term trading in the Fund’s shares. See “How to Redeem and Exchange Shares—Advisor Class of Shares—Will I be Charged a Fee for Redemptions?” and “—Additional Conditions for Redemptions—Frequent Traders” below.

Keep in mind that Authorized Dealers, as defined below, may charge you fees for their services in connection with your share transactions.

What Is the Investment Minimum? To open an account with the Fund, your first investment must be at least $1 million. The minimum investment amount to add to your existing account is $100,000. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor’s minimum investment is calculated by combining all accounts it maintains with the Fund. In special circumstances, these minimums may be waived or lowered at the Funds’ discretion.

How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the account application and sending your payment to the Fund by check or wire. In connection with opening an account, you will be requested to provide information that will be used by the Fund to verify your identity, as described in more detail under “Important Information About Procedures for Opening a New Account” below.

You may also purchase shares of the Fund through a broker/dealer, investment professional or financial institution (Authorized Dealers). Some Authorized Dealers may charge a transaction fee for this service. If you purchase shares of the Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Fund’s Prospectus. Certain features of the Fund may not be available or may be modified in connection with the program of services provided.

Purchase orders for the Fund must be received by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be purchased at that day’s NAV. The Fund reserves the right to reject any purchase request. It is the responsibility of Marshall Investor Services (MIS), any Authorized Dealer or other service provider that has entered into an agreement with the Fund, or administrative or shareholder services agent, to promptly submit purchase orders to the Fund. Orders placed through one of these entities are considered received when the Fund is notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a valid tax identification number.

Important Information About Procedures for Opening a New Account. The Fund is required to comply with various anti-money laundering laws and regulations. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an account, the Fund is required to obtain certain personal information, including your full name, address, date of birth, social security number and other information that will allow the Fund to identify you. The Fund may also ask for other identifying documents or information.

6

If you do not provide this information, the Fund may be unable to open an account for you. In the event the Fund is unable to verify your identity from the information provided, the Fund may, without prior notice to you, close your account within five business days and redeem your shares at the NAV next determined after the account is closed, minus any applicable sales charge. Any delay in processing your order will affect the purchase price you receive for your shares. The Fund is not liable for fluctuations in value experienced as a result of such delays in processing. If at any time the Fund detects suspicious behavior or if certain account information matches government lists of suspicious persons, the Fund may determine not to open an account, may reject additional purchases, may close an existing account, may file a suspicious activity report or may take other appropriate action.

Fund Purchase Easy Reference Table

Minimum Investments

•	To open an Account - $1 million

•	To add to an Account - $100,000

Phone

•	Once you have opened an account and if you authorized telephone privileges in your account application or by subsequently completing an authorization form, you may purchase additional shares by calling MIS at 1-800-236-FUND (3863).

Mail

•	To open an account, send your completed account application and check payable to “Marshall Funds” to the following address:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	To add to your existing Fund Account, send in your check, payable to “Marshall Funds,” to the same address. Indicate your Fund account number on the check.

Wire

•	Notify MIS at 1-800-236-FUND (3863) by 3:00 p.m. (Central Time).

•	Then wire the money to:

M&I Marshall & Ilsley Bank ABA Number 075000051

Credit to: Marshall Funds, Deposit Account, Account Number 27480

Further credit to: The Institutional Class of Shares [Identify name of Fund]

Re: [Shareholder name and account number]

•	If a new account, fax completed account application to MIS at 1-414-287-8511.

•	Mail a completed account application to the Fund at the following address:

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

•	Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Fund and the Federal Reserve wire system are open for business.

7

How to Redeem and Exchange Shares

How Do I Redeem Shares? You may redeem your Fund shares by Telephone and by Wire/Electronic Transfer. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Telephone or written requests for redemptions must be received in proper form as described below and can be made through MIS.

Redemption requests must be received by the Fund by the close of trading on the NYSE, generally 3:00 p.m. (Central Time), in order for shares to be redeemed at that day’s NAV. Redemption proceeds will normally be wired the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider, other than MIS or Marshall & Ilsley Trust Company N.A. (M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees. You will be charged a 2% short-term redemption fee on shares of the Fund that have been held for less than 30 days after the most recent purchase, determined on a last-in, first-out basis (other than through reinvestments of capital gains or dividends). See “Additional Conditions for Redemptions—Frequent Traders” below.

Fund Redemption Easy Reference Table

Phone

•	If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone.

Wire/Electronic Transfer

•	Upon written request, redemption proceeds can be directly deposited by Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

•	Wires of redemption proceeds will only be made on days on which the Fund and the Federal Reserve wire system are open for business.

•	Wire-transferred redemptions may be subject to an additional fee imposed by the bank receiving the wire.

Additional Conditions for Redemptions

Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, delivery of payment may be delayed up to seven days:

•	to allow your purchase payment to clear;

•	during periods of market volatility; or

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in shares of the Fund.

8

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organizations.

Redemption in Kind. The Fund has reserved the right to pay the redemption price in whole or in part by a distribution of its portfolio securities. This means that the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund’s net assets represented by such share class during any 90-day period. Generally, any share redemption payment greater than this amount will be paid in cash unless the Board determines that payment should be in kind.

Exchange Privilege. You may exchange the Institutional Class of Shares of the Fund for the Institutional Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange, if less than 30 days after purchase, may be subject to a 2% short-term redemption/exchange fee. See “What Do Shares Cost?” An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction.

Signatures must be guaranteed if you request an exchange into another Fund with a different shareholder registration. Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public. The exchange privilege may be modified or terminated at any time.

Frequent Traders. The Fund’s management or the Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund or its other shareholders. Such short-term or excessive trading into and out of the Fund may harm all shareholders by disrupting investment strategies, increasing brokerage, administrative and other expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.

The Board has approved policies that seek to discourage frequent purchase and redemptions and curb the disruptive effects of frequent trading (Market Timing Policy). Pursuant to the Market Timing Policy, the Fund may decline to accept an application or may reject a purchase request, including an exchange, from a market timer or an investor who, in the sole discretion of the Adviser, has a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund, the Adviser and affiliates thereof are prohibited from entering into arrangements with any shareholder or other person to permit frequent purchases and redemptions of Fund shares.

The Fund monitors and enforces its market timing policy through:

•	the termination of a shareholder’s purchase and/or exchange privileges;

•	selective monitoring of trade activity; and

•	the 2% short-term redemption/exchange fee for redemptions or exchanges less than 30 days after the most recent purchase, determined on a last-in, first-out basis.

The redemption/exchange fee is waived for shares purchased through omnibus accounts or by qualified employee benefit plans, unless otherwise provided for by contract. This charge is not applicable to qualified employee benefit plans or omnibus accounts. In addition, the Fund’s management or the Adviser may, in their sole discretion, waive the short-term redemption fee for accounts of shareholders who do not engage in excessive trading that is determined to be detrimental to the Fund and its shareholders. Any such waivers will be reported to the Board.

While the Fund seeks to detect and deter market timing activity, the Fund may not be able to detect excessive trading practices with respect to shares held through omnibus accounts.

9

Account and Share Information

Confirmations and Account Statements. You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

Dividends and Capital Gains. Dividends of the Fund are declared and paid annually to all shareholders invested in the Fund on the record date, which is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays capital gains, if any, at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase shares of the Fund just before the Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Therefore, you may incur a tax liability when purchasing shares shortly before the Fund declares a dividend or capital gain.

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund’s profit derived from the sale of an investment, such as a stock or bond.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. Currently, the Fund offers three classes of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which may affect their performance.

Tax Information

Federal Income Tax. The Fund sends you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Distributions from the Fund’s investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%. Fund distributions are expected to be primarily distributions of capital gains.

Redemptions and exchanges of Fund shares are taxable sales.

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state and local tax considations.

10

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund’s assets, including buying and selling portfolio securities. The Adviser’s address is 1000 North Water Street, Milwaukee, Wisconsin 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP pursuant to which BPI manages the Fund, subject to oversight by the Adviser.

Adviser’s Background. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2004, the Adviser had approximately $17.1 billion in assets under management, of which approximately $7 billion is in the Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Marshall Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser’s Background. BPI is a registered investment adviser that provides investment management services to investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2004, BPI had approximately [$4.4 billion] in assets under management. BPI’s address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Manager. The Fund is managed by Daniel R. Jaworski, founder, Managing Director and Chief Investment Officer of BPI. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC from June 1993 to December 1994, and was a portfolio manager at STI Capital Management from January 1995 to March 1997. Mr. Jaworski received a B.A. degree in Economics and Computer Science from Concordia College and an M.B.A. degree in Finance from the University of Minnesota.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund’s average daily net assets (ADNA).

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in the Adviser’s sole discretion.

Affiliate Services and Fees. M&I Trust, an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets (except for the INTERNATIONAL STOCK FUND), shareholder services agent, securities lending agent, sub-transfer agent and administrator directly and through its division, MIS.

11

M&I Trust is the administrator of the Marshall Funds and UMB Fund Services, Inc. (“UMB”) is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund’s ADNA as follows:

Maximum Fee	Funds’ ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

All fees of the sub-administrator are paid by M&I Trust.

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.

Distributor. Grand Distribution Services, LLC (“Grand”), a registered broker-dealer and member of the National Association of Securities Dealers, Inc., acts as principal distributor of the Funds’ shares. All fees of the distributor are paid by M&I Trust. Grand and UMB are affiliated entities.

Financial Highlights–Institutional Class of Shares

The Financial Highlights will help you understand the Funds’ financial performance since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Fund’s independent auditors. Their report, together with the Fund’s financial statements and notes thereto, is included in the Fund’s Annual Report dated August 31, 2004, which is available free of charge from the Fund.

[insert]

12

For More Information

A Statement of Additional Information (SAI) dated December 31, 2004 is incorporated by reference into this Prospectus. Additional information about the Fund’s investments is contained in the Fund’s SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Investment Commentaries discuss market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain the SAI, Annual Report, Semi-Annual Report, and other information, free of charge, and to make inquiries, write to or call MIS at 1-414-287-8555 or at 1-800-236-FUND (3863).

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and review and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section

Securities and Exchange Commission

Washington, D.C. 20549-0102

publicinfo@sec.gov

1-202-942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Marshall Investor Services

P.O. Box 1348

Milwaukee, WI 53201-1348

1-414-287-8555

1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-209-3520

Internet address: http://www.marshallfunds.com

Grand Distribution Services, LLC Distributor	Investment Company Act File No. 811-58433

13

Marshall Funds, Inc.

Statement of Additional Information

Investor Class of Shares

(Class Y)

December 31, 2004

Equity Funds	Income Funds
• Marshall Equity Income Fund	• Marshall Government Income Fund
• Marshall Large-Cap Growth & Income Fund	• Marshall Intermediate Bond Fund
• Marshall Mid-Cap Value Fund	• Marshall Intermediate Tax-Free Fund
• Marshall Mid-Cap Growth Fund	• Marshall Short-Term Income Fund
• Marshall Small-Cap Growth Fund
• Marshall International Stock Fund	Money Market Funds
• Marshall Money Market Fund
• Marshall Government Money Market Fund
• Marshall Tax-Free Money Market Fund

This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Investor Class of Shares Prospectus for the Marshall Funds listed above (each, a Fund and collectively, the Funds) dated December 31, 2004. This SAI incorporates by reference the financial statements from the Funds’ August 31, 2004 Annual Report. You may obtain the Prospectus and Annual Report without charge by calling Marshall Investor Services (MIS) at 1-800-236-FUND (3863), or you can visit the Marshall Funds’ Internet site on the World Wide Web at http://www.marshallfunds.com.

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

GRAND DISTRIBUTION SERVICES, LLC

Distributor

Investor Class of Shares

(Class Y Shares)

HOW ARE THE FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. Currently, the Corporation consists of thirteen separate series, all of which are discussed in this SAI.

The Board of Directors of the Corporation (Board) has established certain classes of shares with respect to each Fund as follows:

Fund	Advisor Class of Shares (Class A)	Investor Class of Shares (Class Y)	Institutional Class of Shares (Class I)
Equity Income Fund	✓	✓

Large-Cap Growth & Income Fund	✓	✓

Mid-Cap Value Fund	✓	✓

Mid-Cap Growth Fund	✓	✓

Small Cap Growth Fund	✓	✓

International Stock Fund	✓	✓	✓

Government Income Fund	✓	✓

Intermediate Bond Fund	✓	✓

Intermediate Tax-Free Fund		✓

Short-Term Income Fund	✓	✓

Money Market Fund	✓	✓	✓

Government Money Market Fund		✓	✓

Tax-Free Money Market Fund		✓

This SAI relates to the Investor Class of Shares only. The Funds’ investment adviser is M&I Investment Management Corp. (Adviser). The International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (BPI or Sub-Adviser). This SAI contains additional information about the Corporation and the Funds. This SAI uses the same terms as defined in the Prospectus.

The definitions of the terms “series” and “class” in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL.

SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a(n):

•	P = Principal investment of a Fund; (shaded in chart)

•	A = Acceptable (but not principal) investment of a Fund; or

•	N = Not an acceptable investment of a Fund.

EQUITY FUNDS

Securities	Equity Income	Large-Cap Growth & Income	Mid-Cap Value	Mid-Cap Growth	Small- Cap Growth	International Stock
American Depositary Receipts[1]	A	A	A	A	A	A
Asset-Backed Securities[2]	A	A	A	A	A	A
Bank Instruments[3]	A	A	A	A	A	A
Borrowing	A	A	A	A	A	A4
Common Stock	P	P	P	P	P	P
Common Stock of Foreign Companies	A	A	A	A	A	P
Convertible Securities	A	A	A	A	A	A
Debt Obligations[5]	A	A	A	A	A	A
Derivative Contracts and Securities	A	A	A	A	A	A
European Depositary Receipts	N	N	N	N	N	A
Fixed Rate Debt Obligations	A	A	A	A	A	A
Floating Rate Debt Obligations	A	A	A	A	A	A
Foreign Currency Hedging Transactions	N	N	N	N	N	A
Foreign Currency Transactions	N	N	N	N	N	A
Foreign Securities[6]	A	A	A	A	A	P
Forward Commitments, When-Issued and Delayed Delivery Transactions	A	A	A	A	A	A
Futures and Options Transactions	A	A	A	A	A	A
Global Depositary Receipts	N	N	N	N	N	A
Illiquid and Restricted Securities[7]	A	A	A	A	A	A
Lending of Portfolio Securities	A	A	A	A	A	A
Mortgage-Backed Securities	A	A	A	A	A	A
Preferred Stocks	A	A	A	A	A	A
Prime Commercial Paper[8]	A	A	A	A	A	A
Repurchase Agreements	A	A	A	A	A	A
Reverse Repurchase Agreements	A	A	A	A	A	A
Securities of Other Investment Companies	A	A	A	A	A	A
SWAP Transactions	A	A	A	A	A	A
U.S. Government Securities	A	A	A	A	A	A
Variable Rate Demand Notes	A	A	A	A	A	A
Warrants	A	A	A	A	A	A

INCOME FUNDS AND MONEY MARKET FUNDS

Securities	Government Income	Intermediate Bond	Intermediate Tax-Free	Short- Term Income	Money Market	Government Money Market	Tax-Free Money Market
Asset-Backed Securities[2]	P	A	A	P	A	A	A
Bank Instruments[3]	A	A	A	A	P	A	P
Borrowing	A	A	A	A	A	A	A
Callable Securities	N	N	N	N	A	A	N
Debt Obligations	P	P	P	P	P	P	P
Demand Master Notes	N	A	N	A	P	P	P
Derivative Contracts and Securities	A	A	A	A	A	A	A
Dollar Rolls	P	A	A	A	N	N	N
Fixed Rate Debt Obligations	P	P	P	P	P	P	P
Floating Rate Debt Obligations	A	A	P	A	P	P	P
Foreign Money Market Instruments	A	A	A	A	A	A	A
Foreign Securities[6]	A	A	N	A	N	N	N
Forward Commitments, When-Issued and Delayed Delivery Transactions	A	A	A	A	A	A	N
Funding Agreements	A	A	A	A	P	A	A
Futures and Options Transactions	A	A	A	A	N	N	N
Guaranteed Investment Contracts	N	N	N	N	A	A	A
Illiquid and Restricted Securities[7]	A	A	A	A	A	A	A
Lending of Portfolio Securities	A	A	A	A	A	A	A
Mortgage-Backed Securities	P	A	N	A	A	A	A
Municipal Leases	A	A	A	A	N	N	N
Municipal Securities	A	A	P	A	N	N	N
Participation Interests	N	N	A	N	A	A	A
Prime Commercial Paper[8]	A	A	A	A	P	A	P
Repurchase Agreements	A	A	A	A	P	P	A
Reverse Repurchase Agreements	A	A	A	A	A9	A9	A9
Securities of Other Investment Companies	A	A	A	A	A	A	A
SWAP Transactions	A	A	A	A	N	N	N
U.S. Government Securities	P	A	A	A	A	P	A
Variable Rate Demand Notes	A	A	A	A	A	A	P
Zero Coupon Securities	N	N	N	N	N	A	N

1.	All Funds may invest up to 20% of their respective assets in American Depository Receipts; however, the International Stock Fund has no limit.

2.	The Equity Funds and Income Funds may invest in asset-backed securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (i.e., securities rated AAA, AA, A or BBB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch) and Aaa, Aa, A or Baa by Moody’s Investors Service (Moody’s)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Funds will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the Income Funds expect that they might exceed 5% of their respective net assets in these securities.

3.	The Equity Funds and Money Market Funds may purchase foreign bank instruments. The Equity Funds (except the International Stock Fund) are limited to 5% of total assets. The Income Funds may invest in foreign bank instruments, although they do not presently intend to do so.

4.	The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund’s net asset value (NAV). The Fund may pledge more than 5% of its total assets to secure such borrowings.

5.	Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6.	The Equity Funds (except the International Stock Fund) may only invest up to 5% of their respective net assets in foreign securities other than American Depositary Receipts (ADRs).

7.	All Funds may invest up to 15% of their respective assets in illiquid securities except for the Money Market Funds, which are limited to 10%.

8.	The Small-Cap Growth Fund may purchase commercial paper rated investment grade by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The other Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

9.	During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Agency Securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank’s irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

Foreign Bank and Money Market Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money Market Funds, Short-Term Income Fund and Intermediate Bond Fund), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper represents an issuer’s draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the interest rate and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended (1933 Act). By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Funds. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper and, thus, provide liquidity.

The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Board’s criteria for liquidity are quite liquid. Thus, Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the Funds’ investment limitation applicable to restricted securities.

Convertible Securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which a Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities are those that have received one of an NRSRO’s four highest ratings. Securities receiving the fourth highest rating (Baa by Moody’s or BBB by S&P or Fitch) have speculative characteristics, and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Money Market Funds are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and will follow the credit quality requirements of the Rule.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a Fund to demand payment of the value of the security (plus any accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy) will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment, and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. ADRs are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges, in which case the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). The inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Dollar Rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond’s coupon rate, maturity date and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Equity Securities are the fundamental unit of ownership in a company. The following describes the types of equity securities in which the Equity Funds invest:

Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Common Stocks of Foreign Companies are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security.

Warrants provide an option to buy the issuer’s stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed-rate securities and floating rate securities react differently as prevailing interest rates change.

Callable Securities. Certain fixed income securities in which the Funds invest are callable at the option of the issuer. Callable securities are subject to call risks.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed-rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed-rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed-rate debt securities fall, and as interest rates fall, the prices of fixed-rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

Exchange-Traded Futures Contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund’s portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Foreign Currency Hedging Transactions are used to protect against foreign currency exchange rate risks. These transactions include forward foreign currency exchange contracts, foreign currency futures contracts and purchasing put or call options on foreign currencies.

Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund’s security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. A Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a Fund’s assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, which is known as cross-hedging.

In these transactions, a Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, a Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

Purchasing and Writing Put and Call Options on foreign currencies are used to protect a Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to a Fund’s position, a Fund may forfeit the entire amount of the premium as well as incur related transaction costs. These options are traded on U.S. and foreign exchanges or OTC.

Foreign Securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside of the United States that trade on a foreign securities exchange or in a foreign market.

Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Funds will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Funds may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions. As a means of reducing fluctuations in its NAV, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund’s ability to establish and close out futures and options positions depends on this secondary market.

Call Options on Financial and Stock Index Futures Contracts. A Fund may write (sell) listed and OTC call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund’s obligation to sell a futures contract costs less to fulfill, causing the value of the Fund’s call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund’s portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer’s) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund’s option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge.

Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets, including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

Limitation on Open Futures Positions. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund’s portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Margin In Futures Transactions. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund’s custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

Over-the-Counter Options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. A Fund may generally purchase and write OTC options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund’s portfolio securities or securities indices are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

Purchasing Put and Call Options on Securities. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund’s portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

Put Options on Financial and Stock Index Futures Contracts. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund’s interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

Stock Index Options. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the OTC market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund’s portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Writing Covered Call and Put Options on Securities. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund’s portfolio securities. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As the writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

Risks. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund’s portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option.

When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund’s custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Funds and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Funds to pay, market-based compensation for M&I Trust’s services as securities lending agent.

Securities Lending Risks. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed income securities risk. Dividends received by the Funds on the loaned securities are not treated as “qualified dividends” for tax purposes.

Leverage Risks. Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

General obligation bonds are supported by the issuer’s full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality’s general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to the federal AMT.

Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds.

Tax increment financing bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:

•	TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

•	TANs: tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes;

•	RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues;

•	BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

•	municipal commercial paper and other short-term notes;

•	variable rate demand notes;

•	industrial development bonds;

•	municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

•	construction loan notes insured by the Federal Housing Administration and financed by Federal National Mortgage Association (FNMA) or Government National Mortgage Association (GNMA); and

•	participation, trust and partnership interests in any of the foregoing obligations.

Municipal Leases. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by a municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to a Fund’s ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee’s general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Variable Rate Municipal Securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed rate obligations. Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund’s demand. For purposes of determining a Fund’s average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

Geographic Diversification of the Intermediate Tax-Free Fund’s investments is achieved by purchasing issues of municipal securities representative of various areas of the U.S. and general obligations of states, cities and school districts as well as some revenue issues which meet the Fund’s acceptable quality criteria.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund’s custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The

Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio security at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and for avoiding a sale of portfolio instruments at a time when the sale may be deemed disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Swap Transactions. In a standard swap transaction, two parties agree to exchange (swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund’s obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund’s limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund’s obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Funds). During these market conditions, each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (with respect to the International Stock Fund).

Treasury Securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk.

Warrants give a Fund the option to buy the issuer’s stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on the Fund’s records on the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

Zero Coupon Securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

FUNDAMENTAL INVESTMENT OBJECTIVES

•	Marshall Equity Income Fund: to provide capital appreciation and above-average dividend income.

•	Marshall Large-Cap Growth & Income Fund: to provide capital appreciation.

•	Marshall Mid-Cap Value Fund: to provide capital appreciation.

•	Marshall Mid-Cap Growth Fund: to provide capital appreciation.

•	Marshall Small-Cap Growth Fund: to provide capital appreciation.

•	Marshall International Stock Fund: to provide capital appreciation.

•	Marshall Government Income Fund: to provide current income.

•	Marshall Intermediate Bond Fund: to maximize total return consistent with current income.

•	Marshall Intermediate Tax-Free Fund: to provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

•	Marshall Short-Term Income Fund: to maximize total return consistent with current income.

•	Marshall Money Market Fund: to provide current income consistent with stability of principal.

•	Marshall Government Money Market Fund: to provide current income with stability of principal.

•	Marshall Tax-Free Money Market Fund: to provide current income exempt from federal income tax consistent with stability of principal.

The investment objectives of the Funds may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the “majority of the outstanding voting securities” of that Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Funds, Short-Term Income Fund and Intermediate Bond Fund) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: (1) margin deposits for the purchase and sale of futures contracts and related options; and (2) segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities. Except for the International Stock Fund, loans may not exceed one-third of the value of a Fund’s total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.

Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the Money Market Funds, Intermediate Bond Fund and Short-Term Income Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options.

Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Under this limitation, the Intermediate Tax-Free Fund will consider each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial developments bonds backed only by the assets and revenues of a non-governmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets.

Concentration of Investments

(Intermediate Tax-Free Fund only)

The Intermediate Tax-Free Fund will not invest 25% or more of the value of its total assets in any one industry, except for temporary defensive purposes, the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities. In addition, the Intermediate Tax-Free Fund may invest more than 25% of the value of its total assets in obligations issued by any state, territory, or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, including tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. This policy applies to securities which are related in such a way that an economic, business, or political development affecting one security would also affect the other securities (such as securities paid from revenues from selected projects in transportation, public works, education, or housing).

(All Other Funds)

A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Funds) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted (the term restricted does not apply to the Intermediate Tax-Free Fund) securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Funds) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, OTC options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Money Market Funds will limit their investments in other investment companies to those of money market funds having investment objectives and policies similar to their own.

Asset Coverage (Government Money Market Fund Only)

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

A Fund will not write call options in excess of 25% of the value of its total assets.

Regulatory Compliance

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the total assets of any of the Money Market Funds in the securities of any one issuer, although the Money Market Funds’ fundamental investment limitation only requires such 5% diversification with respect to 75% of the Funds’ assets. The Money Market Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

OTHER INVESTMENT POLICIES

Pursuant to Rule 35d-1 under the 1940 Act, each Fund (except the Equity Income Fund, Intermediate Tax-Free Fund and the Money Market Funds) has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in the types of securities and investments suggested by its name. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Funds is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Funds’ use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds’ investment goals.

Under the Rule, the Money Market Funds are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days’ notice or (2) at specified intervals not exceeding 397 days on no more than 30 days’ notice. A standby commitment entitles a Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Funds acquire instruments subject to demand features and standby commitments to enhance the instruments’ liquidity. The Funds treat demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Funds define demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Board’s procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Money Market Funds limit their investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Funds to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Funds.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Funds will invest their available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Funds will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Funds, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

•	for equity securities, at the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

•	in the absence of recorded sales for equity securities, at the mean between the last closing bid and asked prices;

•	for bonds and other fixed income securities, at the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

•	for short-term obligations, at the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board;

•	in the absence of a market quote for fixed income securities that have been fully paid down, par value will be used to price the security; and

•	for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board. The Board has established and appointed a Pricing Committee, which is responsible for determinations of fair value. See “Committees of the Board.” In determining fair value, the Pricing Committee must take into account all information available and any factors it deems appropriate.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the International Stock Fund values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If it is determined, based upon certain triggers, that the closing price of a foreign security held by the Fund is unreliable, such security will be priced using factors provided by an independent pricing service approved by the Board (Factors). If an appropriate Factor is not available for pricing of the security, the security will be priced at the latest closing price on the principal exchange on which it is traded.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at a public offering price (i.e., their NAV) on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectus under “How to Buy Shares” and “What Do Shares Cost?”

HOW ARE THE FUND SHARES SOLD?

On September 1, 2004, Grand Distribution Services, LLC, located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 (the Distributor), became the principal distributor of the Funds’ shares. Under a Distribution Agreement with the Funds and M&I Trust, the Distributor offers the Funds’ shares on a continuous, best-efforts basis.

Edgewood Services, Inc. (Edgewood) served as the Funds’ principal distributor through the end of the fiscal year ended August 31, 2004.

SHAREHOLDER SERVICES

M&I Trust, through its division MIS, is the shareholder servicing agent for the Funds. As such, MIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others to perform these services for their customers and may pay them fees.

For the fiscal year ended August 31, 2004, the Funds paid the following shareholder services fees:

Fund	Shareholder Services Fee/ Shareholder Services Fee Waived
Equity Income Fund	$ /$
Large-Cap Growth & Income Fund	$ /$
Mid-Cap Value Fund	$ /$
Mid-Cap Growth Fund	$ /$
Small-Cap Growth Fund	$ /$
International Stock Fund	$ /$
Government Income Fund	$ /$
Intermediate Bond Fund	$ /$
Intermediate Tax-Free Fund	$ /$
Short-Term Income Fund	$ /$
Money Market Fund	$ /$
Government Money Market Fund(1)	$ /$
Tax-Free Money Market Fund(2)	N/A

(1)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

(2)	The fee information is not provided for this Fund because the Fund began operation on September 7, 2004, which is a date after the last completed fiscal year covered by this SAI.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets). The Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, authorized dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the authorized dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the authorized dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES

You may contact the Funds to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Funds have adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

VOTING AND DISTRIBUTION RIGHTS

Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of a Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote and is entitled to participate equally in dividends and capital gains distributions by the Fund. All shares of each Fund or class in the Corporation have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Consequently, the holders of more than 50% of the Corporation’s shares of common stock voting for the election of Directors can elect the entire Board, and, in such event, the holders of the Corporation’s remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation’s By-laws provide that each Director shall hold office for a period of five years or until his or her successor is duly elected at the next annual meeting of shareholders. Consequently, the Corporation holds annual meetings of shareholders to elect Directors every five years, unless more frequent meetings are required by the 1940 Act, the Corporation’s Articles of Incorporation or By-laws. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation’s outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in the WBCL Section 180.0622(2)(b). Under Section

180.0622(2)(b) of the WBCL, holders of common stock are liable up to the amount equal to the par value of the common stock owned by holders of common stock for all debts owing to the Corporation’s employees for services performed for the Corporation, but not exceeding six months’ service in any one case. Certain Wisconsin courts have interpreted “par value” to mean the full amount paid upon the purchase of shares of common stock. Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Unless otherwise noted below, as of November 30, 2004, the following shareholders owned of record or are known by the Corporation to own of record or beneficially more than 5% of a Fund’s outstanding Investor Class of Shares:

[To be Updated]

International Stock Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 9,481,286 shares (47.49%); and VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 8,476,466 shares (42.46%).

Equity Income Fund - VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 13,465,173 shares (49.59%); and MITRA & Co., Marshall & Ilsley Trust Operations, owned approximately 12,404,457 shares (45.68%).

Large-Cap Growth & Income Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 11,499,878 shares (51.26%); and VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 7,747,302 shares (34.53%).

Mid-Cap Value Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 12,998,597 shares (59.50%); and VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 6,973,522 shares (31.92%).

Mid-Cap Growth Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 13,612,087 shares (66.21%); and VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 5,809,901 shares (28.26%).

Small-Cap Growth Fund - VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 3,474,392 shares (45.60%); MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 2,572,639 shares (33.77%); MITRA and Co., Milwaukee, WI, owned approximately 532,834 shares (6.99%); and CAPINCO, Milwaukee, WI, owned approximately 437,457 shares (5.74%).

Government Income Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 20,484,802 shares (52.22%); VALEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 12,917,945 shares (32.93%); and NFSC FEBO #251-049611 Trust Co. of Toledo N.A., Trustee, NWOhio Plumbers Pipefitters Retirement Plan, Holland, OH, owned approximately 1,976,490 shares (5.04%).

Intermediate Bond Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 35,102,309 shares (52.76%); and VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 29,359,036 shares (44.13%).

Intermediate Tax-Free Fund - VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 8,529,475 shares (87.07%); and MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 643,872 shares (6.57%).

Short-Term Income Fund –VALLEE, Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 8,964,456 shares (55.49%); and MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 5,228,097 shares (32.36%).

Money Market Fund – MARIL and Co., Milwaukee, WI, owned approximately 1,701,743,764 shares (74.33%); and M&I SCC Milwaukee, owned approximately 228,849,652 shares (10.00%).

Government Money Market Fund – [                                                                                 ]

Tax-Free Money Market Fund – [                                                                                        ]

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a class may be considered a “controlling person” of such Fund or class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of November 30, 2004, the officers and Directors of the Corporation, as a group, owned [less than 1%] of each Fund’s outstanding shares.

WHAT ARE THE TAX CONSEQUENCES?

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state or local tax considerations.

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation’s other portfolios will be separate from those realized by each Fund.

To the extent a Fund is unable to use its losses, it may be entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize and to which the shareholder would be subject in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations.

Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains, and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%.

Under the Tax Reform Act of 1986, distributions representing net interest earned on certain “private activity” municipal bonds may be included in calculating the federal individual AMT or the federal AMT for corporations. Dividends of the Intermediate Tax-Free Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Corporation intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Corporation expects that only the International Stock Fund will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers, except those reserved for the shareholders. Directors of the Corporation, together with information regarding their age, address, business experience during the past five years, and other information are shown in the following table. Pursuant to the Corporation’s By-Laws, a Director holds office for a period of five years or until his or her successor is duly elected at the next annual meeting of shareholders. Each Director with an asterisk (*) is deemed to be an “interested person,” as defined in the 1940 Act. Current Directors who are not considered to be “interested persons” of the Funds are referred to in this SAI as “independent directors.” The Corporation, which currently consists of thirteen separate portfolios or funds, is the only investment company in the Fund Complex.

INTERESTED DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser* Age: 47 1000 North Water Street Milwaukee, WI 53202	Director and President	2004-2009; since May 1999	Vice President of the Adviser and Marshall & Ilsley Trust Company (“M&I Trust”) since 1998.	13	None

Kenneth C. Krei* Age: 54 770 North Water Street Milwaukee, WI 53202	Director	2004-2009; since July 2004	Director and Chief Executive Officer of the Adviser since July 2003; Director, President and Chief Executive Officer of M&I Trust since July 2003; Senior Vice President of Marshall & Ilsley Corporation (a bank holding company) since July 2003; Director of M&I Brokerage Services, Inc. and M&I Insurance Services, Inc.; Executive Vice President, Investment Advisors at Fifth Third Bancorp from 2001 to 2003; Executive Vice President, Investment and Insurance Services at Old Kent Financial Corporation from 1998 to 2001.	13	None

*	Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, the Adviser and M&I Trust. Mr. Krei is an “interested person” of the Corporation due to the positions that he holds with the Adviser, M&I Trust and Marshall & Ilsley Corporation.

INDEPENDENT DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Benjamin M. Cutler Age: 61 6600 E. Bluebird Lane Paradise Valley, AZ 85253	Independent Director	2004-2009; since July 2004	Chairman, Assurant Health (a health insurer), and Executive Vice President, Assurant, Inc. (an insurance company) since 2002; President and CEO, Fortis Health (a health insurer) from 1996 to 2003.	13	None

John DeVincentis Age: 70 13821 12th Street Racine, WI 53406	Independent Director	2004-2009; since October 1993	Independent financial consultant; retired, formerly Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (an electrical products manufacturer) from 1972 to 1993.	13	None

John A. Lubs Age: 57 1251 First Avenue Chippewa Falls, WI 54729	Independent Director	2004-2009; since July 2004	Vice Chairman, Mason Companies, Inc. (a footwear distributor) since October 2004; President and Chief Operating Officer, Mason Companies, Inc., from 1990 to 2004.	13	None

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI 53092	Independent Director	2004-2009; since March 1999	Chief Executive Officer, NOG, Inc. (a metal processing and consulting company) since 1999; Chairman, Ayrshire Precision Engineering (a precision machining company) since 1992; Group Vice President of Citation Corporation (a general manufacturing company) from 1996 to 1999; Chief Executive Officer of Interstate Forging Industries (a forging company) from 1984 to 1999.	13	None

Barbara J. Pope Age: 56 115 South La Salle St., Suite 2285 Chicago, IL 60603	Independent Director	2004-2009; since March 1999	President of Barbara J. Pope, P.C. (a financial consulting firm) since 1992; President of Sedgwick Street Fund LLC (a private investment partnership) since 1996.	13	None

OFFICERS

The officers of the Corporation are elected annually by the Board and hold the same position with all of the Funds of the Corporation. Each officer holds office for one year and until the election and qualification of his or her successor. The address of each officer is 1000 North Water Street, Milwaukee, Wisconsin 53202. Officers of the Corporation, together with information as to their principal business occupation during the past five years and certain other information, are shown in the following table.

PRINCIPAL OFFICERS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John D. Boritzke Age: 47	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1993.

Joseph P. Bree Age: 31	Treasurer	Re-elected by the Board annually; since September 2002	Assistant Vice President and Senior Financial Analyst of the Adviser since February 2001; associate with Barclays Global Investors (a financial service firm) from March 2000 to February 2001; associate with Strong Capital Management, Inc. (an investment adviser) from May 1996 to March 2000.

William A. Frazier Age: 48	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1985.

Daniel L. Kaminski Age: 47	Secretary	Re-elected by the Board annually; since April 2004	Vice President and Chief Financial Officer of the Adviser and M&I Trust since November 2003; Secretary of the Adviser and M&I Trust since February 2004; Vice President, Project Management, M&I Support Services Corp. (operations subsidiary of bank holding company) from January 2002 to December 2003; Vice President, Corporate Finance, Marshall & Ilsley Corporation (a bank holding company) from January 1991 to December 2001.

Cheryl A. Johnson Age: 50	Chief Compliance Officer	Re-elected by the Board annually; since October 2004	Vice President of the Adviser and M&I Trust since September 2004; Lead Consultant, Law Department, Northwestern Mutual Life Insurance Company (NML) from June 2003 to 2004; Senior Attorney, Law Department, NML from August 2001 to May 2003; Associate Attorney with Quarles & Brady LLP (a law firm) from 1993 to 2001.

COMMITTEES OF THE BOARD

The standing committees of the Board are the Audit Committee and the Nominating Committee. These committees are comprised solely of independent directors.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	John DeVincentis (Chair) Benjamin M. Cutler(1) John A. Lubs(1) James Mitchell Barbara J. Pope	The Board has adopted a written charter of the Audit Committee pursuant to which the Audit Committee retains the independent auditors to audit the financial statements of each Fund; meets with the independent auditors periodically to review the results of the audits and reports their results to the full Board; evaluates the independence of the auditors; and preapproves, or establishes preapproval policies and procedures concerning, all audit and non-audit services provided to the Funds.	Two

Nominating	John DeVincentis Benjamin M. Cutler(1) John A. Lubs(1) James Mitchell Barbara J. Pope	The Nominating Committee identifies, evaluates, selects and nominates, or recommends for nomination, candidates for the Board. It also may set standards or qualifications for directors.	Three

(1)	Duane E. Dingmann, who retired as a Director of the Corporation effective July 27, 2004, was a member of the Audit Committee during most of the fiscal year ended August 31, 2004. Mr. Cutler and Mr. Lubs became members of the Audit and Nominating Committees effective October 25, 2004.

The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the Corporation’s Secretary.

The Board has also established a Pricing Committee, which is not a committee of the Board. The Pricing Committee is responsible for monitoring the valuation of Fund securities and other investments; and, as required, determining the fair value of securities for which market quotations are not readily available, after consideration of all relevant factors, which determinations are subsequently reported to the full Board. The Pricing Committee meets as necessary and is comprised of members of the Adviser and UMB Fund Services, Inc. (UMBFS), the Funds’ sub-administrator.

COMPENSATION OF DIRECTORS

The following table shows the fees paid to the independent directors by the Corporation for the fiscal year ended August 31, 2004. The Corporation does not pay any fees to its interested directors or officers. Neither the Corporation nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Corporation or Fund expenses.

Name	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued as Part of Each Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Benjamin M. Cutler(2)	*	$0	$0	$0
John DeVincentis	*	$0	$0	$24,000
Duane E. Dingmann(3)	*	$0	$0	$24,000
John A. Lubs(2)	*	$0	$0	$0
James Mitchell	*	$0	$0	$24,000
Barbara J. Pope	*	$0	$0	$24,000

*	The total annual fees paid to the independent directors are allocated to each of the funds in the Fund Complex, including the Funds, according to such fund’s asset size.

(1)	The Marshall Funds consist of one open-end registered investment company consisting of 13 portfolios, 12 of which were in operation during fiscal 2004.

(2)	Mr. Cutler and Mr. Lubs were elected to the Board on July 27, 2004 and accordingly did not receive any compensation with respect to fiscal 2004.

(3)	Mr. Dingmann retired from the Board on July 27, 2004.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE MARSHALL FUNDS FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2003

[To be Updated]

Name of Director*	Fund Name	Dollar Range of Shares Owned in Fund(1)	Aggregate Dollar Range of Shares Owned in Marshall Funds Family of Investment Companies
John M. Blaser	Equity Income Mid-Cap G&I Mid-Cap Value Small-Cap Growth International Stock Intermediate Bond	$50,001-$100,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000	over $100,000
David W. Schulz(2)	Large-Cap G&I Mid-Cap Growth	over $100,000 $50,001-$100,000	over $100,000
John DeVincentis	Mid-Cap Growth Mid-Cap Value Small-Cap Growth Money Market	$1-$10,000 $10,001-$50,000 $10,001-$50,000 over$100,000	over $100,000
Duane E. Dingmann(3)	Equity Income Large-Cap G&I Mid-Cap Value Mid-Cap Growth	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000	$10,001-$50,000
James Mitchell	Mid-Cap Value Mid-Cap Growth International Stock Short-Term Income Money Market	over $100,000 $10,001-$50,000 over $100,000 over $100,000 over $100,000	over $100,000
Barbara J. Pope	Large-Cap G&I Mid-Cap Value Mid-Cap Growth Small-Cap Growth Money Market	$1-$10,000 $10,001-$50,000 $1-$10,000 $1-$10,000 $50,001-$100,000	$50,001-$100,000

*	The share ownership information is not provided for Mr. Krei, Mr. Cutler and Mr. Lubs because they were not members of the Board as of December 31, 2003.

(1)	Dollar range of shares owned in any Fund that is not identified in this table is “None.”

(2)	Effective as of June 24, 2004, Mr. Schultz resigned as a Director of the Corporation.

(3)	Effective as of July 27, 2004, Mr. Dingmann retired as a Director of the Corporation.

ADVISER TO THE FUNDS

The Funds’ investment adviser is M&I Investment Management Corp., a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser conducts investment research and makes investment decisions for the Funds. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin. The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser’s affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have from time to time with an issuer.

As compensation for its advisory services under the investment advisory agreement with the Corporation, each of the Funds pays the Adviser, on a monthly basis, an annual management fee based on the percentage of the average daily net asset value of the Fund (ADNA) as follows:

Fund	Annual Fee as % of ADNA
Equity Income Fund	0.75
Large-Cap Growth & Income Fund	0.75
Mid-Cap Value Fund	0.75
Mid-Cap Growth Fund	0.75
Small Cap Growth Fund	1.00
International Stock Fund	1.00
Government Income Fund	0.75
Intermediate Bond Fund	0.60
Intermediate Tax-Free Fund	0.60
Short-Term Income Fund	0.60
Money Market Fund	0.15
Government Money Market Fund	0.20
Tax-Free Money Market Fund	0.20

From time to time, the Adviser may voluntarily waive all or a portion of its management fee for a Fund.

For the fiscal periods ended August 31, 2004, 2003 and 2002, the Adviser was paid the following fees:

Advisory Fee Paid/Advisory Fee Waived(1)
Fund	For the fiscal year ended August 31
	2004		2003	2002
Equity Income Fund	$	_______/$_____	$2,478,000/$0	$2,872,655/$0
Large-Cap Growth & Income Fund	$	_______/$_____	$1,862,454/$0	$2,639,560/$0
Mid-Cap Value Fund	$	_______/$_____	$1,649,924/$0	$1,566,354/$0
Mid-Cap Growth Fund	$	_______/$_____	$1,555,284/$0	$2,175,526/$0
Small-Cap Growth Fund	$	_______/$_____	$789,737/$0	$1,054,601/$0
International Stock Fund	$	_______/$_____	$2,880,327/$70,000	$3,323,055/$70,000
Government Income Fund	$	_______/$_____	$2,864,544/$381,939	$2,845,707/$379,428
Intermediate Bond Fund	$	_______/$_____	$3,857,879/$385,788	$3,784,225/$378,422
Intermediate Tax-Free Fund	$	_______/$_____	$646,865/$291,089	$623,743/$280,684
Short-Term Income Fund	$	_______/$_____	$795,059/$450,534	$754,851/$427,749
Money Market Fund	$	_______/$_____	$4,801,790/$960,358	$4,597,139/$1,098,213
Government Money Market Fund(2)	$	_______/$_____	N/A	N/A
Tax-Free Money Market Fund(3)		N/A	N/A	N/A

(1)	The total annual management fee paid by a Fund to the Adviser is allocated to each class of shares of such Fund according to the assets attributable to such class.

(2)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

(3)	The fee information is not provided for this Fund because the Fund began operations on September 7, 2004, which is a date after the last completed fiscal year covered by this SAI.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI, headquartered in Orlando, Florida, is the sub-adviser to the International Stock Fund. It is the Adviser’s responsibility to select a sub-adviser for the International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the sub-adviser’s performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter by monitoring BPI’s performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI’s level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has the responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation’s Board whether BPI’s contract should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the International Stock Fund, except those operations contracted to BPI, the custodian, the transfer agent and the administrator. Although BPI’s activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of BPI’s individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International Stock Fund’s investment goal, policies and limitations. For its services under the subadvisory contract, BPI receives a fee at the annual rate of 0.40% of the International Stock Fund’s average daily net assets. BPI is paid by the Adviser and not by the International Stock Fund, and BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in Canada and the United States, and is an investment adviser registered with the SEC. BPI is a Delaware limited liability partnership between CI Global Holdings USA, Inc. (CI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. CI Holdings USA is a wholly-owned subsidiary of CI Global Holdings, Inc., which is a wholly-owned subsidiary of CI Mutual Funds, Inc. CI Mutual Funds, Inc. is a wholly-owned subsidiary of CI Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada. JBS is owned by BPI’s portfolio managers and its President.

For the fiscal years ended August 31, 2004, 2003 and 2002 the Adviser paid BPI $                        , $1,152,141 and $1,329,122, respectively.

BOARD REVIEW OF ADVISORY AND SUBADVISORY CONTRACTS

As required by the 1940 Act, the Corporation’s Board has reviewed the investment advisory contract and sub-advisory contract on behalf of the Funds. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve a new contract or continue the existing arrangements, as applicable. The Board bases its ultimate decisions to approve advisory and sub-advisory contracts on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of these contracts, the Board considered many factors, among the most material of which are the following: the investment objectives and long term performance of the Funds, where applicable; the management philosophy, personnel, and processes used by the Adviser and the Sub-Adviser; the preferences and expectations of the Funds’ shareholders and their relative sophistication, where applicable; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided or expected to be provided to the Funds and their shareholders by the Adviser’s affiliates in addition to investment advisory services.

In assessing the Adviser’s and Sub-Adviser’s performance of their obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board was mindful of the potential disruptions of the operations of the Funds and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Funds for the investment of fiduciary assets as well as the decisions by the Funds’ retail and institutional shareholders to invest in the Funds are based on the strength of the Adviser’s industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received or to be received by the Adviser. This includes fees received or to be received for services provided to the Funds by other entities in the M&I organization and research services received or to be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant in determining the Adviser’s compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Board is aware of these factors and takes them into account in its review and approval of the Funds’ advisory and sub-advisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and M&I Trust on matters relating to the Funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and its affiliates. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board’s formal review of the advisory and sub-advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory and sub-advisory contract is informed by reports covering such matters as the investment philosophy, personnel, and processes utilized by the Adviser and Sub-Adviser; the short- and long-term performance of the Funds (in absolute terms as well as in relationship to its particular investment program and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser and the service providers that service the Funds; and relevant developments in the mutual fund industry and how the Funds and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser’s affiliate, M&I Trust, for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ administrator, custodian and shareholder services agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated the authority to vote proxies on the securities held in the Funds’ portfolios to the Adviser. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below. Due to the Funds’ proposed investments in fixed income securities, the Adviser does not anticipate voting proxies on behalf of the Income Funds or Money Market Funds.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser’s clients with respect to the potential economic return on the clients’ investments. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate governance, generally the Adviser will vote for proposals to permit a simple majority of shareholders to approve acquisitions of a controlling interest of issuers; eliminate classified or staggered boards of directors; eliminate cumulative voting and preemptive rights; and proposals to opt-out of state takeover statutes. The Adviser will generally vote against the adoption of super-majority voting provisions that require greater than a two-thirds shareholder approval to change the corporate charter or bylaws or to approve mergers and acquisitions; fair price amendments that are linked to a super-majority provision and do not permit a takeover unless an arbitrary fair price is offered to all shareholders; proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations; and proposals that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures

The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy. The Proxy Officer reports to the Trust Investment Committee of M&I Trust.

In the event that a portfolio manager of the Adviser concludes that the interests of a Fund require that a proxy be voted on a proposal in a manner that differs from the proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request is accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders. Upon such a request, the Proxy Officer may vary from the voting guidelines if the Proxy Officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interests of the client. In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser’s proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor for purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser’s clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

Proxy Voting Record

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-800-236-FUND (3863), or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Corporation’s policy regarding disclosure of portfolio holdings (Disclosure Policy). Pursuant to the Disclosure Policy, the Corporation may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•	As required by SEC regulations, the Corporation will disclose the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC;

•	The Adviser may disclose Fund portfolio holdings in regulatory filings and in cases where the legitimate business purposes of the Funds are served by such disclosure, such as disclosures to service providers in connection with the fulfillment of their duties to the Funds and Corporation;

•	The Funds’ portfolio holdings as of each month end are disclosed to certain approved institutional data bases, generally within five days of month end;

•	Disclosure of portfolio holdings as of a particular month end (other than fiscal- or calendar-quarter end) may be made in response to inquiries from consultants or prospective clients; and

•	Portfolio holdings of the Funds as of a particular month end may be provided to portfolio managers of M&I Trust in connection with presentations to M&I Trust’s existing clients.

The Corporation is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities without prior approval of the Board. No compensation or other consideration may be received by the Funds, the Adviser or M&I Trust in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

BROKERAGE TRANSACTIONS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the charges to be paid on such transactions, and the allocation of portfolio brokerage and principal business. Trades may be done with brokers, dealers and, on occasion, issuers. Remuneration for trades may include commissions, commission-equivalent charges, dealer spreads, mark-ups and mark-downs.

In executing transactions on behalf of the Funds, the Adviser has no obligation to deal with any particular broker or dealer. Rather, the Adviser seeks to obtain the best qualitative execution. The best net price is an important factor, but the Adviser also considers the full range and quality of a broker’s services, as described below. Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on any particular transaction.

Section 28(e) of the Securities Exchange Act of 1934, as amended (Section 28(e)), permits an investment advisor, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction. Brokerage and research services include:

•	furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

•	furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy and the performance of accounts; and

•	effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers, the Adviser considers quality of investment research and brokerage services; communication of such information; trade execution pricing, capability and efficiency; and the appropriateness of the commission rate. Investment research services utilized by the Adviser include wire services, economic forecasts, industry analysis, individual company or issuer analysis and opinion, and investment strategy. In ensuring that the commission to be paid is fair compensation for the nature of the trade and the quality of the execution provided by the broker/dealer, the Adviser consider the commission rates paid by investment institutions of similar size. While the Adviser negotiate similar commission rates with all brokers and dealers, if the Adviser believes favorable prices and efficient execution is available from more than one broker or dealer, the Adviser may give consideration to placing trades with those brokers or dealers who furnish investment research and other brokerage services. The Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.

The Adviser places portfolio transactions for other advisory accounts in addition to the Funds. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of their accounts; that is, not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services received by each of the accounts (including the Funds) managed by them. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services will vary. The Adviser believes any such costs to the Funds, however, will not be disproportionate to the benefits received by the Funds on a continuing basis and, to the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce their expenses. However, because the receipt of investment research and brokerage services received by the Adviser is of indeterminable value, the Adviser does not reduce its management fees by an amount that may be attributable to the value of such services. During the fiscal year ended August 31, 2004, aggregate total commissions with brokers to whom transactions were directed based on brokerage and research services provided were $                     on transactions with an aggregate principal value of $                    .

The Adviser generally seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other advisory accounts. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. There can be no assurance that a particular purchase or sale opportunity will be allocated to a Fund. In making allocations between the Funds and between a Fund and other advisory accounts, certain factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

For the fiscal years ended August 31, 2004, 2003 and 2002, the Funds paid the following brokerage commissions:

	Brokerage Commissions Paid(1)
Fund	For the fiscal year ended August 31
	2004		2003	2002
Equity Income Fund	$		$706,615	$721,730
Large-Cap Growth & Income Fund	$		$650,894	$550,330
Mid-Cap Value Fund	$		$413,547	$470,890
Mid-Cap Growth Fund	$		$1,037,203	$1,215,322
Small-Cap Growth Fund	$		$1,476,747	$1,067,771
International Stock Fund	$		$1,791,964	$1,210,489
Government Income Fund	$		N/A	N/A
Intermediate Bond Fund	$		N/A	N/A
Intermediate Tax-Free Fund	$		N/A	N/A
Short-Term Income Fund	$		N/A	N/A
Money Market Fund	$		N/A	N/A
Government Money Market Fund(2)	$		N/A	N/A
Tax-Free Money Market Fund (3)		N/A	N/A	N/A

N/A - Not applicable

(1)	The total amount of brokerage commissions paid by a Fund is allocated to each class of shares of such Fund according to the assets attributable to such class.

(2)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

(3)	The fee information is not provided for this Fund because the Fund began operation on September 7, 2004, which is a date after the last completed fiscal year covered by this SAI.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by the SEC’s rules, the Funds, the Adviser, BPI and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees (Access Persons). Although the codes permit Access Persons to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

ADMINISTRATOR

M&I Trust is the administrator of the Funds. As administrator, M&I Trust is entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA with respect to the Equity Funds and Income Funds and the aggregate ADNA of all the Money Market Funds as follows:

Maximum Fee	Funds’ ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

The aggregate fees paid by the Money Market Funds are allocated to each Fund based on its assets.

For the fiscal periods ended August 31, 2004, 2003 and 2002, the administrator was paid the following fees:

	Administrative Fee Paid(1)
Fund	For the fiscal year ended August 31
	2004		2003	2002
Equity Income Fund	$		$326,469	$376,369
Large-Cap Growth & Income Fund	$		$248,138	$346,844
Mid-Cap Value Fund	$		$219,889	$208,827
Mid-Cap Growth Fund	$		$207,371	$287,817
Small-Cap Growth Fund	$		$78,974	$105,460
International Stock Fund	$		$286,128	$328,190
Government Income Fund	$		$375,342	$372,956
Intermediate Bond Fund	$		$601,884	$592,063
Intermediate Tax-Free Fund	$		$107,811	$103,957
Short-Term Income Fund	$		$132,510	$125,808
Money Market Fund	$		$1,377,739	$1,350,452
Government Money Market Fund(2)	$		N/A	N/A
Tax-Free Money Market Fund(3)		N/A	N/A	N/A

N/A - Not applicable

(1)	The total annual administrative fee paid by a Fund to the administrator is allocated to each class of shares of such Fund according to the assets attributable to such class.

(2)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

(3)	The fee information is not provided for this Fund because the Fund began operations on September 7, 2004, which is a date after the last completed fiscal year covered by this SAI.

The administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the administrator include, but are not limited to the following:

•	preparation, filing and maintenance of the Corporation’s governing documents, minutes of Board meetings and shareholder meetings;

•	preparation and filing with the SEC and state regulatory authorities, the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	preparation, negotiation and administration of contracts on behalf of a Fund;

•	supervision of the preparation of financial reports;

•	preparation and filing of federal and state tax returns;

•	assistance with the design, development and operation of a Fund; and

•	providing advice to the Funds and the Board.

SUB-ADMINISTRATOR

On September 1, 2004, UMBFS became the Funds’ sub-administrator pursuant to the Sub-Administration Agreement with the administrator. Under the Sub-Administration Agreement, the functions performed by UMBFS include and relate to, but are not limited to, the following:

•	review and filing with the SEC and state regulatory authorities of the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	drafting and reviewing of the Funds’ annual and semi-annual reports;

•	various services relating to the shareholder and Board meetings, such as preparing and obtaining executed authorized signatures, attendance at Board meetings and drafting of proxy materials;

•	obtaining CUSIPS, NASDAQ symbols, and IRS tax identification numbers;

•	coordination and facilitation of external audits by the Corporation’s independent auditors and regulatory examinations of the Corporation;

•	follow-up on any issues surrounding reporting of performance for the Funds; and

•	preparation of the Corporation’s tax returns.

For its services, UMBFS receives from the administrator with respect to each of the Funds (other than the Money Market Funds), in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, the asset based fees pursuant to the following schedule:

Average Net Assets	Basis Points (Domestic)	Basis Points (International)
Up to $200 million	.90 basis points	3.00 basis points
Next $200 million	.85 basis points	2.50 basis points
Next $200 million	.75 basis points	2.00 basis points
Next $200 million	.65 basis points	1.75 basis points
Next $200 million	.55 basis points	1.50 basis points
Next $200 million	.45 basis points	1.25 basis points
Over $1.2 billion	.35 basis points	1.00 basis points

With respect to the Money Market Funds, UMBFS will receive from the administrator, in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, the asset based fees computed as of month-end on combined net assets pursuant to the following schedule:

Average Net Assets	Basis Points
Up to $250 million	.55 basis points
Next $250 million	.50 basis points
Next $250 million	.45 basis points
Over $750 million	.30 basis points

Federated Services Company (Federated) served as the Funds’ sub-administrator until August 31, 2004. As sub-administrator, Federated was entitled to receive fees from the administrator equal to 50% of the fees the administrator was entitled to receive under the Administrative Agreement with the Corporation dated January 1, 2000. Federated performed services substantially similar to the services currently provided by UMBFS.

For the fiscal periods ended August 31, 2004, 2003 and 2002, Federated was paid the following fees under the Sub-Administrative Services Agreement by the administrator:

Sub-Administrator Fees Paid by the Administrator
Fund	For the fiscal year ended August 31
	2004	2003	2002
Equity Income Fund	$	$	$
Large-Cap Growth & Income Fund	$	$	$
Mid-Cap Value Fund	$	$	$
Mid-Cap Growth Fund	$	$	$
Small-Cap Growth Fund	$	$	$
International Stock Fund	$	$	$
Government Income Fund	$	$	$
Intermediate Bond Fund	$	$	$
Intermediate Tax-Free Fund	$	$	$
Short-Term Income Fund	$	$	$
Money Market Fund	$	$	$
Government Money Market Fund(1)	$	$	$
Tax-Free Money Market Fund(2)	$	$	$

(1)	The fees paid by the administrator with respect to this Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

(2)	The fee information is not provided for this Fund because the Fund began operations on September 7, 2004, which is a date after the last completed fiscal year covered by this SAI.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds’ average net assets for the period plus out-of-pocket expenses.

M&I Trust provides sub-transfer agency services to the Funds. In exchange for these services, the Funds pay M&I Trust a per account fee and out-of-pocket expenses.

CUSTODIAN (ALL FUNDS EXCEPT THE INTERNATIONAL STOCK FUND)

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is a custodian for the securities and cash of the Funds. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of a Fund’s average aggregate daily net assets.

CUSTODIAN TO THE INTERNATIONAL STOCK FUND

Investors Bank & Trust Company (IBT), 200 Clarendon Street, Boston, Massachusetts, is a custodian for the securities and cash of the International Stock Fund.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatements.

PERFORMANCE

From time to time, the yield and total return of the Investor Class of Shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll free) at 1-800-236-FUND (3863).

FINANCIAL STATEMENTS

Other than with respect to the Marshall Tax-Free Money Market Fund, which did not commence operations until after the fiscal year ended August 31, 2004, the financial statements for the fiscal year ended August 31, 2004 are incorporated herein by reference from the Funds’ Investor Class of Shares Annual Report dated August 31, 2004 (for the fiscal year ended August 31, 2004) and the Semi-Annual Report dated February 29, 2004 (for the semi-annual period ended February 29, 2004) (File Nos. 33-48907 and 811-58433). A copy of the Annual Report and the Semi-Annual Report for a Fund may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or 1-800-236-FUND (3863).

APPENDIX

STANDARD AND POOR’S LONG TERM ISSUE CREDIT RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

A-1

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-):—The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c—The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p—The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*—Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r—The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.—Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

MOODY’S LONG-TERM DEBT RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

AAA—Obligations rated ‘AAA’ are judged to be of the highest quality with minimal credit risk.

Aa—Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated ‘A’ are considered as upper-medium-grade obligations and are subject to low credit risk.

Baa—Obligations rated ‘Baa’ are subject to moderate credit risk. They are medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated ‘Ba’ are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa—Obligations rated ‘Caa’ are judged to be of poor standing and are subject to very high credit risk.

A-2

Ca—Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from ‘Aa’ through ‘Caa.’ The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FITCH’S INTERNATIONAL LONG-TERM RATINGS

The following ratings scale applies to both foreign currency and local currency ratings, in addition to Enhanced and Unenhanced ratings.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. Single ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity, This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D—Default. Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process (the potential for recovery estimated to be about 90%—100% of outstanding amounts & accrued interest). Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations (potential recoveries in the range of 50%—90%), while entities rated ‘D’ have a poor prospect of repaying all obligations (below 50%).

(While expected recovery values are highly speculative and cannot be estimated with any precision, the above percentages are meant to serve as general guidelines.)

A-3

Notes to Long-Term ratings:

•	“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term rating category, to categories below ‘CCC’.

•	NR indicated that Fitch does not publicly rate the issuer or issue in question.

•	‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

•	Rating Watch and Rating Outlook: Ratings are placed on Rating Watch or Rating Outlook to indicate that there is a reasonable likelihood of a rating change as well as the likely direction of such change. Rating Watch is typically resolved over a relatively shorter period (12 months), than Rating Outlook (beyond 1 to 2 years). Indicators are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered, or maintained.

STANDARD AND POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1—This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3—Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B—Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C—This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D—Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

STANDARD & POOR’S DUAL RATINGS DEFINITIONS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S SHORT-TERM DEBT RATINGS

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

A-4

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH’S INTERNATIONAL SHORT-TERM RATINGS

The following ratings scale applies to foreign currency and local currency ratings, in addition to both Enhanced and Unenhanced ratings. A Short-Term rating has a time horizon of less than 12 months for most obligations, or up to 3 years for U.S. Public Finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1—Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2—Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3—Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B—Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D—Default. Denotes actual or imminent default on payment.

Notes to Short-Term ratings:

‘NR’ indicates that Fitch does not publicly rate the particular issue or issuer.

‘+’ may be appended to a ‘F1’ rating to denote relative status within the category.

‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch and Rating Outlook: Ratings are placed on Rating Watch or Ratings Outlook to indicate that there is reasonable likelihood of a rating change as well as the likely direction of such change. Rating Watch is typically resolved over a relatively shorter period (12 months), than Rating Outlook (beyond 1 to 2 years).

Indicators are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered, or maintained.

Expected Ratings, denoted by an “(EXP)” suffix, are preliminary ratings that are usually contingent upon the receipt of final documents conforming to information already received.

Short-Term Note/Demand Ratings: Occasionally, two short term ratings may be combined; the first rating reflects the likelihood of full and timely payment of principal and interest as scheduled over the short term, while second rating reflects the likelihood of full payment of purchase price to the bondholder in the event of a put (full repayment demanded).

A-5

STANDARD AND POOR’S MUNICIPAL BOND RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating

A-6

also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-):—The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c—The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p—The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*—Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r—The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.—Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

MOODY’S MUNICIPAL LONG-TERM RATINGS

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa—Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa—Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A—Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa—Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba—Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A-7

B—Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa—Issuers or issues rate Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca—Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C—Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US Municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic-rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR’S MUNICIPAL NOTE RATINGS

Notes: A Standard and Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

•	Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM DEBT RATINGS

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

A-8

MOODY’S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG-1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

A-9

ADDRESSES

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Intermediate Tax-Free Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund

Marshall Government Money Market Fund

Marshall Tax-Free Money Market Fund

1000 North Water Street P.O. Box 1348 Milwaukee, Wisconsin 53201-1348

Distributor:
Grand Distribution Services, LLC	803 West Michigan Street, Suite A Milwaukee, WI 53233

Adviser to all Funds:
M&I Investment Management Corp.	1000 North Water Street Milwaukee, Wisconsin 53202

Sub-Adviser to Marshall International Stock Fund:
BPI Global Asset Management LLP	1900 Summit Tower Boulevard Suite 450 Orlando, Florida 32810

Custodian (except Marshall International Stock Fund):
Marshall & Ilsley Trust Company N.A.	1000 North Water Street Milwaukee, Wisconsin 53202

Transfer Agent and Dividend Disbursing Agent:
Boston Financial Data Services, Inc.	2 Heritage Drive Quincy, MA 02171

Sub-Administrator and Portfolio Accounting Services (except Marshall International Stock Fund):
UMB Fund Services, Inc.	803 West Michigan Street Milwaukee, WI 53202

Custodian and Portfolio Accounting Services Agent for Marshall International Stock Fund:
Investors Bank & Trust Company	200 Clarendon Street Boston, MA 02116

Shareholder Servicing Agent:
Marshall Investor Services, a division of Marshall & Ilsley Trust Company N.A.	P.O. Box 1348 Milwaukee, Wisconsin 53201-1348

Legal Counsel:
Bell, Boyd & Lloyd LLC	Three First National Plaza 70 West Madison Street, Suite 3300 Chicago, Illinois 60602-4207

Independent Auditors:
Ernst & Young LLP	200 Clarendon Street Boston, MA 02116-5072

Marshall Investor Services

1000 North Water Street

Milwaukee, Wisconsin 53202

414-287-8555 or 1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-236-209-3520

Internet address: http:www.marshallfunds.com

Marshall Funds, Inc.

Statement of Additional Information

Advisor Class of Shares

(Class A)

December 31, 2004

Equity Funds	Income Funds

• Marshall Equity Income Fund	• Marshall Government Income Fund

• Marshall Large-Cap Growth & Income Fund	• Marshall Intermediate Bond Fund

• Marshall Mid-Cap Value Fund	• Marshall Short-Term Income Fund

• Marshall Mid-Cap Growth Fund

• Marshall Small-Cap Growth Fund

• Marshall International Stock Fund	Money Market Fund

• Marshall Money Market Fund

This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Advisor Class of Shares Prospectus for the Marshall Funds listed above (each, a Fund and collectively, the Funds) dated December 31, 2004. This SAI incorporates by reference the financial statements from the Funds’ August 31, 2004 Annual Report. You may obtain the Prospectus and Annual Report without charge by calling Marshall Investor Services (MIS) at 1-800-236-FUND (3863), or you can visit the Marshall Funds’ Internet site on the World Wide Web at http://www.marshallfunds.com.

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

GRAND DISTRIBUTION SERVICES, LLC

Distributor

Advisor Class of Shares

(Class A Shares)

HOW ARE THE FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. Currently, the Corporation consists of thirteen separate series, ten of which are discussed in this SAI.

The Board of Directors of the Corporation (Board) has established certain classes of shares with respect to each Fund as follows:

Fund	Advisor Class of Shares (Class A)	Investor Class of Shares (Class Y)	Institutional Class of Shares (Class I)
Equity Income Fund	✓	✓
Large-Cap Growth & Income Fund	✓	✓
Mid-Cap Value Fund	✓	✓
Mid-Cap Growth Fund	✓	✓
Small Cap Growth Fund	✓	✓
International Stock Fund	✓	✓	✓
Government Income Fund	✓	✓
Intermediate Bond Fund	✓	✓
Short-Term Income Fund	✓	✓
Money Market Fund	✓	✓	✓

This SAI relates to the Advisor Class of Shares only. The Funds’ investment adviser is M&I Investment Management Corp. (Adviser). The International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (BPI or Sub-Adviser). This SAI contains additional information about the Corporation and the Funds. This SAI uses the same terms as defined in the Prospectus.

The definitions of the terms “series” and “class” in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL.

SECURITIES IN WHICH THE FUNDS INVEST

Following is a table that indicates which types of securities are a(n):

•	P = Principal investment of a Fund; (shaded in chart)

•	A = Acceptable (but not principal) investment of a Fund; or

•	N = Not an acceptable investment of a Fund.

B-1

EQUITY FUNDS

Securities	Equity Income	Large-Cap Growth & Income	Mid-Cap Value	Mid-Cap Growth	Small-Cap Growth	International Stock

American Depositary Receipts[1]	A	A	A	A	A	A

Asset-Backed Securities[2]	A	A	A	A	A	A

Bank Instruments[3]	A	A	A	A	A	A

Borrowing	A	A	A	A	A	A4

Common Stock	P	P	P	P	P	P

Common Stock of Foreign Companies	A	A	A	A	A	P

Convertible Securities	A	A	A	A	A	A

Debt Obligations[5]	A	A	A	A	A	A

Derivative Contracts and Securities	A	A	A	A	A	A

European Depositary Receipts	N	N	N	N	N	A

Fixed Rate Debt Obligations	A	A	A	A	A	A

Floating Rate Debt Obligations	A	A	A	A	A	A

Foreign Currency Hedging Transactions	N	N	N	N	N	A

Foreign Currency Transactions	N	N	N	N	N	A

Foreign Securities[6]	A	A	A	A	A	P

Forward Commitments, When-Issued and Delayed Delivery Transactions	A	A	A	A	A	A

Futures and Options Transactions	A	A	A	A	A	A

Global Depositary Receipts	N	N	N	N	N	A

Illiquid and Restricted Securities[7]	A	A	A	A	A	A

Lending of Portfolio Securities	A	A	A	A	A	A

Mortgage-Backed Securities	A	A	A	A	A	A

Preferred Stocks	A	A	A	A	A	A

Prime Commercial Paper[8]	A	A	A	A	A	A

Repurchase Agreements	A	A	A	A	A	A

Reverse Repurchase Agreements	A	A	A	A	A	A

Securities of Other Investment Companies	A	A	A	A	A	A

SWAP Transactions	A	A	A	A	A	A

U.S. Government Securities	A	A	A	A	A	A

Variable Rate Demand Notes	A	A	A	A	A	A

Warrants	A	A	A	A	A	A

B-2

INCOME FUNDS AND MONEY MARKET FUND

Securities	Government Income	Intermediate Bond	Short- Term Income	Money Market

Asset-Backed Securities[2]	P	A	P	A

Bank Instruments[3]	A	A	A	P

Borrowing	A	A	A	A

Callable Securities	N	N	N	A

Debt Obligations	P	P	P	P

Demand Master Notes	N	A	A	P

Derivative Contracts and Securities	A	A	A	A

Dollar Rolls	P	A	A	N

Fixed Rate Debt Obligations	P	P	P	P

Floating Rate Debt Obligations	A	A	A	P

Foreign Money Market Instruments	A	A	A	A

Foreign Securities[6]	A	A	A	N

Forward Commitments, When-Issued and Delayed Delivery Transactions	A	A	A	A

Funding Agreements	A	A	A	P

Futures and Options Transactions	A	A	A	N

Guaranteed Investment Contracts	N	N	N	A

Illiquid and Restricted Securities[7]	A	A	A	A

Lending of Portfolio Securities	A	A	A	A

Mortgage-Backed Securities	P	A	A	A

Municipal Leases	A	A	A	N

Municipal Securities	A	A	A	N

Participation Interests	N	N	N	A

Prime Commercial Paper[8]	A	A	A	P

Repurchase Agreements	A	A	A	P

Reverse Repurchase Agreements	A	A	A	A9

Securities of Other Investment Companies	A	A	A	A

SWAP Transactions	A	A	A	N

U.S. Government Securities	P	A	A	A

Variable Rate Demand Notes	A	A	A	A

1.	All Funds may invest up to 20% of their respective assets in American Depository Receipts; however, the International Stock Fund has no limit.

2.	The Equity Funds and Income Funds may invest in asset-backed securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (i.e., securities rated AAA, AA, A or BBB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch) and Aaa, Aa, A or Baa by Moody’s Investors Service (Moody’s)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days. Only the Income Funds expect that they might exceed 5% of their respective net assets in these securities.

3.	The Equity Funds and Money Market Fund may purchase foreign bank instruments. The Equity Funds (except the International Stock Fund) are limited to 5% of total assets. The Income Funds may invest in foreign bank instruments, although they do not presently intend to do so.

4.

The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying

B-3

securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund’s net asset value (NAV). The Fund may pledge more than 5% of its total assets to secure such borrowings.

5.	Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

6.	The Equity Funds (except the International Stock Fund) may only invest up to 5% of their respective net assets in foreign securities other than American Depositary Receipts (ADRs).

7.	All Funds may invest up to 15% of their respective assets in illiquid securities except for the Money Market Fund, which is limited to 10%.

8.	The Small-Cap Growth Fund may purchase commercial paper rated investment grade by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality. The other Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

9.	During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Agency Securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank’s irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

B-4

Foreign Bank and Money Market Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money Market Fund, Short-Term Income Fund and Intermediate Bond Fund), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by a Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper represents an issuer’s draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended (1933 Act). By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Funds. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper and, thus, provide liquidity.

The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Board’s criteria for liquidity are quite liquid. Thus, Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the Funds’ investment limitation applicable to restricted securities.

Convertible Securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if a Fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, a Fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a

B-5

Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which a Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities are those that have received one of an NRSRO’s four highest ratings. Securities receiving the fourth highest rating (Baa by Moody’s or BBB by S&P or Fitch) have speculative characteristics, and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Money Market Fund is subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and will follow the credit quality requirements of the Rule.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a Fund to demand payment of the value of the security (plus any accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy) will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment, and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. ADRs are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

B-6

Many derivative contracts are traded on securities or commodities exchanges, in which case the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). The inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Dollar Rolls are transactions where a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are to be announced mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks.

Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond’s coupon rate, maturity date and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Equity Securities are the fundamental unit of ownership in a company. The following describes the types of equity securities in which the Equity Funds may invest:

Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Common Stocks of Foreign Companies are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. A Fund holding redeemable preferred stock may treat it as a fixed income security.

B-7

Warrants provide an option to buy the issuer’s stock or other equity securities at a specified price. A Fund holding a warrant may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed-rate securities and floating rate securities react differently as prevailing interest rates change.

Callable Securities. Certain fixed income securities in which the Money Market Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed-rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed-rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed-rate debt securities fall, and as interest rates fall, the prices of fixed-rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When a Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. A Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

Exchange-Traded Futures Contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of a Fund’s portfolio securities or the prices of securities that a Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Foreign Currency Hedging Transactions are used to protect against foreign currency exchange rate risks. These transactions include forward foreign currency exchange contracts, foreign currency futures contracts and purchasing put or call options on foreign currencies.

Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign

B-8

currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of a Fund’s security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. A Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of a Fund’s assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, which is known as cross-hedging.

In these transactions, a Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, a Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts.

Purchasing and Writing Put and Call Options on foreign currencies are used to protect a Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. A Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to a Fund’s position, a Fund may forfeit the entire amount of the premium as well as incur related transaction costs. These options are traded on U.S. and foreign exchanges or OTC.

Foreign Securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside of the United States that trade on a foreign securities exchange or in a foreign market.

Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions. As a means of reducing fluctuations in its NAV, a Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. A Fund may also write covered put and call options on portfolio securities to attempt to increase its current income or to hedge its portfolio. There

B-9

is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. A Fund’s ability to establish and close out futures and options positions depends on this secondary market.

Call Options on Financial and Stock Index Futures Contracts. A Fund may write (sell) listed and OTC call options on financial and stock index futures contracts to hedge its portfolio. When a Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, a Fund’s obligation to sell a futures contract costs less to fulfill, causing the value of the Fund’s call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund’s portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

A Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer’s) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund’s option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, a Fund has completed a successful hedge.

Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets, including commodities (such as oil, wheat or corn) or a financial asset (such as a security). A Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

A Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No

B-10

physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

Limitation on Open Futures Positions. A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund’s portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Margin In Futures Transactions. Since a Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to a Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

As the value of the underlying futures contract changes daily, a Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by a Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When a Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund’s custodian to collateralize the position and insure that the use of futures contracts is unleveraged. A Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

A Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

Over-the-Counter Options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. A Fund may generally purchase and write OTC options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund’s portfolio securities or securities indices are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

Purchasing Put and Call Options on Securities. A Fund may purchase put options on portfolio securities to protect against price movements in the Fund’s portfolio. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

B-11

Put Options on Financial and Stock Index Futures Contracts. A Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

A Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. A Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When a Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

In order to avoid the exercise of an option sold by it, generally a Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund’s interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by a Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund’s position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by a Fund for the initial option.

Stock Index Options. A Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the OTC market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options

B-12

will depend upon the extent to which price movements in a Fund’s portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by a Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Writing Covered Call and Put Options on Securities. A Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund’s portfolio securities. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As the writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

Risks. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund’s portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, a Fund may lose money on the futures contract or option.

When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund’s custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Funds and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Funds to pay, market-based compensation for M&I Trust’s services as securities lending agent.

Securities Lending Risks. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of

B-13

cash collateral, usually fixed income securities risk. Dividends received by the Funds on the loaned securities are not treated as “qualified dividends” for tax purposes.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.

CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which

B-14

qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities may also issue taxable securities. Tax-exempt securities are generally classified by their source of payment.

General obligation bonds are supported by the issuer’s full faith and credit. The issuer must levy and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to levy additional taxes may be limited by its charter or state law.

Special revenue bonds are payable solely from specific revenues received by the issuer. The revenues may consist of specific taxes, assessments, tolls, fees or other types of municipal revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Bondholders could not collect from the municipality’s general taxes or revenues. Therefore, any shortfall in the tolls normally would result in a default on the bonds.

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company’s loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Funds may invest in bonds subject to the federal AMT.

Anticipation notes are securities issued in anticipation of the receipt of taxes, grants, bond proceeds or other municipal revenues. For example, many municipalities collect property taxes once a year. Such municipalities may issue tax anticipation notes to fund their operations prior to collecting these taxes. The issuers then repay the tax anticipation notes at the end of their fiscal year, either with collected taxes or proceeds from newly issued notes or bonds.

Tax increment financing bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue these bonds to redevelop a commercial area. The tax increment financing bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Securities include:

•	TRANs: tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;

•	TANs: tax anticipation notes issued to finance working capital needs in anticipation of receiving taxes;

•	RANs: revenue anticipation notes issued to finance working capital needs in anticipation of receiving revenues;

B-15

•	BANs: bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;

•	municipal commercial paper and other short-term notes;

•	variable rate demand notes;

•	industrial development bonds;

•	municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases;

•	construction loan notes insured by the Federal Housing Administration and financed by Federal National Mortgage Association (FNMA) or Government National Mortgage Association (GNMA); and

•	participation, trust and partnership interests in any of the foregoing obligations.

Municipal Leases. A Fund may purchase participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by a municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment unless the participation interests are credit enhanced.

The Adviser must consider the following factors in determining the liquidity of municipal lease securities: (1) the frequency of trades and quotes for the security; (2) the volatility of quotations and trade prices for the security; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades; (6) the rating of the security and the financial condition and prospects of the issuer of the security; (7) such other factors as may be relevant to a Fund’s ability to dispose of the security; (8) whether the lease can be terminated by the lessee; (9) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (10) the lessee’s general credit strength; (11) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations; and (12) any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

Variable Rate Municipal Securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed rate obligations. Many municipal securities with variable interest rates purchased by a Fund are subject to repayment of principal (usually within seven days) on the Fund’s demand. For purposes of determining a Fund’s average maturity, the maturities of these variable rate demand municipal securities (including participation interests) are the longer of the periods remaining until the next readjustment of their interest rates or the periods remaining until their principal amounts can be recovered by exercising the right to demand payment. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests or a guarantor of either issuer.

B-16

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund’s custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio security at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and for avoiding a sale of portfolio instruments at a time when the sale may be deemed disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Swap Transactions. In a standard swap transaction, two parties agree to exchange (swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The Funds will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Funds will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If a Fund enters into a swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

B-17

The Funds expect to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, a Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund’s obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Funds may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Funds do not intend to use these transactions in a speculative manner.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in a Fund’s limitation on investments in illiquid securities. To the extent a Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. government securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund’s obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to a Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose a Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Fund). During these market conditions, each of the Funds may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies investing in short-term debt securities, and foreign short-term debt securities (with respect to the International Stock Fund).

Treasury Securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk.

Warrants give a Fund the option to buy the issuer’s stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the

B-18

purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on the Fund’s records on the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

FUNDAMENTAL INVESTMENT OBJECTIVES

•	Marshall Equity Income Fund: to provide capital appreciation and above-average dividend income.

•	Marshall Large-Cap Growth & Income Fund: to provide capital appreciation.

•	Marshall Mid-Cap Value Fund: to provide capital appreciation.

•	Marshall Mid-Cap Growth Fund: to provide capital appreciation.

•	Marshall Small-Cap Growth Fund: to provide capital appreciation.

•	Marshall International Stock Fund: to provide capital appreciation.

•	Marshall Government Income Fund: to provide current income.

•	Marshall Intermediate Bond Fund: to maximize total return consistent with current income.

•	Marshall Short-Term Income Fund: to maximize total return consistent with current income.

•	Marshall Money Market Fund: to provide current income consistent with stability of principal.

The investment objectives of the Funds may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the “majority of the outstanding voting securities” of that Fund, as defined by the 1940 Act.

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Fund, Short-Term Income Fund and Intermediate Bond Fund) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

B-19

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: (1) margin deposits for the purchase and sale of futures contracts and related options; and (2) segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities. Except for the International Stock Fund, loans may not exceed one-third of the value of a Fund’s total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.

Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, except for the Intermediate Bond Fund, the Short-Term Income Fund and the Money Market Fund, a Fund may purchase and sell futures contracts and related options, and the International Stock Fund may also enter into forward contracts and related options.

Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

Concentration of Investments

A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Fund) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

B-20

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The Funds will not invest more than 15% (10% for the Money Market Fund) of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, OTC options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Money Market Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

A Fund will not write call options in excess of 25% of the value of its total assets.

Regulatory Compliance

The Money Market Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Fund will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Money Market Fund’s total assets in the securities of any one issuer, although the Money Market Fund’s fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Money Market Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S.

B-21

branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

OTHER INVESTMENT POLICIES

Pursuant to Rule 35d-1 under the 1940 Act, each Fund (except the Equity Income Fund and the Money Market Fund) has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in the types of securities and investments suggested by its name. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUND ONLY)

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Fund’s use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund’s investment goal.

Under the Rule, the Money Market Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days’ notice or (2) at specified intervals not exceeding 397 days on no more than 30 days’ notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Fund acquires instruments subject to demand features and standby commitments to enhance the instruments’ liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.

Monitoring Procedures. The Board’s procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Money Market Fund limit its investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Fund will invest its available cash to reduce the average

B-22

maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (ALL OTHER FUNDS)

Market values of portfolio securities are determined as follows:

•	for equity securities, at the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

•	in the absence of recorded sales for equity securities, at the mean between the last closing bid and asked prices;

•	for bonds and other fixed income securities, at the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

•	for short-term obligations, at the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board;

•	in the absence of a market quote for fixed income securities that have been fully paid down, par value will be used to price the security; and

•	for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors.

A Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board. The Board has established and appointed a Pricing Committee, which is responsible for determinations of fair value. See “Committees of the Board.” In determining fair value, the Pricing Committee must take into account all information available and any factors it deems appropriate.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the International Stock Fund values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into

B-23

U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If it is determined, based upon certain triggers, that the closing price of a foreign security held by the Fund is unreliable, such security will be priced using factors provided by an independent pricing service approved by the Board (Factors). If an appropriate Factor is not available for pricing of the security, the security will be priced at the latest closing price on the principal exchange on which it is traded.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at a public offering price (i.e., their NAV plus a sales charge, if applicable) on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectus under “How to Buy Shares” and “What Do Shares Cost.”

HOW ARE THE FUND SHARES SOLD?

On September 1, 2004, Grand Distribution Services, LLC, located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 (the Distributor), became the principal distributor of the Funds’ shares. Under a Distribution Agreement with the Funds and M&I Trust, the Distributor offers the Funds’ shares on a continuous, best-efforts basis.

Edgewood Services, Inc. (Edgewood) served as the Funds’ principal distributor through the fiscal year ended August 31, 2004.

12B-1 PLAN

The Corporation has adopted a compensation-type plan for the Advisor Class of Shares of the Funds (Plan Shares) pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the Plan). The Plan authorizes payments by a Fund in connection with the distribution of its Advisor Class of Shares at an annual rate of 0.25% of the Fund’s average daily net asset value. The Plan provides that the Distributor shall act as the distributor of Plan Shares, and it permits the payment of fees to brokers, dealers and administrators for distribution and/or administrative services. The Plan is designed to stimulate brokers, dealers and administrators to provide distribution and/or administrative support services to the Funds and holders of Plan Shares. These services are to be provided by representatives who have knowledge of the shareholders’ particular circumstances and goals, and include, but are not limited to: (1) providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; (2) processing purchase and redemption transactions and automatic investment of client account cash balances; (3) answering client inquiries regarding the Plan Shares; (4) assisting clients in changing dividend options, account designations, and addresses; and (5) providing such other services as the Funds reasonably request. The Distributor may engage in joint distribution activities with respect to multiple Marshall Funds and to the extent the expenses are not allocated to a specific Fund, expenses will be allocated to the Fund based on its net assets.

Other benefits which the Funds hope to achieve through the Plan include, but are not limited to, the following: (1) an efficient and effective administrative system; (2) a more efficient use of assets of holders of Plan Shares by having them rapidly invested in the Funds with a minimum of delay and administrative detail; and (3) an efficient and reliable records system for holders of Plan Shares and prompt responses to shareholder requests and inquiries concerning their accounts.

By adopting the Plan, the Board expects that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors in Plan Shares whose needs are served by the Funds’ objectives and properly servicing these accounts, the Funds may be able to lessen fluctuations in rates of redemptions and sales.

B-24

For the fiscal year ended August 31, 2004, the Funds paid the following fees under the Plan:

Fund	12b-1 Fee
Equity Income Fund	$	_______
Large-Cap Growth & Income Fund	$	_______
Mid-Cap Value Fund	$	_______
Mid-Cap Growth Fund	$	_______
Small-Cap Growth Fund	$	_______
International Stock Fund	$	_______
Government Income Fund	$	_______
Intermediate Bond Fund	$	_______
Short-Term Income Fund	$	_______
Money Market Fund	$	_______

All of the above amounts paid by the Funds pursuant to the Plan were spent on dealer compensation.

SHAREHOLDER SERVICES

M&I Trust, through its division MIS, is the shareholder servicing agent for the Funds. As such, MIS provides shareholder services which include, but are not limited to, distributing Prospectuses and other information, providing shareholder assistance, and communicating or facilitating purchases and redemption of shares.

The Funds may pay M&I Trust for providing shareholder services and maintaining shareholder accounts. M&I Trust may select others to perform these services for their customers and may pay them fees.

For the fiscal year ended August 31, 2004, the Funds paid the following shareholder services fees:

Fund	Shareholder Services Fee/ Shareholder Services Fee Waived
Equity Income Fund	$_______/$_______
Large-Cap Growth & Income Fund	$_______/$_______
Mid-Cap Value Fund	$_______/$_______
Mid-Cap Growth Fund	$_______/$_______
Small-Cap Growth Fund	$_______/$_______
International Stock Fund	$_______/$_______
Government Income Fund	$_______/$_______
Intermediate Bond Fund	$_______/$_______
Short-Term Income Fund	$_______/$_______
Money Market Fund	$_______/$_______

B-25

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets). The Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, authorized dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the authorized dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the authorized dealer or financial institution.

HOW TO BUY SHARES

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As described in the Prospectus, larger purchases of the same share class reduce or eliminate the sales charge paid. For example, the Funds will combine all the Advisor Class of Shares purchases made on the same day by the investor, the investor’s spouse, and the investor’s children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase into the same share class is made, the Funds will consider the previous purchases still invested in the Funds. For example, if a shareholder already owns the Advisor Class of Shares of an Equity Fund having a current value of $40,000 and he purchases $10,000 of additional shares, the sales charge on the additional purchase according to the schedule now in effect would be 4.50%, not 5.75%.

To receive the sales charge reduction, M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution at the time the purchase is made that the Advisor Class of Shares are already owned or that purchases are being combined. The Funds will reduce or eliminate the sales charge after they confirm the purchases.

CONCURRENT PURCHASES

Shareholders have the privilege of combining concurrent purchases of the same share class of two or more Marshall Funds in calculating the applicable sales charge.

To receive a sales charge reduction or elimination, Marshall Investor Services must be notified by the shareholder in writing or by his/her investment professional or financial institution at the time the concurrent purchases are made. The Funds will reduce or eliminate the sales charge after it confirms the purchases.

LETTER OF INTENT

A shareholder can sign a letter of intent committing to purchase a certain amount of the same share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Funds’ custodian will hold shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed shares to pay for the applicable sales charge.

While this letter of intent will not obligate the shareholder to purchase the Advisor Class of Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Advisor

B-26

Class of Shares of any Fund, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.

REINVESTMENT PRIVILEGE

The reinvestment privilege is available for all shares of the Fund within the same share class.

The Advisor Class of Shares shareholders who redeem from the Fund may reinvest the redemption proceeds back into the same share class at the next determined NAV without any sales charge. The original shares must have been subject to a sales charge and the reinvestment must be within 90 days.

In addition, if shares were reinvested through an investment professional or financial institution, the investment professional or financial institution would not be entitled to an advanced payment from M&I Brokerage Services on the reinvested shares, if otherwise applicable. M&I Brokerage Services must be notified by the shareholder in writing or by his investment professional or financial institution of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems shares in the Fund, there may be tax consequences.

EXCHANGING SECURITIES FOR SHARES

You may contact the Funds to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Funds have adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

VOTING AND DISTRIBUTION RIGHTS

Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of a Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote and is entitled to participate equally in dividends and capital gains distributions by the Fund. All shares of each Fund or class in the Corporation have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Consequently, the holders of more than

B-27

50% of the Corporation’s shares of common stock voting for the election of Directors can elect the entire Board, and, in such event, the holders of the Corporation’s remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Corporation’s By-laws provide that each Director shall hold office for a period of five years or until his or her successor is duly elected at the next annual meeting of shareholders. Consequently, the Corporation holds annual meetings of shareholders to elect Directors every five years, unless more frequent meetings are required by the 1940 Act, the Corporation’s Articles of Incorporation or By-laws. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation’s outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in the WBCL Section 180.0622(2)(b). Under Section 180.0622(2)(b) of the WBCL, holders of common stock are liable up to the amount equal to the par value of the common stock owned by holders of common stock for all debts owing to the Corporation’s employees for services performed for the Corporation, but not exceeding six months’ service in any one case. Certain Wisconsin courts have interpreted “par value” to mean the full amount paid upon the purchase of shares of common stock. Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Unless otherwise noted below, as of November 30, 2004, the following shareholders owned of record or are known by the Corporation to own of record or beneficially more than 5% of a Fund’s outstanding Advisor Class of Shares:

[To be Updated]

International Stock Fund: MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned approximately 35,333 shares (9.39%).

Government Income Fund: Dain Rauscher, Inc. FBO Adams Consulting, LLC, Bloomfield, MI, owned approximately 25,773 shares (5.03%).

Short-Term Income Fund: Pershing, LLC, Jersey City, NJ, owned approximately 21,239 shares (8.59%).

Money Market Fund: Omnibus Sweep Taxable, M&I Banks, Appleton, WI, owned approximately 10,271,833 shares (11.18%),

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a class may be considered a “controlling person” of such Fund or class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of November 30, 2004, the officers and Directors of the Corporation, as a group, owned [less than 1%] of each Fund’s outstanding shares.

WHAT ARE THE TAX CONSEQUENCES?

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state or local tax considerations.

B-28

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation’s other portfolios will be separate from those realized by each Fund.

To the extent a Fund is unable to use its losses, it may be entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize and to which the shareholder would be subject in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Equity Funds if the Equity Funds were a regular corporation, and to the extent designated by the Equity Funds as so qualifying. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations.

Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Corporation intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Corporation expects that only the International Stock Fund will qualify for these Code provisions.

B-29

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers, except those reserved for the shareholders. Directors of the Corporation, together with information regarding their age, address, business experience during the past five years, and other information are shown in the following table. Pursuant to the Corporation’s By-laws, a Director holds office for a period of five years or until his or her successor is duly elected at the next annual meeting of shareholders. Each Director with an asterisk (*) is deemed to be an “interested person,” as defined in the 1940 Act. Current Directors who are not considered to be “interested persons of the Funds are referred to in this SAI as “independent directors.” The Corporation, which currently consists of thirteen separate portfolios or funds, is the only investment company in the Fund Complex.

INTERESTED DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser* Age: 47 1000 North Water Street Milwaukee, WI 53202	Director and President	2004-2009; since May 1999	Vice President of the Adviser and Marshall & Ilsley Trust Company (“M&I Trust”) since 1998.	13	None

Kenneth C. Krei* Age: 54 770 North Water Street Milwaukee, WI 53202	Director	2004-2009; since July 2004	Director and Chief Executive Officer of the Adviser since July 2003; Director, President and Chief Executive Officer of M&I Trust since July 2003; Senior Vice President of Marshall & Ilsley Corporation (a bank holding company) since July 2003; Director of M&I Brokerage Services, Inc. and M&I Insurance Services, Inc.; Executive Vice President, Investment Advisors at Fifth Third Bancorp from 2001 to 2003; Executive Vice President, Investment and Insurance Services at Old Kent Financial Corporation from 1998 to 2001.	13	None

*	Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, the Adviser and M&I Trust. Mr. Krei is an “interested person” of the Corporation due to the positions that he holds with the Adviser, M&I Trust and Marshall & Ilsley Corporation.

B-30

INDEPENDENT DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Benjamin M. Cutler Age: 61 6600 E. Bluebird Lane Paradise Valley, AZ 85253	Independent Director	2004-2009; since July 2004	Chairman, Assurant Health (a health insurer), and Executive Vice President, Assurant, Inc. (an insurance company) since 2002; President and CEO, Fortis Health (a health insurer) from 1996 to 2003.	13	None

John DeVincentis Age: 70 13821 12th Street Racine, WI 53406	Independent Director	2004-2009; since October 1993	Independent financial consultant; retired, formerly Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (an electrical products manufacturer) from 1972 to 1993.	13	None

John A. Lubs Age: 57 1251 First Avenue Chippewa Falls, WI 54729	Independent Director	2004-2009; since July 2004	Vice Chairman, Mason Companies, Inc. (a footwear distributor) since October 2004; President and Chief Operating Officer, Mason Companies, Inc., from 1990 to 2004.	13	None

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI 53092	Independent Director	2004-2009; since March 1999	Chief Executive Officer, NOG, Inc. (a metal processing and consulting company) since 1999; Chairman, Ayrshire Precision Engineering (a precision machining company) since 1992; Group Vice President of Citation Corporation (a general manufacturing company) from 1996 to 1999; Chief Executive Officer of Interstate Forging Industries (a forging company) from 1984 to 1999.	13	None

Barbara J. Pope Age: 56 115 South La Salle St., Suite 2285 Chicago, IL 60603	Independent Director	2004-2009; since March 1999	President of Barbara J. Pope, P.C. (a financial consulting firm) since 1992; President of Sedgwick Street Fund LLC (a private investment partnership) since 1996.	13	None

OFFICERS

The officers of the Corporation are elected annually by the Board and hold the same position with all of the Funds of the Corporation. Each officer holds office for one year and until the election and qualification of his or her successor. The address of each officer is 1000 North Water Street, Milwaukee, Wisconsin 53202. Officers of the Corporation, together with information as to their principal business occupation during the past five years and certain other information, are shown in the following table.

B-31

PRINCIPAL OFFICERS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John D. Boritzke Age: 47	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1993.

Joseph P. Bree Age: 31	Treasurer	Re-elected by the Board annually; since September 2002	Assistant Vice President and Senior Financial Analyst of the Adviser since February 2001; associate with Barclays Global Investors (a financial service firm) from March 2000 to February 2001; associate with Strong Capital Management, Inc. (an investment adviser) from May 1996 to March 2000.

William A. Frazier Age: 48	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1985.

Daniel L. Kaminski Age: 47	Secretary	Re-elected by the Board annually; since April 2004	Vice President and Chief Financial Officer of the Adviser and M&I Trust since November 2003; Secretary of the Adviser and M&I Trust since February 2004; Vice President, Project Management, M&I Support Services Corp. (operations subsidiary of bank holding company) from January 2002 to December 2003; Vice President, Corporate Finance, Marshall & Ilsley Corporation (a bank holding company) from January 1991 to December 2001.

Cheryl A. Johnson Age: 50	Chief Compliance Officer	Re-elected by the Board annually; since October 2004	Vice President of the Adviser and M&I Trust since September 2004; Lead Consultant, Law Department, Northwestern Mutual Life Insurance Company (NML) from June 2003 to 2004; Senior Attorney, Law Department, NML from August 2001 to May 2003; Associate Attorney with Quarles & Brady LLP (a law firm) from 1993 to 2001.

COMMITTEES OF THE BOARD

The standing committees of the Board are the Audit Committee and the Nominating Committee. These committees are comprised solely of independent directors.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	John DeVincentis (Chair) Benjamin M. Cutler(1) John A. Lubs(1) James Mitchell Barbara J. Pope	The Board has adopted a written charter of the Audit Committee pursuant to which the Audit Committee retains the independent auditors to audit the financial statements of each Fund; meets with the independent auditors periodically to review the results of the audits and reports their results to the full Board; evaluates the independence of the auditors; and preapproves, or establishes preapproval policies and procedures concerning, all audit and non-audit services provided to the Funds.	Two

Nominating	John DeVincentis Benjamin M. Cutler(1) John A. Lubs(1) James Mitchell Barbara J. Pope	The Nominating Committee identifies, evaluates, selects and nominates, or recommends for nomination, candidates for the Board. It also may set standards or qualifications for directors.	Three

(1)	Duane E. Dingmann, who retired as a Director of the Corporation effective July 27, 2004, was a member of the Audit Committee during most of the fiscal year ended August 31, 2004. Mr. Cutler and Mr. Lubs became members of the Audit and Nominating Committees effective October 25, 2004.

B-32

The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the Corporation’s Secretary.

The Board has also established a Pricing Committee, which is not a committee of the Board. The Pricing Committee is responsible for monitoring the valuation of Fund securities and other investments; and, as required, determining the fair value of securities for which market quotations are not readily available, after consideration of all relevant factors, which determinations are subsequently reported to the full Board. The Pricing Committee meets as necessary and is comprised of members of the Adviser and UMB Fund Services, Inc. (UMBFS), the Funds’ sub-administrator.

COMPENSATION OF DIRECTORS

The following table shows the fees paid to the independent directors by the Corporation for the fiscal year ended August 31, 2004. The Corporation does not pay any fees to its interested directors or officers. Neither the Corporation nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Corporation or Fund expenses.

Name	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued as Part of Each Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Benjamin M. Cutler(2)	*	$0	$0	$0
John DeVincentis	*	$0	$0	$24,000
Duane E. Dingmann(3)	*	$0	$0	$24,000
John A. Lubs(2)	*	$0	$0	$0
James Mitchell	*	$0	$0	$24,000
Barbara J. Pope	*	$0	$0	$24,000

*	The total annual fees paid to the independent directors are allocated to each of the funds in the Fund Complex, including the Funds, according to such fund’s asset size.

(1)	The Marshall Funds consist of one open-end registered investment company consisting of 13 portfolios, 12 of which were in operation during fiscal 2004.

(2)	Mr. Cutler and Mr. Lubs were elected to the Board on July 27, 2004 and accordingly did not receive any compensation with respect to fiscal 2004.

(3)	Mr. Dingmann retired from the Board on July 27, 2004.

B-33

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE MARSHALL FUNDS FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2003

[To be Updated]

Name of Director*	Fund Name	Dollar Range of Shares Owned in Fund(1)	Aggregate Dollar Range of Shares Owned in Marshall Funds Family of Investment Companies
John M. Blaser	Equity Income Mid-Cap G&I Mid-Cap Value Small-Cap Growth International Stock Intermediate Bond	$50,001-$100,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000	over $100,000
David W. Schulz(2)	Large-Cap G&I Mid-Cap Growth	over $100,000 $50,001-$100,000	over $100,000
John DeVincentis	Mid-Cap Growth Mid-Cap Value Small-Cap Growth Money Market	$1-$10,000 $10,001-$50,000 $10,001-$50,000 over$100,000	over $100,000
Duane E. Dingmann(3)	Equity Income Large-Cap G&I Mid-Cap Value Mid-Cap Growth	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000	$10,001-$50,000
James Mitchell	Mid-Cap Value Mid-Cap Growth International Stock Short-Term Income Money Market	over $100,000 $10,001-$50,000 over $100,000 over $100,000 over $100,000	over $100,000
Barbara J. Pope	Large-Cap G&I Mid-Cap Value Mid-Cap Growth Small-Cap Growth Money Market	$1-$10,000 $10,001-$50,000 $1-$10,000 $1-$10,000 $50,001-$100,000	$50,001-$100,000

*	The share ownership information is not provided for Mr. Krei, Mr. Cutler and Mr. Lubs because they were not members of the Board as of December 31, 2003.

(1)	Dollar range of shares owned in any Fund that is not identified in this table is “None.”

(2)	Effective as of June 24, 2004, Mr. Schultz resigned as a Director of the Corporation.

(3)	Effective as of July 27, 2004, Mr. Dingmann retired as a Director of the Corporation.

ADVISER TO THE FUNDS

The Funds’ investment adviser is M&I Investment Management Corp., a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser conducts investment research and makes investment decisions for the Funds. The Adviser provides investment management services for

B-34

investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin. The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser’s affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have from time to time with an issuer.

As compensation for its advisory services under the investment advisory agreement with the Corporation, each of the Funds pays the Adviser, on a monthly basis, an annual management fee based on the percentage of the average daily net asset value of the Fund (ADNA) as follows:

Fund	Annual Fee as % of ADNA
Equity Income Fund	0.75
Large-Cap Growth & Income Fund	0.75
Mid-Cap Value Fund	0.75
Mid-Cap Growth Fund	0.75
Small Cap Growth Fund	1.00
International Stock Fund	1.00
Government Income Fund	0.75
Intermediate Bond Fund	0.60
Short-Term Income Fund	0.60
Money Market Fund	0.15

From time to time, the Adviser may voluntarily waive all or a portion of its management fee for a Fund.

B-35

For the fiscal periods ended August 31, 2004, 2003 and 2002, the Adviser was paid the following fees:

Advisory Fee Paid/ Advisory Fee Waived(1) For the fiscal year ended August 31
Fund	2004		2003	2002
Equity Income Fund	$	/$	$2,478,000/$0	$2,872,655/$0
Large-Cap Growth & Income Fund	$	/$	$1,862,454/$0	$2,639,560/$0
Mid-Cap Value Fund	$	/$	$1,649,924/$0	$1,566,354/$0
Mid-Cap Growth Fund	$	/$	$1,555,284/$0	$2,175,526/$0
Small-Cap Growth Fund	$	/$	$789,737/$0	$1,054,601/$0
International Stock Fund	$	/$	$2,880,327/$70,000	$3,323,055/$70,000
Government Income Fund	$	/$	$2,864,544/$381,939	$2,845,707/$379,428
Intermediate Bond Fund	$	/$	$3,857,879/$385,788	$3,784,225/$378,422
Short-Term Income Fund	$	/$	$795,059/$450,534	$754,851/$427,749
Money Market Fund	$	/$	$4,801,790/$960,358	$4,597,139/$1,098,213

(1)	The total annual management fee paid by a Fund to the Adviser is allocated to each class of shares of such Fund according to the assets attributable to such class.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI Global Asset Management LLP, headquartered in Orlando, Florida (BPI), is the sub-adviser to the International Stock Fund. It is the Adviser’s responsibility to select a sub-adviser for the International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the sub-adviser’s performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter by monitoring BPI’s performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI’s level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has the responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation’s Board whether BPI’s contract should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the International Stock Fund, except those operations contracted to BPI, the custodian, the transfer agent and the administrator. Although BPI’s activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of BPI’s individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International Stock Fund’s investment goal, policies and limitations. For its services under the subadvisory contract, BPI receives a fee at the annual rate of 0.40% of the International Stock Fund’s average daily net assets. BPI is paid by the Adviser and not by the International Stock Fund, and BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in Canada and the United States, and is an investment adviser

B-36

registered with the SEC. BPI is a Delaware limited liability partnership between CI Global Holdings USA, Inc. (CI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. CI Holdings USA is a wholly-owned subsidiary of CI Global Holdings, Inc., which is a wholly-owned subsidiary of CI Mutual Funds, Inc. CI Mutual Funds, Inc. is a wholly-owned subsidiary of CI Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada. JBS is owned by BPI’s portfolio managers and its President.

For the fiscal years ended August 31, 2004, 2003 and 2002 the Adviser paid BPI $                    , $1,152,141 and $1,329,122, respectively.

BOARD REVIEW OF ADVISORY AND SUBADVISORY CONTRACTS

As required by the 1940 Act, the Corporation’s Board has reviewed the investment advisory contract and sub-advisory contract on behalf of the Funds. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Board bases its ultimate decisions to approve advisory and sub-advisory contracts on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of these contracts, the Board considered many factors, among the most material of which are the following: the investment objectives and long term performance of the Funds; the management philosophy, personnel, and processes used by the Adviser and the Sub-Adviser; the preferences and expectations of the Funds’ shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and their shareholders by the Adviser’s affiliates in addition to investment advisory services.

In assessing the Adviser’s and Sub-Adviser’s performance of their obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board was mindful of the potential disruptions of the operations of the Funds and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Funds for the investment of fiduciary assets as well as the decisions by the Funds’ retail and institutional shareholders to invest in the Funds are based on the strength of the Adviser’s industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Funds by other entities in the M&I organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant in determining the Adviser’s compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Board is aware of these factors and takes them into account in its review of the Funds’ advisory and sub-advisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Adviser and M&I Trust on matters relating to the Funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and its affiliates. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board’s formal review of the

B-37

advisory and sub-advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory and sub-advisory contract is informed by reports covering such matters as the investment philosophy, personnel, and processes utilized by the Adviser and Sub-Adviser; the short- and long-term performance of the Funds (in absolute terms as well as in relationship to its particular investment program and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser and the service providers that service the Funds; and relevant developments in the mutual fund industry and how the Funds and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive from their relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser’s affiliate, M&I Trust, for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ administrator, custodian, transfer agent and shareholder services agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated the authority to vote proxies on the securities held in the Funds’ portfolios to the Adviser. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below. Due to the Funds’ proposed investments in fixed income securities, the Adviser does not anticipate voting proxies on behalf of the Income Funds or Money Market Funds.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser’s clients with respect to the potential economic return on the clients’ investments. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate governance, generally the Adviser will vote for proposals to permit a simple majority of shareholders to approve acquisitions of a controlling interest of issuers; eliminate classified or staggered boards of directors; eliminate cumulative voting and preemptive rights; and proposals to opt-out of state takeover statutes. The Adviser will generally vote against the adoption of super-majority voting provisions that require greater than a two-thirds shareholder approval to change the corporate charter or bylaws or to approve mergers and acquisitions; fair price amendments that are linked to a super-majority provision and do not permit a takeover unless an arbitrary fair price is offered to all

B-38

shareholders; proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations; and proposals that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures

The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy. The Proxy Officer reports to the Trust Investment Committee of M&I Trust.

In the event that a portfolio manager of the Adviser concludes that the interests of a Fund require that a proxy be voted on a proposal in a manner that differs from the proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request is accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders. Upon such a request, the Proxy Officer may vary from the voting guidelines if the Proxy Officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interests of the client. In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser’s proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor for purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such guidelines, whenever necessary to comply with the proxy voting policies.

B-39

Conflicts of Interest

The Adviser addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser’s clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

Proxy Voting Record

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-800-236-FUND (3863), or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Corporation’s policy regarding disclosure of portfolio holdings (Disclosure Policy). Pursuant to the Disclosure Policy, the Corporation may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•	As required by SEC regulations, the Corporation will disclose the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC;

•	The Adviser may disclose Fund portfolio holdings in regulatory filings and in cases where the legitimate business purposes of the Funds are served by such disclosure, such as disclosures to service providers in connection with the fulfillment of their duties to the Funds and Corporation;

•	The Funds’ portfolio holdings as of each month end are disclosed to certain approved institutional data bases, generally within five days of month end;

•	Disclosure of portfolio holdings as of a particular month end (other than fiscal- or calendar-quarter end) may be made in response to inquiries from consultants or prospective clients; and

•	Portfolio holdings of the Funds as of a particular month end may be provided to portfolio managers of M&I Trust in connection with presentations to M&I Trust’s existing clients.

The Corporation is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities without prior approval of the Board. No compensation or other consideration may be received by the Funds, the Adviser or M&I Trust in connection with the disclosure of portfolio holdings in accordance with this policy.

The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

BROKERAGE TRANSACTIONS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the charges to be paid on such transactions, and the allocation of portfolio brokerage and principal business. Trades may be

B-40

done with brokers, dealers and, on occasion, issuers. Remuneration for trades may include commissions, commission-equivalent charges, dealer spreads, mark-ups and mark-downs.

In executing transactions on behalf of the Funds, the Adviser has no obligation to deal with any particular broker or dealer. Rather, the Adviser seeks to obtain the best qualitative execution. The best net price is an important factor, but the Adviser also considers the full range and quality of a broker’s services, as described below. Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on any particular transaction.

Section 28(e) of the Securities Exchange Act of 1934, as amended (Section 28(e)), permits an investment advisor, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction. Brokerage and research services include:

•	furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

•	furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy and the performance of accounts; and

•	effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers, the Adviser considers quality of investment research and brokerage services; communication of such information; trade execution pricing, capability and efficiency; and the appropriateness of the commission rate. Investment research services utilized by the Adviser include wire services, economic forecasts, industry analysis, individual company or issuer analysis and opinion, and investment strategy. In ensuring that the commission to be paid is fair compensation for the nature of the trade and the quality of the execution provided by the broker/dealer, the Adviser consider the commission rates paid by investment institutions of similar size. While the Adviser negotiate similar commission rates with all brokers and dealers, if the Adviser believes favorable prices and efficient execution is available from more than one broker or dealer, the Adviser may give consideration to placing trades with those brokers or dealers who furnish investment research and other brokerage services. The Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.

The Adviser places portfolio transactions for other advisory accounts in addition to the Funds. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of their accounts; that is, not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services received by each of the accounts (including the Funds) managed by them. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services will vary. The Adviser believes any such costs to the Funds, however, will not be disproportionate to the benefits received by the Funds on a continuing basis and, to the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce their

B-41

expenses. However, because the receipt of investment research and brokerage services received by the Adviser is of indeterminable value, the Adviser does not reduce its management fees by an amount that may be attributable to the value of such services. During the fiscal year ended August 31, 2004, aggregate total commissions with brokers to whom transactions were directed based on brokerage and research services provided were $                     on transactions with an aggregate principal value of $                    .

The Adviser generally seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other advisory accounts. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. There can be no assurance that a particular purchase or sale opportunity will be allocated to a Fund. In making allocations between the Funds and between a Fund and other advisory accounts, certain factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

For the fiscal years ended August 31, 2004, 2003 and 2002, the Funds paid the following brokerage commissions:

Fund	Brokerage Commissions Paid(1)
	For the fiscal year ended August 31
	2004	2003	2002
Equity Income Fund	$	$706,615	$721,730
Large-Cap Growth & Income Fund	$	$650,894	$550,330
Mid-Cap Value Fund	$	$413,547	$470,890
Mid-Cap Growth Fund	$	$1,037,203	$1,215,322
Small-Cap Growth Fund	$	$1,476,747	$1,067,771
International Stock Fund	$	$1,791,964	$1,210,489
Government Income Fund	$	N/A	N/A
Intermediate Bond Fund	$	N/A	N/A
Short-Term Income Fund	$	N/A	N/A
Money Market Fund	$	N/A	N/A

N/A - Not applicable

(1)	The total amount of brokerage commissions paid by a Fund is allocated to each class of shares of such Fund according to the assets attributable to such class.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by the SEC’s rules, the Funds, the Adviser, BPI and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees (Access Persons). Although the codes permit Access Persons to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

B-42

ADMINISTRATOR

M&I Trust is the administrator of the Funds. As administrator, M&I Trust is entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of each Fund’s ADNA with respect to the Equity Funds and Income Funds and a maximum annual percentage of aggregate ADNA of all money market funds of the Corporation with respect to the Money Market Fund as follows:

Maximum Fee	Funds’ ADNA
0.10%	on the first $250 million
0.095%	on the next $250 million
0.08%	on the next $250 million
0.06%	on the next $250 million
0.04%	on the next $500 million
0.02%	on assets in excess of $1.5 billion

The aggregate fees paid by the money market funds of the Corporation are allocated to each fund based on its assets.

For the fiscal periods ended August 31, 2004, 2003 and 2002, the administrator was paid the following fees:

Fund	Administrative Fee Paid(1)
	For the fiscal year ended August 31
	2004	2003	2002
Equity Income Fund	$	$326,469	$376,369
Large-Cap Growth & Income Fund	$	$248,138	$346,844
Mid-Cap Value Fund	$	$219,889	$208,827
Mid-Cap Growth Fund	$	$207,371	$287,817
Small-Cap Growth Fund	$	$78,974	$105,460
International Stock Fund	$	$286,128	$328,190
Government Income Fund	$	$375,342	$372,956
Intermediate Bond Fund	$	$601,884	$592,063
Short-Term Income Fund	$	$132,510	$125,808
Money Market Fund	$	$1,377,739	$1,350,452

N/A - Not applicable

(1)	The total annual administrative fee paid by a Fund to the administrator is allocated to each class of shares of such Fund according to the assets attributable to such class.

The administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the administrator include, but are not limited to the following:

•	preparation, filing and maintenance of the Corporation’s governing documents, minutes of Board meetings and shareholder meetings;

B-43

•	preparation and filing with the SEC and state regulatory authorities, the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	preparation, negotiation and administration of contracts on behalf of a Fund;

•	supervision of the preparation of financial reports;

•	preparation and filing of federal and state tax returns;

•	assistance with the design, development and operation of a Fund; and

•	providing advice to the Funds and the Board.

SUB-ADMINISTRATOR

On September 1, 2004, UMBFS became the Funds’ sub-administrator pursuant to the Sub-Administration Agreement with the administrator. Under the Sub-Administration Agreement, the functions performed by UMBFS include and relate to, but are not limited to, the following:

•	review and filing with the SEC and state regulatory authorities of the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	drafting and reviewing of the Funds’ annual and semi-annual reports;

•	various services relating to the shareholder and Board meetings, such as preparing and obtaining executed authorized signatures, attendance at Board meetings and drafting of proxy materials;

•	obtaining CUSIPS, NASDAQ symbols, and IRS tax identification numbers;

•	coordination and facilitation of external audits by the Corporation’s independent auditors and regulatory examinations of the Corporation;

•	follow-up on any issues surrounding reporting of performance for the Funds; and

•	preparation of the Corporation’s tax returns.

For its services, UMBFS receives from the administrator with respect to each of the Funds (other than the Money Market Fund), in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, the asset based fees pursuant to the following schedule:

Average Net Assets	Basis Points (Domestic)	Basis Points (International)
Up to $200 million	.90 basis points	3.00 basis points
Next $200 million	.85 basis points	2.50 basis points
Next $200 million	.75 basis points	2.00 basis points
Next $200 million	.65 basis points	1.75 basis points
Next $200 million	.55 basis points	1.50 basis points
Next $200 million	.45 basis points	1.25 basis points
Over $1.2 billion	.35 basis points	1.00 basis points

B-44

With respect to the Money Market Fund, UMBFS will receive from the administrator, in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, the asset based fees pursuant to the following schedule:

Average Net Assets	Basis Points
Up to $250 million	.55 basis points
Next $250 million	.50 basis points
Next $250 million	.45 basis points
Over $750 million	.30 basis points

Federated Services Company (Federated) served as the Funds’ sub-administrator until August 31, 2004. As sub-administrator, Federated was entitled to receive fees from the administrator equal to 50% of the fees the administrator was entitled to receive under the Administrative Agreement with the Corporation dated January 1, 2000. Federated performed services substantially similar to the services currently provided by UMBFS.

For the fiscal periods ended August 31, 2004, 2003 and 2002, Federated was paid the following fees under the Sub-Administrative Services Agreement by the administrator:

Fund	Sub-Administrator Fees Paid by the Administrator
For the fiscal year ended August 31
	2004	2003	2002
Equity Income Fund	$	$	$
Large-Cap Growth & Income Fund	$	$	$
Mid-Cap Value Fund	$	$	$
Mid-Cap Growth Fund	$	$	$
Small-Cap Growth Fund	$	$	$
International Stock Fund	$	$	$
Government Income Fund	$	$	$
Intermediate Bond Fund	$	$	$
Short-Term Income Fund	$	$	$
Money Market Fund	$	$	$

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds’ average net assets for the period plus out-of-pocket expenses.

M&I Trust provides sub-transfer agency services to the Funds. In exchange for these services, the Funds pay M&I Trust a per account fee and out-of-pocket expenses.

B-45

CUSTODIAN (ALL FUNDS EXCEPT THE INTERNATIONAL STOCK FUND)

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is a custodian for the securities and cash of the Funds. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of a Fund’s average aggregate daily net assets.

CUSTODIAN TO THE INTERNATIONAL STOCK FUND

Investors Bank & Trust Company (IBT), 200 Clarendon Street, Boston, Massachusetts, is a custodian for the securities and cash of the International Stock Fund.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatements.

PERFORMANCE

From time to time, the yield and total return of the Advisor Class of Shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll free) at 1-800-236-FUND (3863).

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 2004 are incorporated herein by reference from the Funds’ Advisor Class of Shares Annual Report dated August 31, 2004 (for the fiscal year ended August 31, 2004) and the Semi-Annual Report dated February 29, 2004 (for the semi-annual period ended February 29, 2004) (File Nos. 33-48907 and 811-58433). A copy of the Annual Report and the Semi-Annual Report for a Fund may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or 1-800-236-FUND (3863).

B-46

APPENDIX

STANDARD AND POOR’S LONG TERM ISSUE CREDIT RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

A-1

C—The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-):—The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c—The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p—The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*—Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r—The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.—Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

MOODY’S LONG-TERM DEBT RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

AAA—Obligations rated ‘AAA’ are judged to be of the highest quality with minimal credit risk.

Aa—Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated ‘A’ are considered as upper-medium-grade obligations and are subject to low credit risk.

Baa—Obligations rated ‘Baa’ are subject to moderate credit risk. They are medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated ‘Ba’ are judged to have speculative elements and are subject to substantial credit risk.

A-2

B—Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa—Obligations rated ‘Caa’ are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from ‘Aa’ through ‘Caa.’ The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FITCH’S INTERNATIONAL LONG-TERM RATINGS

The following ratings scale applies to both foreign currency and local currency ratings, in addition to Enhanced and Unenhanced ratings.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. Single ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity, This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D—Default. Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process (the potential for recovery estimated to be about 90% - 100% of outstanding amounts & accrued interest). Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations (potential recoveries in the range of 50% - 90%), while entities rated ‘D’ have a poor prospect of repaying all obligations (below 50%).

A-3

(While expected recovery values are highly speculative and cannot be estimated with any precision, the above percentages are meant to serve as general guidelines.)

Notes to Long-Term ratings:

•	“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term rating category, to categories below ‘CCC’.

•	NR indicated that Fitch does not publicly rate the issuer or issue in question.

•	‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

•	Rating Watch and Rating Outlook: Ratings are placed on Rating Watch or Rating Outlook to indicate that there is a reasonable likelihood of a rating change as well as the likely direction of such change. Rating Watch is typically resolved over a relatively shorter period (12 months), than Rating Outlook (beyond 1 to 2 years). Indicators are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered, or maintained.

STANDARD AND POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1—This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3—Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B—Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C—This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D—Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

STANDARD & POOR’S DUAL RATINGS DEFINITIONS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

A-4

MOODY’S SHORT-TERM DEBT RATINGS

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH’S INTERNATIONAL SHORT-TERM RATINGS

The following ratings scale applies to foreign currency and local currency ratings, in addition to both Enhanced and Unenhanced ratings. A Short-Term rating has a time horizon of less than 12 months for most obligations, or up to 3 years for U.S. Public Finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1—Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2—Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3—Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B—Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D—Default. Denotes actual or imminent default on payment.

Notes to Short-Term ratings:

‘NR’ indicates that Fitch does not publicly rate the particular issue or issuer.

‘+’ may be appended to a ‘F1’ rating to denote relative status within the category.

‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch and Rating Outlook: Ratings are placed on Rating Watch or Ratings Outlook to indicate that there is reasonable likelihood of a rating change as well as the likely direction of such change. Rating Watch is typically resolved over a relatively shorter period (12 months), than Rating Outlook (beyond 1 to 2 years).

Indicators are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered, or maintained.

A-5

Expected Ratings, denoted by an “(EXP)” suffix, are preliminary ratings that are usually contingent upon the receipt of final documents conforming to information already received.

Short-Term Note/Demand Ratings: Occasionally, two short term ratings may be combined; the first rating reflects the likelihood of full and timely payment of principal and interest as scheduled over the short term, while second rating reflects the likelihood of full payment of purchase price to the bondholder in the event of a put (full repayment demanded).

STANDARD AND POOR’S MUNICIPAL BOND RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment

A-6

on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-):—The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c—The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p—The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*—Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r—The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.—Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

MOODY’S MUNICIPAL LONG-TERM RATINGS

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa—Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A-7

Aa—Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A—Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa—Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba—Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B—Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa—Issuers or issues rate Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca—Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C—Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US Municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic-rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR’S MUNICIPAL NOTE RATINGS

Notes: A Standard and Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM DEBT RATINGS

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

A-8

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG-1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

A-9

ADDRESSES

Marshall Equity Income Fund

Marshall Large-Cap Growth & Income Fund

Marshall Mid-Cap Value Fund

Marshall Mid-Cap Growth Fund

Marshall Small-Cap Growth Fund

Marshall International Stock Fund

Marshall Government Income Fund

Marshall Intermediate Bond Fund

Marshall Short-Term Income Fund

Marshall Money Market Fund

1000 North Water Street P.O. Box 1348 Milwaukee, Wisconsin 53201-1348

Distributor: Grand Distribution Services, LLC.	803 West Michigan Street, Suite A Milwaukee, WI 53233

Adviser to all Funds: M&I Investment Management Corp.	1000 North Water Street Milwaukee, Wisconsin 53202

Sub-Adviser to Marshall International Stock Fund: BPI Global Asset Management LLP	1900 Summit Tower Boulevard Suite 450 Orlando, Florida 32810

Custodian (except Marshall International Stock Fund): Marshall & Ilsley Trust Company N.A.	1000 North Water Street Milwaukee, Wisconsin 53202

Transfer Agent and Dividend Disbursing Agent: Boston Financial Data Services, Inc.	2 Heritage Drive Quincy, MA 02171

Sub-Administrator and Portfolio Accounting Services (except Marshall International Stock Fund): UMB Fund Services, Inc.	803 West Michigan Street Milwaukee, WI 53202

Custodian and Portfolio Accounting Services Agent for Marshall International Stock Fund: Investors Bank & Trust Company	200 Clarendon Street Boston, MA 02116

Shareholder Servicing Agent: Marshall Investor Services, a division of Marshall & Ilsley Trust Company N.A.	P.O. Box 1348 Milwaukee, Wisconsin 53201-1348

Legal Counsel: Bell, Boyd & Lloyd LLC	Three First National Plaza 70 West Madison Street, Suite 3300 Chicago, Illinois 60602-4207

Independent Auditors: Ernst & Young LLP	200 Clarendon Street Boston, MA 02116-5072

Marshall Investor Services

1000 North Water Street

Milwaukee, Wisconsin 53202

414-287-8555 or 1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-236-209-3520

Internet address: http:www.marshallfunds.com

Marshall Funds, Inc.

Statement of Additional Information

Institutional Class of Shares

(Class I)

December 31, 2004

Equity Fund	Money Market Funds
• Marshall International Stock Fund	• Marshall Money Market Fund
• Marshall Government Money Market Fund

This Statement of Additional Information (SAI) is not a Prospectus and should be read in conjunction with the Institutional Class of Shares Prospectus for the Marshall Funds listed above (each, a Fund and collectively, the Funds) dated December 31, 2004. This SAI incorporates by reference the financial statements from the Funds’ August 31, 2004 Annual Report. You may obtain the Prospectus and Annual Report without charge by calling Marshall Investor Services (MIS) at 1-800-236-FUND (3863), or you can visit the Marshall Funds’ Internet site on the World Wide Web at http://www.marshallfunds.com.

P.O. Box 1348

Milwaukee, Wisconsin 53201-1348

GRAND DISTRIBUTION SERVICES, LLC

Distributor

Institutional Class of Shares

(Class I Shares)

HOW ARE THE FUNDS ORGANIZED?

Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992.

The Funds are diversified portfolios of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. Currently, the Corporation consists of thirteen separate series, three of which are discussed in this SAI.

The Board of Directors of the Corporation (Board) has established certain classes of shares with respect to each Fund as follows:

Fund	Advisor Class of Shares (Class A)	Investor Class of Shares (Class Y)	Institutional Class of Shares (Class I)
International Stock Fund	✓	✓	✓
Money Market Fund	✓	✓	✓
Government Money Market Fund		✓	✓

This SAI relates to the Institutional Class of Shares only. The Funds’ investment adviser is M&I Investment Management Corp. (Adviser). The International Stock Fund’s sub-adviser is BPI Global Asset Management LLP (BPI or Sub-Adviser). This SAI contains additional information about the Corporation and the Funds. This SAI uses the same terms as defined in the Prospectus.

The definitions of the terms “series” and “class” in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the Prospectus and this SAI. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the Prospectus and SAI may define these terms consistently with the use of those terms under the WBCL.

SECURITIES IN WHICH THE FUNDS INVEST

For purposes of this section, “Assets” shall mean net assets plus the amount of any borrowings for investment purposes. Under normal circumstances, the International Stock Fund will invest at least 80% of its Assets in securities of issuers domiciled in at least three different nations outside the United States, and will invest at least 80% of its Assets in common stocks, preferred stocks and other equity securities.

B-1

Following is a table that indicates which types of securities are a(n):

•	P = Principal investment of a Fund; (shaded in chart)

•	A = Acceptable (but not principal) investment of a Fund; or

•	N = Not an acceptable investment of a Fund.

Securities	International Stock Fund	Money Market Fund	Government Money Market Fund
American Depositary Receipts	A	N	N
Asset-Backed Securities[1]	A	A	A
Bank Instruments[2]	A	P	A
Borrowing	A3	A	A
Callable Securities	N	A	A
Common Stock	P	N	N
Common Stock of Foreign Companies	P	N	N
Convertible Securities	A	N	N
Debt Obligations[4]	A	P	P
Demand Master Notes	N	P	P
Derivative Contracts and Securities	A	A	A
European Depositary Receipts	A	N	N
Fixed Rate Debt Obligations	A	P	P
Floating Rate Debt Obligations	A	P	P
Foreign Currency Hedging Transactions	A	N
Foreign Currency Transactions	A	N	N
Foreign Money Market Instruments	A	A	A
Foreign Securities	P	N	N
Forward Commitments, When-Issued and Delayed Delivery Transactions	A	A	A
Funding Agreements	N	P	A
Futures and Options Transactions	A	N	N
Global Depositary Receipts	A	N	N
Guaranteed Investment Contracts	N	A	A
Illiquid and Restricted Securities[5]	A	A	A
Lending of Portfolio Securities	A	A	A
Mortgage-Backed Securities	A	A	A
Participation Interests	N	A	A
Preferred Stocks	A	N	N
Prime Commercial Paper[6]	A	P	A
Repurchase Agreements	A	P	P
Reverse Repurchase Agreements	A	A7	A7
Securities of Other Investment Companies	A	A	A
SWAP Transactions	A	N	N
U.S. Government Securities	A	A	P
Variable Rate Demand Notes	A	A	A
Warrants	A	N	N
Zero Coupon Securities	N	N	A

B-2

1.	The International Stock Fund may invest in asset-backed securities rated, at the time of purchase, in the top four rating categories by a nationally recognized statistical rating organization (NRSRO) (i.e., securities rated AAA, AA, A or BBB by Standard & Poor’s Corporation (S&P) and Fitch Ratings (Fitch) and Aaa, Aa, A or Baa by Moody’s Investors Service (Moody’s)), or if unrated, determined by the Adviser to be of comparable quality. The Money Market Funds will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.

2.	The Funds may purchase foreign bank instruments.

3.	The International Stock Fund may borrow money to purchase securities, a strategy that involves purchasing securities in amounts that exceed the amount it has invested in the underlying securities. The excess exposure increases the risks associated with the underlying securities and tends to exaggerate the effect of changes in the value of its portfolio securities and consequently on the Fund’s net asset value (NAV). The Fund may pledge more than 5% of its total assets to secure such borrowings.

4.	Must be issued by U.S. corporations and rated in the top four categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

5.	The International Stock Fund may invest up to 15% of its assets in illiquid securities, while the Money Market Funds are limited to 10% of their respective assets.

6.	The Funds may purchase commercial paper rated in the two highest rating categories by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality.

7.	During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Money Market Funds will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

Agency Securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. Some government entities are supported by the full faith and credit of the United States. Other government entities receive support through federal subsidies, loans or other benefits. A few government entities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

The Government Money Market Fund treats mortgage-backed securities guaranteed by a government sponsored entity as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce the market and prepayment risks.

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds. Asset-backed securities may also resemble some types of collateralized mortgage obligations (CMOs).

Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool and any credit enhancement provided. Also, these securities may be subject to prepayment risk.

Bank Instruments are unsecured interest-bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Funds will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured

B-3

by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank’s irrevocable letter of credit or unconditional guaranty will also be treated as bank instruments.

Foreign Bank and Money Market Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

ECDs, ETDs, YCDs and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Funds may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of total assets (net assets for the Money Market Funds), and pledge some assets as collateral. A Fund that borrows will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Funds are required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, a Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper represents an issuer’s draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the interest rate and credit risk as compared to other debt securities of the same issuer.

The Funds may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended (1933 Act). By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Funds. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper and, thus, provide liquidity.

The Funds believe that Section 4(2) commercial paper and certain other restricted securities which meet the Board’s criteria for liquidity are quite liquid. Thus, Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the Funds’ investment limitation applicable to restricted securities.

Convertible Securities are fixed income securities that a fund has the option to exchange for equity securities at a specified conversion price. The option allows the fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, if the fund holds fixed income securities convertible into shares of common stock at a conversion price of $10 per share, and the shares have a market value of $12, the fund could realize an additional $2 per share by converting the fixed income securities.

To compensate for the value of the conversion option, convertible securities have lower yields than comparable fixed income securities. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities

B-4

may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The International Stock Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless a Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which a Fund invests will be rated at least investment grade by an NRSRO. Investment grade securities are those that have received one of an NRSRO’s four highest ratings. Securities receiving the fourth highest rating (Baa by Moody’s or BBB by S&P or Fitch) have speculative characteristics, and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due. The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Money Market Funds are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act), and will follow the credit quality requirements of the Rule.

Demand Features. The Funds may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a Fund to demand payment of the value of the security (plus any accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy) will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. A party may demand full or partial payment, and the notice period for demand typically ranges from one to seven days. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Depositary Receipts. American Depository Receipts (ADRs) are receipts, issued by a U.S. bank, that represent an interest in shares of a foreign-based corporation. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts issued by foreign banks or trust companies, or foreign branches of U.S. banks that represent an interest in shares of either a foreign or U.S. corporation. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and are subject to currency risks. Depositary receipts involve many of the same risks of investing directly in foreign securities.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments

B-5

relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges, in which case the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty.

Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). The inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund’s exposure to market and currency risks, and may also expose a Fund to liquidity and leverage risks. OTC contracts also expose a Fund to credit risks in the event that a counterparty defaults on the contract.

Duration is a measure of volatility in the price of a bond prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a change in the market interest rate. Volatility is based upon a bond’s coupon rate, maturity date and the level of market yields of similar bonds. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Equity Securities are the fundamental unit of ownership in a company. The following describes the types of equity securities in which the International Stock Fund may invest:

Common Stocks are the most prevalent type of equity security. Common stockholders are entitled to the net value of the issuer’s earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Common Stocks of Foreign Companies are equity securities issued by a corporation domiciled outside of the United States that trade on a domestic securities exchange.

Preferred Stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock on a specified date. The Fund may treat such redeemable preferred stock as a fixed income security.

B-6

Warrants provide an option to buy the issuer’s stock or other equity securities at a specified price. If the Fund holds a warrant, it may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the stated expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

Fixed Income Securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

Callable Securities. Certain fixed income securities in which the Money Market Funds invest are callable at the option of the issuer. Callable securities are subject to call risks.

Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security’s market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.

As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Currency Transactions are generally used to obtain foreign currencies to settle securities transactions. They can also be used as a hedge to protect assets against adverse changes in foreign currency exchange rates or regulations. When the International Stock Fund uses foreign currency exchanges as a hedge, it may also limit potential gain that could result from an increase in the value of such currencies. The Fund may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

Exchange-Traded Futures Contracts are used for the purchase or sale of foreign currencies (Foreign Currency Futures) and will be used to hedge against anticipated changes in exchange rates that might adversely affect the value of the Fund’s portfolio securities or the prices of securities that the Fund intends to purchase in the future. The successful use of Foreign Currency Futures depends on the ability to forecast currency exchange rate movements correctly. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of Foreign Currency Futures or may realize losses.

Foreign Currency Hedging Transactions are used to protect against foreign currency exchange rate risks. These transactions include forward foreign currency exchange contracts, foreign currency futures contracts and purchasing put or call options on foreign currencies.

Forward Foreign Currency Exchange Contracts (Forward Contracts) are used to minimize the risks associated with changes in the relationship between the U.S. dollar and foreign

B-7

currencies. They are used to lock in the U.S. dollar price of a foreign security. A Forward Contract is a commitment to purchase or sell a specific currency for an agreed price at a future date.

If the Adviser believes a foreign currency will decline against the U.S. dollar, a Forward Contract may be used to sell an amount of the foreign currency approximating the value of the Fund’s security that is denominated in the foreign currency. The success of this hedging strategy is highly uncertain due to the difficulties of predicting the values of foreign currencies, of precisely matching Forward Contract amounts, and because of the constantly changing value of the securities involved. The Fund will not enter into Forward Contracts for hedging purposes in a particular currency in an amount in excess of the Fund’s assets denominated in that currency. Conversely, if the Adviser believes that the U.S. dollar will decline against a foreign currency, a Forward Contract may be used to buy that foreign currency for a fixed dollar amount, which is known as cross-hedging.

In these transactions, the Fund will segregate assets with a market value equal to the amount of the foreign currency purchased. Therefore, the Fund will always have cash, cash equivalents or high quality debt securities available to cover Forward Contracts or to limit any potential risk. The segregated assets will be priced daily.

Forward Contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts.

Purchasing and Writing Put and Call Options on foreign currencies are used to protect the Fund’s portfolio against declines in the U.S. dollar value of foreign portfolio securities and against increases in the dollar cost of foreign securities to be acquired. Writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Fund could lose money if it is required to purchase or sell foreign currencies at disadvantageous exchange rates. If exchange rate movements are adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium as well as incur related transaction costs. These options are traded on U.S. and foreign exchanges or OTC.

Foreign Securities are equity or fixed income securities that are issued by a corporation or issuer domiciled outside of the United States that trade on a foreign securities exchange or in a foreign market.

Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, a Fund may make cash contributions to a deposit fund of the insurance company’s general or separate accounts. The insurance company then credits guaranteed interest to a Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Money Market Funds will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Money Market Funds may not have the right to receive the principal amount of an Agreement from the insurance company on seven days’ notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Futures and Options Transactions. As a means of reducing fluctuations in its NAV, the International Stock Fund may buy and sell futures contracts and options on futures contracts, and buy put and call options on portfolio securities and securities indices to hedge its portfolio. The Fund may also write covered put and call options on portfolio securities to attempt to increase its current

B-8

income or to hedge its portfolio. There is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund’s ability to establish and close out futures and options positions depends on this secondary market.

Call Options on Financial and Stock Index Futures Contracts. The Fund may write (sell) listed and OTC call options on financial and stock index futures contracts to hedge its portfolio. When the Fund writes a call option on a futures contract, it undertakes to sell a futures contract at the fixed price at any time during the life of the option. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund’s obligation to sell a futures contract costs less to fulfill, causing the value of the Fund’s call option position to increase. In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund’s portfolio securities.

Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.

The Fund may buy a listed call option on a financial or stock index futures contract to hedge against decreases in market interest rates or increases in stock price. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund purchases a call on a financial futures contract, it receives in exchange for the payment of a cash premium the right, but not the obligation, to enter into the underlying futures contract at a strike price determined at the time the call was purchased, regardless of the comparative market value of such futures position at the time the option is exercised. The holder of a call option has the right to receive a long (or buyer’s) position in the underlying futures contract. As market interest rates fall or stock prices increase, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund’s option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price. Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.

Futures Contracts. A futures contract is a commitment by two parties under which one party agrees to make delivery of an asset (seller) and another party agrees to take delivery of the asset at a certain time in the future. A futures contract may involve a variety of assets, including commodities (such as oil, wheat or corn) or a financial asset (such as a security). The Fund may purchase and sell financial futures contracts to hedge against anticipated changes in the value of its portfolio without necessarily buying or selling the securities. Although some financial futures contracts call for making or taking delivery of the underlying securities, in most cases these obligations are closed out before the settlement date. The closing of a futures contract is accomplished by purchasing or selling an identical offsetting futures contract. Other financial futures contracts call for cash settlements.

The Fund may purchase and sell stock index futures contracts to hedge against anticipated price changes with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the price of the original contract and the value of the index at the close of the last trading day of the contract. No

B-9

physical delivery of the underlying securities in the index is made. Settlement is made in cash upon termination of the contract.

Limitation on Open Futures Positions. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if together the value of the open positions exceeds the current market value of the Fund’s portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

Margin In Futures Transactions. Since the Fund does not pay or receive money upon the purchase or sale of a futures contract, it is required to deposit an amount of initial margin in cash, U.S. government securities or highly-liquid debt securities as a good faith deposit. The margin is returned to the Fund upon termination of the contract. Initial margin in futures transactions does not involve borrowing to finance the transactions.

As the value of the underlying futures contract changes daily, the Fund pays or receives cash, called variation margin, equal to the daily change in value of the futures contract. This process is known as marking to market. Variation margin does not represent a borrowing or loan by the Fund. It may be viewed as settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. When the Fund purchases futures contracts, an amount of cash and/or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund’s custodian to collateralize the position and insure that the use of futures contracts is unleveraged. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

The Fund will not enter into a futures contract or purchase an option thereon for other than hedging purposes if immediately thereafter the initial margin deposits for futures contracts held by it, plus premiums paid by it for open options on futures contracts, would exceed 5% of the market value of its net assets, after taking into account the unrealized profits and losses on those contracts it has entered into. However, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing such 5%.

Over-the-Counter Options are two-party contracts with price and other terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while OTC options may not. The Fund may generally purchase and write OTC options on portfolio securities or securities indices in negotiated transactions with the buyers or writers of the options when options on the Fund’s portfolio securities or securities indices are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions deemed creditworthy by the Adviser.

Purchasing Put and Call Options on Securities. The Fund may purchase put options on portfolio securities to protect against price movements in the Fund’s portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The Fund may purchase call options on securities acceptable for purchase to protect against price movements by locking in on a purchase price for the underlying security. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller at a specified price during the term of the option.

B-10

Put Options on Financial and Stock Index Futures Contracts. The Fund may purchase listed put options on financial and stock index futures contracts to protect portfolio securities against decreases in value. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

The Fund may also write (sell) listed put options on financial or stock index futures contracts to hedge its portfolio against a decrease in market interest rates or an increase in stock prices. The Fund will use these transactions to purchase portfolio securities in the future at price levels existing at the time it enters into the transaction. When the Fund sells a put on a futures contract, it receives a cash premium in exchange for granting to the buyer of the put the right to receive from the Fund, at the strike price, a short position in such futures contract. This is so even though the strike price upon exercise of the option is greater than the value of the futures position received by such holder. As market interest rates decrease or stock prices increase, the market price of the underlying futures contract normally increases. When the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. If the value of the underlying futures position is not such that exercise of the option would be profitable to the option holder, the option will generally expire without being exercised. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future.

In order to avoid the exercise of an option sold by it, generally the Fund will cancel its obligation under the option by entering into a closing purchase transaction, unless it is determined to be in the Fund’s interest to deliver the underlying futures position. A closing purchase transaction consists of the purchase by the Fund of an option having the same term as the option sold by the Fund, and has the effect of canceling the Fund’s position as a seller. The premium which the Fund will pay in executing a closing purchase transaction may be higher than the premium received when the option was sold, depending in large part upon the relative price of the underlying futures position at the time of each transaction. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

Stock Index Options. The Fund may purchase or sell put or call options on stock indices listed on national securities exchanges or traded in the OTC market. A stock index fluctuates with changes in the market values of the stocks included in the index. Upon the exercise of the option, the holder of a call option has the right to receive, and the writer of a put option has the obligation to deliver, a cash payment equal to the difference between the closing price of the index and the exercise price of the option. The effectiveness of purchasing stock index options

B-11

will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock index selected. The value of an index option depends upon movements in the level of the index rather than the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the Adviser correctly predicting movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Writing Covered Call and Put Options on Securities. The Fund may write covered call and put options to generate income and thereby protect against price movements in the Fund’s portfolio securities. As the writer of a call option, the Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash or U.S. government securities in the amount of any additional consideration). As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

Risks. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities or foreign currency subject to the futures contracts may not correlate perfectly with the prices of the securities or currency in the Fund’s portfolio. This may cause the futures contract and any related options to react differently to market changes than the portfolio securities or foreign currency. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements or foreign currency exchange rate fluctuations. In these events, the Fund may lose money on the futures contract or option.

When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund’s custodian or the broker, to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

Lending of Portfolio Securities. In order to generate additional income, a Fund may lend portfolio securities. When a Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to a Fund. During the time portfolio securities are on loan, the borrower pays a Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Funds currently lend their portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust), as agent. The Funds and M&I Trust have received an order from the Securities and Exchange Commission (SEC) that permits M&I Trust to charge, and the Funds to pay, market-based compensation for M&I Trust’s services as securities lending agent.

Securities Lending Risks. When a Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. A Fund is also subject to the risks associated with the investments of cash collateral, usually fixed

B-12

income securities risk. Dividends received by the Funds on the loaned securities are not treated as “qualified dividends” for tax purposes.

Leverage Risks. Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.

CMOs are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.

In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.

This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility. CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes’ share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this

B-13

happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.

The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage-backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Prepayment Risks. Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. A Fund’s custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by a Fund might be delayed pending court action. The Funds believe that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Funds and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

Reverse repurchase agreement transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund sells a portfolio security to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument’s market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio security at a price equal to the original sale price plus interest. A Fund may use reverse repurchase agreements for liquidity and for avoiding a sale of portfolio instruments at a time when the sale may be deemed disadvantageous.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the trade date. These securities are marked to market daily and maintained until the transaction is settled.

B-14

Risks Related to Company Size. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Swap Transactions. In a standard swap transaction, two parties agree to exchange (swap) the returns (or differentials in rates of return) on particular securities, which may be adjusted for an interest factor. The returns to be swapped are generally calculated with respect to a return on a notional dollar amount invested at a particular interest rate, or in a basket of securities representing a particular index. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The International Stock Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Fund will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If the Fund enters into a swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund’s obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The Fund expects to enter into swap transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Fund may hedge against changes in the market value of a fixed rate security by entering into a swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the security in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund’s obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Fund may also enter into swaps to preserve or enhance a return or spread on a portfolio security. The Fund does not intend to use these transactions in a speculative manner.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Interest rate caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than other swaps. To the extent swaps, caps or floors are determined by the Adviser to be illiquid, they will be included in the Fund’s limitation on investments in illiquid securities. To the extent the Fund sells caps and floors, it will maintain in a segregated account liquid securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund’s obligations with respect to caps and floors.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged.

B-15

Swap transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to the Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose the Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities.

Temporary Investments. There may be times when market conditions warrant a defensive position (this rarely applies to the Money Market Funds). During these market conditions, the International Stock Fund may temporarily invest without limit in short-term debt obligations (money market instruments). These investments include commercial paper, bank instruments, U.S. government obligations, repurchase agreements, securities of other investment companies and foreign securities. The Fund’s temporary investments must be of comparable quality to its primary investments.

Treasury Securities are direct obligations of the federal government of the United States. Investors regard Treasury securities as having the lowest credit risk.

Warrants give a Fund the option to buy the issuer’s stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of a Fund are segregated on the Fund’s records on the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled.

Zero Coupon Securities. Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a “coupon payment”). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

FUNDAMENTAL INVESTMENT OBJECTIVES

•	Marshall International Stock Fund: to provide capital appreciation.

•	Marshall Money Market Fund: to provide current income consistent with stability of principal.

•	Marshall Government Money Market Fund: to provide current income with stability of principal.

The investment objectives of the Funds may not be changed by the Board without shareholder approval.

INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS

The following investment limitations are fundamental and cannot be changed for a Fund unless authorized by the “majority of the outstanding voting securities” of that Fund, as defined by the 1940 Act.

B-16

Selling Short and Buying on Margin

The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money

The Funds will not issue senior securities except that each Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its total assets (net assets in the case of the Money Market Funds) including the amounts borrowed; and except to the extent that a Fund is permitted to enter into futures contracts, options or forward contracts. Except for the International Stock Fund, a Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Except for the International Stock Fund, a Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, each Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: (1) margin deposits for the purchase and sale of futures contracts and related options; and (2) segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.

Lending Cash or Securities

The Funds will not lend any of their assets except portfolio securities. Except for the International Stock Fund, loans may not exceed one-third of the value of a Fund’s total assets. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund’s investment goal, policies, and limitations.

Investing in Commodities

The Funds will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the International Stock Fund may purchase and sell futures contracts and related options, and may also enter into forward contracts and related options.

Investing in Real Estate

The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

B-17

Concentration of Investments

A Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities (and domestic bank instruments for the Money Market Funds) shall not be considered investments in any one industry.

Underwriting

A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.

NON-FUNDAMENTAL LIMITATIONS

The following investment limitations are non-fundamental and, therefore, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid and Restricted Securities

The International Stock Fund will not invest more than 15% and the Money Market Funds will not invest more than 10% of the value of their net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, OTC options, guaranteed investment contracts, and certain restricted securities not determined by the Board to be liquid (including certain municipal leases).

Purchasing Securities to Exercise Control

The Funds will not purchase securities of a company for the purpose of exercising control or management.

Investing in Securities of Other Investment Companies

Each Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker’s commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Money Market Funds will limit their investments in other investment companies to those of money market funds having investment objectives and policies similar to their own.

Asset Coverage (Government Money Market Fund Only)

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund’s obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

Investing in Options

Except for bona fide hedging purposes, a Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.

A Fund will not purchase put options or write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.

B-18

A Fund will not write call options in excess of 25% of the value of its total assets.

Regulatory Compliance

The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the Prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the total assets of either of the Money Market Funds in the securities of any one issuer, although the Money Market Funds’ fundamental investment limitation only requires such 5% diversification with respect to 75% of the Funds’ assets. The Money Market Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

OTHER INVESTMENT POLICIES

Pursuant to Rule 35d-1 under the 1940 Act, the International Stock Fund has adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in the types of securities and investments suggested by its name. The Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.

DETERMINING MARKET VALUE OF SECURITIES

USE OF THE AMORTIZED COST METHOD (MONEY MARKET FUNDS ONLY)

The Board has decided that the best method for determining the value of portfolio instruments for the Money Market Funds is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Money Market Funds’ use of the amortized cost method of valuing portfolio instruments depends on their compliance with the provisions of Rule 2a-7 promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Funds’ investment goals.

Under the Rule, the Money Market Funds are permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles a Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days’ notice or (2) at specified intervals not exceeding 397 days on no more than 30 days’ notice. A standby commitment entitles a Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

The Money Market Funds acquire instruments subject to demand features and standby commitments to enhance the instruments’ liquidity. The Funds treat demand features and standby commitments as part of the underlying instruments, because the Funds do not acquire them for speculative purposes and cannot

B-19

transfer them separately from the underlying instruments. Therefore, although the Funds define demand features and standby commitments as puts, the Funds do not consider them to be corporate investments for purposes of their investment policies.

Monitoring Procedures. The Board’s procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

Investment Restrictions. The Rule requires that the Money Market Funds limit their investments to instruments that, in the opinion of the Board, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Board must determine that they are of comparable quality. The Rule also requires the Funds to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable NAV of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Funds.

Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Money Market Funds will invest their available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Funds will meet these same criteria and will have investment policies consistent with the Rule.

Under the amortized cost method of valuation, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Money Market Funds, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Funds computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

MARKET VALUES (INTERNATIONAL STOCK FUND ONLY)

Market values of portfolio securities are determined as follows:

•	for equity securities, at the last sale price in the market in which they are primarily traded (either a national securities exchange or the OTC market), if available;

•	in the absence of recorded sales for equity securities, at the mean between the last closing bid and asked prices;

•	for bonds and other fixed income securities, at the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost;

•	for short-term obligations, at the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

•	in the absence of a market quote for fixed income securities that have been fully paid down, par value will be used to price the security;

•	for all other securities, at fair value as determined in good faith by the Board.

B-20

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Any securities or other assets for which market valuations are not readily available or are deemed to be inaccurate are valued at fair value as determined in good faith and in accordance with procedures approved by the Board. The Board has established and appointed a Pricing Committee, which is responsible for determinations of fair value. See “Committees of the Board.” In determining fair value, the Pricing Committee must take into account all information available and any factors it deems appropriate.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the International Stock Fund values foreign securities at the latest closing price on the principal exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If it is determined, based upon certain triggers, that the closing price of a foreign security held by the Fund is unreliable, such security will be priced using factors provided by an independent pricing service approved by the Board (Factors). If an appropriate Factor is not available for pricing of the security, the security will be priced at the latest closing price on the principal exchange on which it is traded.

WHAT DO SHARES COST?

Except under certain circumstances described in the Prospectus, shares are sold at a public offering price (i.e., their NAV) on days the NYSE is open for business. The procedure for purchasing shares is explained in the Prospectus under “How to Buy Shares” and “What Do Shares Cost?”

HOW ARE THE FUND SHARES SOLD?

On September 1, 2004, Grand Distribution Services, LLC, located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 (the Distributor), became the principal distributor of the Funds’ shares. Under a Distribution Agreement with the Funds and M&I Trust, the Distributor offers the Fund’s shares on a continuous, best-efforts basis.

Edgewood Services, Inc. (Edgewood) served as the Funds’ principal distributor through the end of the fiscal year ended August 31, 2004.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust (but not out of Fund assets) with respect to the Money Market Funds. Investment professional may be paid fees out of the assets of the Distributor or Adviser (but not out of Fund assets) in case of the International Stock Fund. The Distributor and/or M&I Trust may be reimbursed by the Adviser or its affiliates.

B-21

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, authorized dealers may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the authorized dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the authorized dealer or financial institution.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES

You may contact the Funds to request a purchase of shares in an exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

Although the Funds intend to pay share redemptions in cash, the Funds reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s net assets represented by such share class during any 90-day period.

Any share redemption payment greater than this amount will be in cash unless the Board determines that payment should be in kind. In such a case, a Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.

In addition, the Funds have adopted procedures, consistent with SEC guidelines, to permit redemption in kind to an affiliate.

ACCOUNT AND SHARE INFORMATION

VOTING AND DISTRIBUTION RIGHTS

Shareholders of each Fund are entitled: (i) to one vote per full share of common stock; (ii) to distributions declared by the Board; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of a Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote and is entitled to participate equally in dividends and capital gains distributions by the Fund. All shares of each Fund or class in the Corporation have equal voting rights, except that only shares of a particular Fund or class are entitled to vote on matters affecting that Fund or class. Consequently, the holders of more than 50% of the Corporation’s shares of common stock voting for the election of Directors can elect the entire Board, and, in such event, the holders of the Corporation’s remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board.

The WBCL permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the

B-22

1940 Act. The Corporation’s By-laws provide that each Director shall hold office for a period of five years or until his or her successor is duly elected at the next annual meeting of shareholders. Consequently, the Corporation holds annual meetings of shareholders to elect Directors every five years, unless more frequent meetings are required by the 1940 Act, the Corporation’s Articles of Incorporation or By-laws. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Board upon written request of shareholders owning at least 10% of the Corporation’s outstanding voting shares.

The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in the WBCL Section 180.0622(2)(b). Under Section 180.0622(2)(b) of the WBCL, holders of common stock are liable up to the amount equal to the par value of the common stock owned by holders of common stock for all debts owing to the Corporation’s employees for services performed for the Corporation, but not exceeding six months’ service in any one case. Certain Wisconsin courts have interpreted “par value” to mean the full amount paid upon the purchase of shares of common stock. Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Unless otherwise noted below, as of November 30, 2004, the following shareholders owned of record or are known by the Corporation to own of record or beneficially more than 5% of a Fund’s outstanding Institutional Class of Shares:

[To be Updated]

International Stock Fund - MITRA & Co., Marshall & Ilsley Trust Operations, Milwaukee, WI, owned 8,707,202 shares (76.12%); US Bank, FBO GMF - M&I Equity Fund, owned approximately 647,566 shares (5.66%); Meritcare Hospital, Plant Fund Investment, Fargo, ND, owned approximately 496,349 shares (4.34%); Union Bank Trust Nominee, FBO Highmark Omnibus Reinvest, San Diego, CA, owned approximately 374,248 shares (3.27%); Lutheran Social Service Defined Benefit Pension Plan, Lutheran Social Services of Minnesota, Saint Paul, MN, owned approximately 307,390 shares (2.69%); LA Cross and Company, Nominee for North Central Trust Co., La Crosse, WI, owned approximately 231,138 shares (2.02%); US Bank National Association Custodian, Jones Harrision Foundation Agency, Milwaukee, WI, owned approximately 186,051 shares (1.63%); and Union Bank Trust Nominee, FBO Highmark Omnibus Cash, San Diego, CA, owned approximately 160,209 shares (1.40%).

Money Market Fund – MARIL and Co., Milwaukee, WI, owned approximately 570,963,151 shares (49.62%); Louisana Teachers Retirement System, Princeton, NJ, owned approximately 200,000,000 shares (17.38%); Banta Corp., Menasha, WI, owned approximately 60,563,226 shares (5.26%); and Wabanc & Co., Milwaukee, WI, owned approximately 57,886,107 shares (5.03%).

Government Money Market Fund – [                                                                 ]

Any person that beneficially owns more than 25% of the outstanding shares of a Fund or a class may be considered a “controlling person” of such Fund or class. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

As of November 30, 2004, the officers and Directors of the Corporation, as a group, owned [less than 1%] of each Fund’s outstanding shares.

B-23

WHAT ARE THE TAX CONSEQUENCES?

This section is not intended to be a full discussion of income tax laws. Please consult your own tax advisor regarding federal, state or local tax considerations.

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation’s other portfolios will be separate from those realized by each Fund.

To the extent a Fund is unable to use its losses, it may be entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize and to which the shareholder would be subject in the future.

The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the International Stock Fund if the Fund was a regular corporation, and to the extent designated by the Fund as so qualifying. No portion of any income dividends paid by the other Funds is eligible for the dividends received deduction available to corporations.

Distributions from the Funds’ investment company taxable income (which includes dividends, interest, net short-term capital gains and net gains from foreign currency transactions), if any, generally are taxable to you as ordinary income whether reinvested or received in cash, unless such dividends are qualified dividend income eligible for the reduced rate of tax on long-term capital gains. Currently, the maximum tax rate on ordinary income is 35%, while the maximum tax rate on long-term capital gains is 15%.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Corporation intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of a Fund’s assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may

B-24

limit a shareholder’s ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns. The Corporation expects that only the International Stock Fund will qualify for these Code provisions.

STATE AND LOCAL TAXES

Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.

CAPITAL GAINS

Capital gains, when realized by the Funds, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When a Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

WHO MANAGES THE FUNDS?

BOARD OF DIRECTORS

The Board is responsible for managing the Corporation’s business affairs and for exercising all the Corporation’s powers, except those reserved for the shareholders. Directors of the Corporation, together with information regarding their age, address, business experience during the past five years, and other information are shown in the following table. Pursuant to the Corporation’s By-Laws, a Director holds office for a period of five years or until his or her successor is duly elected at the next annual meeting of shareholders. Each Director with an asterisk (*) is deemed to be an “interested person,” as defined in the 1940 Act. Current Directors who are not considered to be “interested persons” of the Funds are referred to in this SAI as “independent directors.” The Corporation, which currently consists of thirteen separate portfolios or funds, is the only investment company in the Fund Complex.

B-25

INTERESTED DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John M. Blaser* Age: 47 1000 North Water Street Milwaukee, WI 53202	Director and President	2004-2009; since May 1999	Vice President of the Adviser and Marshall & Ilsley Trust Company (“M&I Trust”) since 1998.	13	None

Kenneth C. Krei* Age: 54 770 North Water Street Milwaukee, WI 53202	Director	2004-2009; since July 2004	Director and Chief Executive Officer of the Adviser since July 2003; Director, President and Chief ExecutiveOfficer of M&I Trust since July 2003; Senior Vice President of Marshall & Ilsley Corporation (a bank holding company) since July 2003; Director of M&I Brokerage Services, Inc. and M&I Insurance Services, Inc.; Executive Vice President, Investment Advisors at Fifth Third Bancorp from 2001 to 2003; Executive Vice President, Investment and Insurance Services at Old Kent Financial Corporation from 1998 to 2001.	13	None

*	Mr. Blaser is an “interested person” of the Corporation (as defined in the 1940 Act) due to the positions that he holds with the Corporation, the Adviser and M&I Trust. Mr. Krei is an “interested person” of the Corporation due to the positions that he holds with the Adviser, M&I Trust and Marshall & Ilsley Corporation.

B-26

INDEPENDENT DIRECTORS

Name, Age and Address	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Benjamin M. Cutler Age: 61 6600 E. Bluebird Lane Paradise Valley, AZ 85253	Independent Director	2004-2009; since July 2004	Chairman, Assurant Health (a health insurer), and Executive Vice President, Assurant, Inc. (an insurance company) since 2002; President and CEO, Fortis Health (a health insurer) from 1996 to 2003.	13	None

John DeVincentis Age: 70 13821 12th Street Racine, WI 53406	Independent Director	2004-2009; since October 1993	Independent financial consultant; retired, formerly Senior Vice President of Finance, In-Sink-Erator Division of Emerson Electric Corp. (an electrical products manufacturer) from 1972 to 1993.	13	None

John A. Lubs Age: 57 1251 First Avenue Chippewa Falls, WI 54729	Independent Director	2004-2009; since July 2004	Vice Chairman, Mason Companies, Inc. (a footwear distributor) since October 2004; President and Chief Operating Officer, Mason Companies, Inc., from 1990 to 2004.	13	None

James Mitchell Age: 56 2808 Range Line Circle Mequon, WI 53092	Independent Director	2004-2009; since March 1999	Chief Executive Officer, NOG, Inc. (a metal processing and consulting company) since 1999; Chairman, Ayrshire Precision Engineering (a precision machining company) since 1992; Group Vice President of Citation Corporation (a general manufacturing company) from 1996 to 1999; Chief Executive Officer of Interstate Forging Industries (a forging company) from 1984 to 1999.	13	None

Barbara J. Pope Age: 56 115 South La Salle St., Suite 2285 Chicago, IL 60603	Independent Director	2004-2009; since March 1999	President of Barbara J. Pope, P.C. (a financial consulting firm) since 1992; President of Sedgwick Street Fund LLC (a private investment partnership) since 1996.	13	None

OFFICERS

The officers of the Corporation are elected annually by the Board and hold the same position with all of the Funds of the Corporation. Each officer holds office for one year and until the election and qualification of his or her successor. The address of each officer is 1000 North Water Street, Milwaukee, Wisconsin 53202. Officers of the Corporation, together with information as to their principal business occupation during the past five years and certain other information, are shown in the following table.

B-27

PRINCIPAL OFFICERS

Name and Age	Position(s) Held with the Corporation	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John D. Boritzke Age: 47	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1993.

Joseph P. Bree Age: 31	Treasurer	Re-elected by the Board annually; since September 2002	Assistant Vice President and Senior Financial Analyst of the Adviser since February 2001; associate with Barclays Global Investors (a financial service firm) from March 2000 to February 2001; associate with Strong Capital Management, Inc. (an investment adviser) from May 1996 to March 2000.

William A. Frazier Age: 48	Vice President	Re-elected by the Board annually; since October 2001	Vice President of the Adviser and M&I Trust since 1985.

Daniel L. Kaminski Age: 47	Secretary	Re-elected by the Board annually; since April 2004	Vice President and Chief Financial Officer of the Adviser and M&I Trust since November 2003; Secretary of the Adviser and M&I Trust since February 2004; Vice President, Project Management, M&I Support Services Corp. (operations subsidiary of bank holding company) from January 2002 to December 2003; Vice President, Corporate Finance, Marshall & Ilsley Corporation (a bank holding company) from January 1991 to December 2001.

Cheryl A. Johnson Age: 50	Chief Compliance Officer	Re-elected by the Board annually; since October 2004	Vice President of the Adviser and M&I Trust since September 2004; Lead Consultant, Law Department, Northwestern Mutual Life Insurance Company (NML) from June 2003 to 2004; Senior Attorney, Law Department, NML from August 2001 to May 2003; Associate Attorney with Quarles & Brady LLP (a law firm) from 1993 to 2001.

COMMITTEES OF THE BOARD

The standing committees of the Board are the Audit Committee and the Nominating Committee. These committees are comprised solely of independent directors.

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Audit	John DeVincentis (Chair) Benjamin M. Cutler(1) John A. Lubs(1) James Mitchell Barbara J. Pope	The Board has adopted a written charter of the Audit Committee pursuant to which the Audit Committee retains the independent auditors to audit the financial statements of each Fund; meets with the independent auditors periodically to review the results of the audits and reports their results to the full Board; evaluates the independence of the auditors; and preapproves, or establishes preapproval policies and procedures concerning, all audit and non-audit services provided to the Funds.	Two

Nominating	John DeVincentis Benjamin M. Cutler(1) John A. Lubs(1) James Mitchell Barbara J. Pope	The Nominating Committee identifies, evaluates, selects and nominates, or recommends for nomination, candidates for the Board. It also may set standards or qualifications for directors.	Three

(1)	Duane E. Dingmann, who retired as a Director of the Corporation effective July 27, 2004, was a member of the Audit Committee during most of the fiscal year ended August 31, 2004. Mr. Cutler and Mr. Lubs became members of the Audit and Nominating Committees effective October 25, 2004.

B-28

The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the Corporation’s Secretary.

The Board has also established a Pricing Committee, which is not a committee of the Board. The Pricing Committee is responsible for monitoring the valuation of Fund securities and other investments; and, as required, determining the fair value of securities for which market quotations are not readily available, after consideration of all relevant factors, which determinations are subsequently reported to the full Board. The Pricing Committee meets as necessary and is comprised of members of the Adviser and UMB Fund Services, Inc. (UMBFS), the Funds’ sub-administrator.

COMPENSATION OF DIRECTORS

The following table shows the fees paid to the independent directors by the Corporation for the fiscal year ended August 31, 2004. The Corporation does not pay any fees to its interested directors or officers. Neither the Corporation nor the Funds maintain any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as Corporation or Fund expenses.

Name	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued as Part of Each Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex Paid to Directors(1)
Benjamin M. Cutler(2)	*	$0	$0	$0
John DeVincentis	*	$0	$0	$24,000
Duane E. Dingmann(3)	*	$0	$0	$24,000
John A. Lubs(2)	*	$0	$0	$0
James Mitchell	*	$0	$0	$24,000
Barbara J. Pope	*	$0	$0	$24,000

*	The total annual fees paid to the independent directors are allocated to each of the funds in the Fund Complex, including the Funds, according to such fund’s asset size.

(1)	The Marshall Funds consist of one open-end registered investment company consisting of 13 portfolios, 12 of which were in operation during fiscal 2004.

(2)	Mr. Cutler and Mr. Lubs were elected to the Board on July 27, 2004 and accordingly did not receive any compensation with respect to fiscal 2004.

(3)	Mr. Dingmann retired from the Board on July 27, 2004.

B-29

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE MARSHALL FUNDS FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2003

[To be Updated]

Name of Director*	Fund Name	Dollar Range of Shares Owned in Fund(1)	Aggregate Dollar Range of Shares Owned in Marshall Funds Family of Investment Companies
John M. Blaser	Equity Income Mid-Cap G&I Mid-Cap Value Small-Cap Growth International Stock Intermediate Bond	$50,001-$100,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 $50,001-$100,000 $10,001-$50,000	over $100,000
David W. Schulz(2)	Large-Cap G&I Mid-Cap Growth	over $100,000 $50,001-$100,000	over $100,000
John DeVincentis	Mid-Cap Growth Mid-Cap Value Small-Cap Growth Money Market	$1-$10,000 $10,001-$50,000 $10,001-$50,000 over$100,000	over $100,000
Duane E. Dingmann(3)	Equity Income Large-Cap G&I Mid-Cap Value Mid-Cap Growth	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000	$10,001-$50,000
James Mitchell	Mid-Cap Value Mid-Cap Growth International Stock Short-Term Income Money Market	over $100,000 $10,001-$50,000 over $100,000 over $100,000 over $100,000	over $100,000
Barbara J. Pope	Large-Cap G&I Mid-Cap Value Mid-Cap Growth Small-Cap Growth Money Market	$1-$10,000 $10,001-$50,000 $1-$10,000 $1-$10,000 $50,001-$100,000	$50,001-$100,000
*	The share ownership information is not provided for Mr. Krei, Mr. Cutler and Mr. Lubs because they were not members of the Board as of December 31, 2003.

(1) Dollar range of shares owned in any Fund that is not identified in this table is “None.”

(2) Effective as of June 24, 2004, Mr. Schultz resigned as a Director of the Corporation.

(3) Effective as of July 27, 2004, Mr. Dingmann retired as a Director of the Corporation.

ADVISER TO THE FUNDS

The Funds’ investment adviser is M&I Investment Management Corp., a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser conducts investment research and makes investment decisions for the Funds. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations,

B-30

and is registered as an investment adviser with the SEC. The Adviser is a wholly-owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin. The Adviser shall not be liable to the Corporation, the Funds, or any shareholder of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser’s affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have from time to time with an issuer.

As compensation for its advisory services under the investment advisory agreement with the Corporation, each of the Funds pays the Adviser, on a monthly basis, an annual management fee based on the percentage of the average daily net asset value of the Fund (ADNA) as follows:

Fund	Annual Fee as % of ADNA
International Stock Fund	1.00
Money Market Fund	0.15
Government Money Market Fund	0.20

From time to time, the Adviser may voluntarily waive all or a portion of its management fee for a Fund.

For the fiscal periods ended August 31, 2004, 2003 and 2002, the Adviser was paid the following fees:

Fund	Advisory Fee Paid/ Advisory Fee Waived(1)
For the fiscal year ended August 31
	2004	2003	2002
International Stock Fund	$_______/$_____	$2,880,327/$70,000	$3,323,055/$70,000
Money Market Fund	$_______/$_____	$4,801,790/$960,358	$4,597,139/$1,098,213
Government Money Market Fund(2)	$_______/$_____	N/A	N/A

(1)	The total annual management fee paid by a Fund to the Adviser is allocated to each class of shares of such Fund according to the assets attributable to such class.

(2)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

SUB-ADVISER TO INTERNATIONAL STOCK FUND

BPI Global Asset Management LLP, headquartered in Orlando, Florida (BPI), is the sub-adviser to the International Stock Fund. It is the Adviser’s responsibility to select a sub-adviser for the International Stock Fund that has distinguished itself in its area of expertise in asset management and to review the sub-adviser’s performance. The Adviser provides investment management evaluation services by performing initial due diligence on BPI and thereafter by monitoring BPI’s performance through quantitative and qualitative analysis, as well as periodic in-person, telephonic and written consultations with BPI. In evaluating BPI, the Adviser considers, among other factors, BPI’s level of expertise; relative performance and consistency of performance over a minimum period of time; level of adherence to investment discipline or philosophy; personnel, facilities and financial strength; and quality of service and client communications. The Adviser has the responsibility for communicating performance expectations and evaluations to BPI and ultimately recommending to the Corporation’s

B-31

Board whether BPI’s contract should be renewed, modified or terminated. The Adviser provides written reports to the Board regarding the results of its evaluation and monitoring functions. The Adviser is also responsible for conducting all operations of the International Stock Fund, except those operations contracted to BPI, the custodian, the transfer agent and the administrator. Although BPI’s activities are subject to oversight by the Board and officers of the Corporation, neither the Board, the officers, nor the Adviser evaluates the investment merits of BPI’s individual security selections. BPI has complete discretion to purchase, manage and sell portfolio securities for the International Stock Fund, subject to the International Stock Fund’s investment goal, policies and limitations. For its services under the subadvisory contract, BPI receives a fee at the annual rate of 0.40% of the International Stock Fund’s average daily net assets. BPI is paid by the Adviser and not by the International Stock Fund, and BPI will furnish to the Adviser such investment advice, statistical and other factual information as requested by the Adviser. BPI provides portfolio management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals, and other institutions located principally in Canada and the United States, and is an investment adviser registered with the SEC. BPI is a Delaware limited liability partnership between CI Global Holdings USA, Inc. (CI Holdings USA) as a 51% partner, and JBS Advisors, Inc. (JBS) as a 49% partner. CI Holdings USA is a wholly-owned subsidiary of CI Global Holdings, Inc., which is a wholly-owned subsidiary of CI Mutual Funds, Inc. CI Mutual Funds, Inc. is a wholly-owned subsidiary of CI Fund Management, Inc., a publicly-traded company located in Toronto, Ontario, Canada. JBS is owned by BPI’s portfolio managers and its President.

For the fiscal years ended August 31, 2004, 2003 and 2002 the Adviser paid BPI $                        , $1,152,141 and $1,329,122, respectively.

BOARD REVIEW OF ADVISORY AND SUBADVISORY CONTRACTS

As required by the 1940 Act, the Corporation’s Board has reviewed the investment advisory contract and sub-advisory contract on behalf of the Funds. The Board’s decision to approve these contracts reflects the exercise of its business judgment on whether to approve a new contract or continue the existing arrangements, as applicable. The Board bases its ultimate decisions to approve advisory and sub-advisory contracts on the totality of the circumstances and factors the Board deems relevant, and with a view to past and future long-term considerations. During its review of these contracts, the Board considered many factors, among the most material of which are the following: the investment objectives and long term performance of the Funds, where applicable; the management philosophy, personnel, and processes used by the Adviser and the Sub-Adviser; the preferences and expectations of the Funds’ shareholders and their relative sophistication, where applicable; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided or expected to be provided to the Funds and their shareholders by the Adviser’s affiliates in addition to investment advisory services.

In assessing the Adviser’s and Sub-Adviser’s performance of their obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board was mindful of the potential disruptions of the operations of the Funds and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the advisory contract. In particular, the Board recognizes that the determination by M&I Trust of the appropriateness of the Funds for the investment of fiduciary assets as well as the decisions by the Funds’ retail and institutional shareholders to invest in the Funds are based on the strength of the Adviser’s industry standing and reputation and on the expectation that the Adviser will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received or to be received by the Adviser. This includes fees received or to be received for services provided to the Funds by other entities in the M&I organization and research services received or to be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have

B-32

interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant in determining the Adviser’s compensation: the nature and quality of the services provided by the Adviser, including the performance of the Funds; the profitability to the Adviser of providing the services; the extent to which the Adviser may realize “economies of scale” as the Funds grow larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser’s service and fee. The Board is aware of these factors and takes them into account in its review and approval of the Funds’ advisory and sub-advisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Corporation and working with the Adviser and M&I Trust on matters relating to the Funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Adviser and its affiliates. The Adviser provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the meetings at which the Board’s formal review of the advisory and sub-advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board’s evaluation of an advisory and sub-advisory contract is informed by reports covering such matters as the investment philosophy, personnel, and processes utilized by the Adviser and Sub-Adviser; the short- and long-term performance of the Funds (in absolute terms as well as in relationship to its particular investment program and certain competitor or “peer group” funds), and comments on the reasons for performance; the Funds’ expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the Funds by the Adviser and its affiliates; compliance and audit reports concerning the Funds and the Adviser and the service providers that service the Funds; and relevant developments in the mutual fund industry and how the Funds and/or its service providers are responding to them.

The Board also receives financial information about the Adviser and its affiliates, including reports on the compensation and benefits the Adviser and its affiliates derive form their relationships with the Corporation. These reports cover not only the fees under the advisory contracts, but also fees received by the Adviser’s affiliate, M&I Trust, for providing other services to the Funds under separate contracts (e.g., for serving as the Funds’ administrator, custodian and shareholder services agent). The reports also discuss any indirect benefit the Adviser may derive from its receipt of research services from brokers who execute fund trades.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated the authority to vote proxies on the securities held in the Funds’ portfolios to the Adviser. The Board has also approved the Adviser’s policies and procedures for voting the proxies, which are described below. Due to the Funds’ proposed investments in fixed income securities, the Adviser does not anticipate voting proxies on behalf of the Money Market Funds.

Proxy Voting Policies

The Adviser’s general policy is to cast proxy votes in a manner that, in the best judgment of the Adviser, is in the best economic interests of the Adviser’s clients with respect to the potential economic return on the clients’ investments. Generally, this will mean voting for proposals that the Adviser believes will improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

B-33

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On routine matters, generally the Adviser will vote for proposals to approve independent auditors; election of directors in uncontested elections; increases in authorized common shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action; share repurchase programs that institute or renew open market share repurchase programs in which all shareholders may participate on equal terms.

On matters of corporate governance, generally the Adviser will vote for proposals to permit a simple majority of shareholders to approve acquisitions of a controlling interest of issuers; eliminate classified or staggered boards of directors; eliminate cumulative voting and preemptive rights; and proposals to opt-out of state takeover statutes. The Adviser will generally vote against the adoption of super-majority voting provisions that require greater than a two-thirds shareholder approval to change the corporate charter or bylaws or to approve mergers and acquisitions; fair price amendments that are linked to a super-majority provision and do not permit a takeover unless an arbitrary fair price is offered to all shareholders; proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations; and proposals that do not allow replacement of existing members of the board of directors.

On matters relating to management compensation, generally the Adviser will vote for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution and other compensation plans that are consistent with standard business practices; and against proposals that would permit, for example, the repricing of outstanding options without substantial justification.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election, even if such a vote may be contrary to its general practice for similar proposals made outside the context of such a proposed transaction or change in the board.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.

Proxy Voting Procedures

The Adviser has appointed a Proxy Officer who has the authority to direct the vote on proposals that require case-by-case determinations or where there has been a recommendation not to vote in accordance with a predetermined policy. The Proxy Officer reports to the Trust Investment Committee of M&I Trust.

In the event that a portfolio manager of the Adviser concludes that the interests of a Fund require that a proxy be voted on a proposal in a manner that differs from the proxy voting guidelines, the manager may request that the Proxy Officer consider voting on the proposal other than according to the guidelines, provided that the request is accompanied by a written explanation of the reasons for the request and a description of any relationship with the party proposing the matter to the shareholders. Upon such a

B-34

request, the Proxy Officer may vary from the voting guidelines if the Proxy Officer determines that voting on the proposal according to the guidelines would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interests of the client. In determining the vote on any proposal pursuant to such a request, the Proxy Officer shall not consider any benefit other than the best interests of the client.

The Adviser’s proxy voting procedures permit the Trust Investment Committee to develop and revise further procedures to assist the Adviser in the voting of proxies, which may include the use of a third party vendor for purposes of recommendations on particular shareholder votes being solicited or for the voting of proxies, or to override the directions provided in such guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require case-by-case determinations, or in instances where special circumstances may require varying from the predetermined policy, the Proxy Officer will determine the vote in the best interests of the Adviser’s clients, without consideration of any benefit to the Adviser, its affiliates, its employees, its other clients, customers, service providers or any other party.

Proxy Voting Record

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request, by calling toll free, 1-800-236-FUND (3863), or by accessing the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds do not provide or permit others to provide information about the Funds’ portfolio holdings to any third party on a selective basis, except as permitted by the Corporation’s policy regarding disclosure of portfolio holdings (Disclosure Policy). Pursuant to the Disclosure Policy, the Corporation may disclose information about the Funds’ portfolio holdings only in the following circumstances:

•	As required by SEC regulations, the Corporation will disclose the portfolio holdings of each Fund as of the end of the first and third fiscal quarters by filing Form N-Q with the SEC and as of the end of the second and fourth fiscal quarters by filing Form N-CSR with the SEC;

•	The Adviser may disclose Fund portfolio holdings in regulatory filings and in cases where the legitimate business purposes of the Funds are served by such disclosure, such as disclosures to service providers in connection with the fulfillment of their duties to the Funds and Corporation;

•	The Funds’ portfolio holdings as of each month end are disclosed to certain approved institutional data bases, generally within five days of month end;

•	Disclosure of portfolio holdings as of a particular month end (other than fiscal- or calendar-quarter end) may be made in response to inquiries from consultants or prospective clients; and

•	Portfolio holdings of the Funds as of a particular month end may be provided to portfolio managers of M&I Trust in connection with presentations to M&I Trust’s existing clients.

The Corporation is prohibited from entering into any other arrangements to disclose information regarding the Funds’ portfolio securities without prior approval of the Board. No compensation or other consideration may be received by the Funds, the Adviser or M&I Trust in connection with the disclosure of portfolio holdings in accordance with this policy.

B-35

The Board will review any disclosures of Fund portfolio holdings outside of the permitted disclosures described above on a quarterly basis to ensure that disclosure of information about portfolio holdings is in the best interest of Fund shareholders and to address any conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

BROKERAGE TRANSACTIONS

As used in this section, the term Adviser means Adviser or Sub-Adviser, as applicable.

The Adviser is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds’ securities business, the negotiation of the charges to be paid on such transactions, and the allocation of portfolio brokerage and principal business. Trades may be done with brokers, dealers and, on occasion, issuers. Remuneration for trades may include commissions, commission-equivalent charges, dealer spreads, mark-ups and mark-downs.

In executing transactions on behalf of the Funds, the Adviser has no obligation to deal with any particular broker or dealer. Rather, the Adviser seeks to obtain the best qualitative execution. The best net price is an important factor, but the Adviser also considers the full range and quality of a broker’s services, as described below. Recognizing the value of the range of services, the Funds may not pay the lowest commission or spread available on any particular transaction.

Section 28(e) of the Securities Exchange Act of 1934, as amended (Section 28(e)), permits an investment advisor, under certain circumstances, to cause an account to pay a broker who supplies brokerage and research services a commission or commission-equivalent charge for effecting a transaction in excess of the amount of commission another broker would have charged for effecting the transaction. Brokerage and research services include:

•	furnishing advice as to the value of securities, the advisability of investing, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities;

•	furnishing analyses and reports concerning issuers, industries, sectors, securities, economic factors and trends, portfolio strategy and the performance of accounts; and

•	effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody).

In selecting brokers, the Adviser considers quality of investment research and brokerage services; communication of such information; trade execution pricing, capability and efficiency; and the appropriateness of the commission rate. Investment research services utilized by the Adviser include wire services, economic forecasts, industry analysis, individual company or issuer analysis and opinion, and investment strategy. In ensuring that the commission to be paid is fair compensation for the nature of the trade and the quality of the execution provided by the broker/dealer, the Adviser consider the commission rates paid by investment institutions of similar size. While the Adviser negotiate similar commission rates with all brokers and dealers, if the Adviser believes favorable prices and efficient execution is available from more than one broker or dealer, the Adviser may give consideration to placing trades with those brokers or dealers who furnish investment research and other brokerage services. The Adviser believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds.

The Adviser places portfolio transactions for other advisory accounts in addition to the Funds. Research services furnished by firms through which the Funds effect their securities transactions may be used by the Adviser in servicing all of their accounts; that is, not all of such services may be used by the Adviser in connection with the Funds. The Adviser believes it is not possible to measure separately the benefits from research services received by each of the accounts (including the Funds) managed by them. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker (if any) paid by each account for brokerage and research services

B-36

will vary. The Adviser believes any such costs to the Funds, however, will not be disproportionate to the benefits received by the Funds on a continuing basis and, to the extent that receipt of these services may supplant services for which the Adviser might otherwise have paid, it would tend to reduce their expenses. However, because the receipt of investment research and brokerage services received by the Adviser is of indeterminable value, the Adviser does not reduce its management fees by an amount that may be attributable to the value of such services. During the fiscal year ended August 31, 2004, aggregate total commissions with brokers to whom transactions were directed based on brokerage and research services provided were $                     on transactions with an aggregate principal value of $                    .

The Adviser generally seek to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and other advisory accounts. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to a Fund. There can be no assurance that a particular purchase or sale opportunity will be allocated to a Fund. In making allocations between the Funds and between a Fund and other advisory accounts, certain factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, and the size of investment commitments generally held.

For the fiscal years ended August 31, 2004, 2003 and 2002, the Funds paid the following brokerage commissions:

Fund	Brokerage Commissions Paid(1)
	For the fiscal year ended August 31
	2004		2003	2002
International Stock Fund	$	_______	$1,791,964	$1,210,489
Money Market Fund	$	_______	N/A	N/A
Government Money Market Fund(2)	$	_______	N/A	N/A

N/A - Not applicable

(1)	The total amount of brokerage commissions paid by a Fund is allocated to each class of shares of such Fund according to the assets attributable to such class.

(2)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by the SEC’s rules, the Funds, the Adviser, BPI and the Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Directors and certain other employees (Access Persons). Although the codes permit Access Persons to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

B-37

ADMINISTRATOR

M&I Trust is the administrator of the Funds. As administrator, M&I Trust is entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the Fund’s ADNA with respect to the International Stock Fund and a maximum annual percentage of the aggregate ADNA of all money market funds of the Corporation with respect to the Money Market Funds as follows:

Maximum Fee	Funds’ ADNA
0.100%	on the first $250 million
0.095%	on the next $250 million
0.080%	on the next $250 million
0.060%	on the next $250 million
0.040%	on the next $500 million
0.020%	on assets in excess of $1.5 billion

The aggregate fees paid by the money market funds of the Corporation are allocated to each fund based on its assets.

For the fiscal periods ended August 31, 2004, 2003 and 2002, the administrator was paid the following fees:

Fund	Administrative Fee Paid(1)
	For the fiscal year ended August 31
	2004		2003	2002
International Stock Fund	$	_______	$286,128	$328,190
Money Market Fund	$	_______	$1,377,739	$1,350,452
Government Money Market Fund(2)	$	_______	N/A	N/A

N/A - Not applicable

(1)	The total annual administrative fee paid by a Fund to the administrator is allocated to each class of shares of such Fund according to the assets attributable to such class.

(2)	The fees paid by the Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

The administrator may choose voluntarily to reimburse a portion of its fee at any time.

The functions performed by the administrator include, but are not limited to the following:

•	preparation, filing and maintenance of the Corporation’s governing documents, minutes of Board meetings and shareholder meetings;

•	preparation and filing with the SEC and state regulatory authorities, the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

•	preparation, negotiation and administration of contracts on behalf of a Fund;

•	supervision of the preparation of financial reports;

•	preparation and filing of federal and state tax returns;

•	assistance with the design, development and operation of a Fund; and

•	providing advice to the Funds and the Board.

SUB-ADMINISTRATOR

On September 1, 2004, UMBFS became the Funds’ sub-administrator pursuant to the Sub-Administration Agreement with the administrator. Under the Sub-Administration Agreement, the functions performed by UMBFS include and relate to, but are not limited to, the following:

•	review and filing with the SEC and state regulatory authorities of the Corporation’s registration statement and all amendments, and any other documents required for the Funds to make a continuous offering of their shares;

B-38

•	drafting and reviewing of the Funds’ annual and semi-annual reports;

•	various services relating to the shareholder and Board meetings, such as preparing and obtaining executed authorized signatures, attendance at Board meetings and drafting of proxy materials;

•	obtaining CUSIPS, NASDAQ symbols, and IRS tax identification numbers;

•	coordination and facilitation of external audits by the Corporation’s independent auditors and regulatory examinations of the Corporation;

•	follow-up on any issues surrounding reporting of performance for the Funds; and

•	preparation of the Corporation’s tax returns.

For its services, UMBFS receives from the administrator with respect to the International Stock Fund, in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, the asset based fees pursuant to the following schedule:

Average Net Assets	Basis Points
Up to $200 million	3.00 basis points
Next $200 million	2.50 basis points
Next $200 million	2.00 basis points
Next $200 million	1.75 basis points
Next $200 million	1.50 basis points
Next $200 million	1.25 basis points
Over $1.2 billion	1.00 basis points

With respect to the Money Market Funds, UMBFS will receive from the administrator, in addition to a monthly multi-class fee of $200 per class and out-of-pocket expenses, the asset based fees computed as of month-end on combined net assets pursuant to the following schedule:

Average Net Assets	Basis Points
Up to $250 million	.55 basis points
Next $250 million	.50 basis points
Next $250 million	.45 basis points
Over $750 million	.30 basis points

Federated Services Company (Federated) served as the Funds’ sub-administrator until August 31, 2004. As sub-administrator, Federated was entitled to receive fees from the administrator equal to 50% of the fees the administrator was entitled to receive under the Administrative Agreement with the Corporation dated January 1, 2000. Federated performed services substantially similar to the services currently provided by UMBFS.

B-39

For the fiscal periods ended August 31, 2004, 2003 and 2002, Federated was paid the following fees under the Sub-Administrative Services Agreement by the administrator:

Fund	Sub-Administrator Fees Paid by the Administrator
For the fiscal year ended August 31
	2004	2003	2002
International Stock Fund	$_______	$_______	$_______
Money Market Fund	$_______	$_______	$_______
Government Money Market Fund(1)	$_______	$_______	$_______

(1)	The fees paid by the administrator with respect to this Fund are for the period from May 17, 2004, the date on which the Fund began operations, to August 31, 2004, the end of the Fund’s fiscal year.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, Massachusetts, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Funds’ average net assets for the period plus out-of-pocket expenses.

M&I Trust provides sub-transfer agency services to the Funds. In exchange for these services, the Funds pay M&I Trust a per account fee and out-of-pocket expenses.

CUSTODIAN (ALL FUNDS EXCEPT THE INTERNATIONAL STOCK FUND)

M&I Trust, Milwaukee, Wisconsin, a subsidiary of M&I Corp., is a custodian for the securities and cash of the Funds. For its services as custodian, M&I Trust receives an annual fee, payable monthly, based on a percentage of a Fund’s average aggregate daily net assets.

CUSTODIAN TO THE INTERNATIONAL STOCK FUND

Investors Bank & Trust Company (IBT), 200 Clarendon Street, Boston, Massachusetts, is a custodian for the securities and cash of the International Stock Fund.

INDEPENDENT AUDITORS

The independent auditor for the Funds, Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds’ financial statements and financial highlights are free of material misstatements.

PERFORMANCE

From time to time, the yield and total return of the Institutional Class of Shares of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders. Performance information is generally available by calling the Funds (toll free) at 1-800-236-FUND (3863).

FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 2004 are incorporated herein by reference from the Funds’ Institutional Class of Shares Annual Report dated August 31, 2004 (for the fiscal year ended August 31, 2004) and the Semi-Annual Report dated February 29, 2004 (for the semi-annual period ended February 29, 2004) (File Nos. 33-48907 and 811-58433). A copy of the Annual Report and the Semi-Annual Report for a Fund may be obtained without charge by contacting MIS at the address located on the back cover of the SAI or by calling MIS at 1-414-287-8555 or 1-800-236-FUND (3863).

B-40

APPENDIX

STANDARD AND POOR’S LONG TERM ISSUE CREDIT RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-):—The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c—The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p—The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*—Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r—The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.—Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

MOODY’S LONG-TERM DEBT RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

AAA—Obligations rated ‘AAA’ are judged to be of the highest quality with minimal credit risk.

Aa—Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

A—Obligations rated ‘A’ are considered as upper-medium-grade obligations and are subject to low credit risk.

Baa—Obligations rated ‘Baa’ are subject to moderate credit risk. They are medium-grade and as such may possess certain speculative characteristics.

Ba—Obligations rated ‘Ba’ are judged to have speculative elements and are subject to substantial credit risk.

B—Obligations rated ‘B’ are considered speculative and are subject to high credit risk.

Caa—Obligations rated ‘Caa’ are judged to be of poor standing and are subject to very high credit risk.

Ca—Obligations rated ‘Ca’ are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C—Obligations rated ‘C’ are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from ‘Aa’ through ‘Caa.’ The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

FITCH’S INTERNATIONAL LONG-TERM RATINGS

The following ratings scale applies to both foreign currency and local currency ratings, in addition to Enhanced and Unenhanced ratings.

AAA—Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA—Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A—High credit quality. Single ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than for higher ratings.

BBB—Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity, This is the lowest investment-grade category.

BB—Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities in this category are not investment grade.

B—Highly speculative. ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable. ‘C’ ratings signal imminent default.

DDD, DD, D—Default. Entities rated in this category have defaulted on some or all of their obligations. Entities rated ‘DDD’ have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process (the potential for recovery estimated to be about 90%—100% of outstanding amounts & accrued interest). Entities rated ‘DD’ and ‘D’ are generally undergoing a formal reorganization or liquidation process; those rated ‘DD’ are likely to satisfy a higher portion of their outstanding obligations (potential recoveries in the range of 50%—90%), while entities rated ‘D’ have a poor prospect of repaying all obligations (below 50%).

(While expected recovery values are highly speculative and cannot be estimated with any precision, the above percentages are meant to serve as general guidelines.)

Notes to Long-Term ratings:

•	“+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term rating category, to categories below ‘CCC’.

•	NR indicated that Fitch does not publicly rate the issuer or issue in question.

•	‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

•	Rating Watch and Rating Outlook: Ratings are placed on Rating Watch or Rating Outlook to indicate that there is a reasonable likelihood of a rating change as well as the likely direction of such change. Rating Watch is typically resolved over a relatively shorter period (12 months), than Rating Outlook (beyond 1 to 2 years). Indicators are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered, or maintained.

STANDARD AND POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1—This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3—Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B—Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C—This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D—Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

STANDARD & POOR’S DUAL RATINGS DEFINITIONS

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).

MOODY’S SHORT-TERM DEBT RATINGS

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

FITCH’S INTERNATIONAL SHORT-TERM RATINGS

The following ratings scale applies to foreign currency and local currency ratings, in addition to both Enhanced and Unenhanced ratings. A Short-Term rating has a time horizon of less than 12 months for most obligations, or up to 3 years for U.S. Public Finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F-1—Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F-2—Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F-3—Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B—Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D—Default. Denotes actual or imminent default on payment.

Notes to Short-Term ratings:

‘NR’ indicates that Fitch does not publicly rate the particular issue or issuer.

‘+’ may be appended to a ‘F1’ rating to denote relative status within the category.

‘Withdrawn’: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch and Rating Outlook: Ratings are placed on Rating Watch or Ratings Outlook to indicate that there is reasonable likelihood of a rating change as well as the likely direction of such change. Rating Watch is typically resolved over a relatively shorter period (12 months), than Rating Outlook (beyond 1 to 2 years).

Indicators are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered, or maintained.

Expected Ratings, denoted by an “(EXP)” suffix, are preliminary ratings that are usually contingent upon the receipt of final documents conforming to information already received.

Short-Term Note/Demand Ratings: Occasionally, two short term ratings may be combined; the first rating reflects the likelihood of full and timely payment of principal and interest as scheduled over the short term, while second rating reflects the likelihood of full payment of purchase price to the bondholder in the event of a put (full repayment demanded).

STANDARD AND POOR’S MUNICIPAL BOND RATINGS

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA—An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA—An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A—An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB—An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C—Obligations rated ‘BB,’ ‘B,’ ‘CCC,’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB—An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B—An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB,’ but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC—An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC—An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C—The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D—An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-):—The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c—The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p—The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*—Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r—The ‘r’ highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an ‘r’ symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.—Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

MOODY’S MUNICIPAL LONG-TERM RATINGS

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa—Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa—Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A—Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa—Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba—Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B—Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa—Issuers or issues rate Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca—Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C—Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US Municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic-rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD AND POOR’S MUNICIPAL NOTE RATINGS

Notes: A Standard and Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 – Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

SP-2 – Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 – Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM DEBT RATINGS

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY’S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG-1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG-3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

ADDRESSES

Marshall International Stock Fund

Marshall Money Market Fund

Marshall Government Money Market Fund

1000 North Water Street P.O. Box 1348 Milwaukee, Wisconsin 53201-1348
Distributor:
Grand Distribution Services, LLC	803 West Michigan Street, Suite A Milwaukee, WI 53233
Adviser to all Funds:
M&I Investment Management Corp.	1000 North Water Street Milwaukee, Wisconsin 53202
Sub-Adviser to Marshall International Stock Fund:
BPI Global Asset Management LLP	1900 Summit Tower Boulevard Suite 450 Orlando, Florida 32810
Custodian (except Marshall International Stock Fund):
Marshall & Ilsley Trust Company N.A.	1000 North Water Street Milwaukee, Wisconsin 53202
Transfer Agent and Dividend Disbursing Agent:
Boston Financial Data Services, Inc.	2 Heritage Drive Quincy, MA 02171
Sub-Administrator and Portfolio Accounting Services (except Marshall International Stock Fund):
UMB Fund Services, Inc.	803 West Michigan Street Milwaukee, WI 53202
Custodian and Portfolio Accounting Services Agent for Marshall International Stock Fund:
Investors Bank & Trust Company	200 Clarendon Street Boston, MA 02116
Legal Counsel:
Bell, Boyd & Lloyd LLC	Three First National Plaza 70 West Madison Street, Suite 3300 Chicago, Illinois 60602-4207
Independent Auditors:
Ernst & Young LLP	200 Clarendon Street Boston, MA 02116-5072

Marshall Investor Services

1000 North Water Street

Milwaukee, Wisconsin 53202

414-287-8555 or 1-800-236-FUND (3863)

TDD: Speech and Hearing Impaired Services

1-800-236-209-3520

Internet address: http:www.marshallfunds.com

MARSHALL FUNDS, INC.

PART C

OTHER INFORMATION

Item 23.	Exhibits.

See “Exhibit Index.”

Item 24.	Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.	Indemnification.

Reference is made to Article IX of the Registrant’s By-Laws.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

The Registrant’s directors and officers are insured under a policy of insurance maintained by the Registrant’s investment adviser against certain liabilities that might be imposed as a result of actions, suit or proceedings to which they are parties by reason of being or having been such directors or officers.

Item 26.	Business and Other Connections of the Investment Adviser.

M&I Investment Management Corp. (the “Adviser”) serves as the investment adviser for the Registrant. The Adviser is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

BPI Global Asset Management, LLP (the “Sub-Adviser”) serves as the sub-adviser with respect to the Registrant’s International Stock Fund. The Sub-Adviser is a registered investment adviser. The business and other connections of the Sub-Adviser, as well as the names and titles of the executive officers and directors of the Sub-Adviser, are further described in the Sub-Adviser’s Form ADV as filed with the SEC.

To the best of Registrant’s knowledge, none of the Adviser’s or Sub-Adviser’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Who Manages the Funds?” section of the Registrant’s Statement of Additional Information, which is incorporated herein by reference.

Item 27.	Principal Underwriter.

(a) None.

(b) To the best of Registrant’s knowledge, the executive officers of Grand Distribution Services, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Grand Distribution Services, LLC	Positions and Offices with Registrant
Peter J. Hammond	President	None

Christine L. Mortenson	Treasurer	None

Constance Dye Shannon	Secretary	None

The address of each of the foregoing is 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233.

(c) Not applicable.

Item 28.	Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent and Dividend Disbursing Agent	Boston Financial Data Services Inc. 2 Heritage Drive Quincy, MA 02171

Registrant’s Administrator	Marshall & Ilsley Trust Company N.A. 1000 North Water Street Milwaukee, WI 53202

Registrant’s Sub-Administrator and Portfolio Accounting Services (except Marshall International Stock Fund)	UMB Fund Services, Inc. 803 West Michigan Street Milwaukee, WI 53202

Registrant’s Investment Adviser	M&I Investment Management Corp. 1000 North Water Street Milwaukee, WI 53202

Registrant’s Sub-Adviser (Marshall International Stock Fund)	BPI Global Asset Management, LLP 1900 Summit Tower Boulevard Suite 450 Orlando, FL 32810

Registrant’s Custodian (except Marshall International Stock Fund)	Marshall & Ilsley Trust Company N.A. 1000 North Water Street Milwaukee, WI 53202

Registrant’s Custodian (Marshall International Stock Fund) and Portfolio Accounting Services (Marshall International Stock Fund)	Investors Bank & Trust Company 200 Clarendon Street P.O. Box 9130 Boston, MA 02116

Item 29.	Management Services.

Not applicable.

Item 30.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 26th day of October, 2004.

MARSHALL FUNDS, INC.
(Registrant)

By:	/s/ Daniel L. Kaminski
Daniel L. Kaminski
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A has been signed below on October 26, 2004 by the following persons in the capacities indicated.

Signature	Title

/s/ John M. Blaser John M. Blaser	President and Director (principal executive officer)

/s/ Joseph P. Bree Joseph P. Bree	Treasurer (principal financial officer)

Kenneth C. Krei *	Director

Benjamin M. Cutler *	Director

John DeVincentis *	Director

John Lubs *	Director

James Mitchell *	Director

Barbara J. Pope *	Director

*By:	/s/ Daniel L. Kaminski
Daniel L. Kaminski
Attorney in fact pursuant to Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit Number	Document Description

(a.1)	Articles of Incorporation [5]

(a.2)	Amendment No. 1 to Articles of Incorporation [5]

(a.3)	Amendment No. 2 to Articles of Incorporation [5]

(a.4)	Amendment No. 3 to Articles of Incorporation [5]

(a.5)	Amendment No. 4 to Articles of Incorporation [3]

(a.6)	Amendment No. 5 to Articles of Incorporation [5]

(a.7)	Amendment No. 6 to Articles of Incorporation [8]

(a.8)	Amendment No. 7 to Articles of Incorporation [9]

(a.9)	Amendment No. 8 to Articles of Incorporation [12]

(a.10)	Amendment No. 9 to Articles of Incorporation [15]

(a.11)	Amendment No. 10 to Articles of Incorporation [16]

(a.12)	Amendment No. 11 to Articles of Incorporation [17]

(a.13)	Amendment No. 12 to Articles of Incorporation [19]

(a.14)	Amendment No. 13 to Articles of Incorporation *

(a.15)	Amendment No. 14 to Articles of Incorporation *

(b.1)	Amended and Restated By-Laws *

(c)	Instruments Defining Rights of Security Holders — Incorporated by reference to the Articles of Incorporation and By-Laws

(d.1)	Investment Advisory Contract [1]

(d.2)	Form of Amendment No. 1 to Exhibit A of Investment Advisory Contract [17]

(d.3)	Exhibit G to Investment Advisory Contract [2]

(d.4)	Exhibit H to Investment Advisory Contract [2]

(d.5)	Exhibit I to Investment Advisory Contract [2]

(d.6)	Exhibit J to Investment Advisory Contract [2]

(d.7)	Exhibit K to Investment Advisory Contract [4]

(d.8)	Exhibit L to Investment Advisory Contract [4]

(d.9)	Exhibit M to Investment Advisory Contract [8]

Exhibit Number	Document Description

(d.10)	Exhibit N to Investment Advisory Contract [9]

(d.11)	Exhibit O to Investment Advisory Contract [23]

(d.12)	Amendment to Investment Advisory Contract [20]

(d.13)	Sub-Advisory Agreement [4]

(d.14)	Sub-Advisory Contract [13]

(d.15)	Amendment to Sub-Advisory Contract [20]

(e)	Distribution Agreement *

(f)	Bonus or Profit Sharing Contracts – Not applicable

(g.1)	Custodian Contract [4]

(g.2)	Amendment to Custodian Contract [20]

(g.3)	Custodian Agreement *

(h.1)	Administrative Services Agreement and Amendment No. 1 to Administrative Services Agreement [22]

(h.2)	Amendment to Administrative Services Agreement [20]

(h.3)	Sub-Administration Agreement *

(h.4)	Shareholder Services Agreement [16]

(h.5)	Amendment No. 1 to Exhibit 1 of Shareholder Services Agreement [17]

(h.6)	Amendment to Shareholder Services Agreement [20]

(h.7)	Fund Accounting and Shareholder Recordkeeping Agreement [7]

(h.8)	Amendment No. 1 to Schedule A of Fund Accounting and Shareholder Recordkeeping Agreement [10]

(h.9)	Amendment No. 2 to Schedule A of Fund Accounting and Shareholder Recordkeeping Agreement [11]

(h.10)	Amendment No. 1 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement [10]

(h.11)	Annex 1 to Amendment No. 2 to Schedule C of Fund Accounting and Shareholder Recordkeeping Agreement [11]

(h.12)	Amendment No. 1 to Schedule D of Fund Accounting and Shareholder Recordkeeping Agreement [22]

(h.13)	Amendment to Fund Accounting and Shareholder Recordkeeping Agreement [20]

(h.14)	Amendment to Fund Accounting and Shareholder Recordkeeping Agreement [23]

Exhibit Number	Document Description

(h.15)	Partial Assignment and Assumption of Fund Accounting and Shareholder Recordkeeping Agreement and Consent Agreement *

(h.16)	Form of Amendment to Fund Accounting and Shareholder Recordkeeping Agreement *

(h.17)	Sub-Transfer Agency and Services Agreement [6]

(h.18)	Amendment to Sub-Transfer Agency and Services Agreement [23]

(h.19)	Sub-Shareholder Services Agreement [16]

(h.20)	Amendment to Sub-Shareholder Services Agreement [20]

(h.21)	Fund Accounting Agreement (UMB Fund Services, Inc.) *

(h.22)	Fund Accounting Agreement (Investors Bank & Trust Company) *

(i.1)	Opinion and Consent of Bell, Boyd & Lloyd LLC [1]

(i.2)	Consent of Bell, Boyd & Lloyd relating to Exhibit (i.1) *

(j)	Consent of Independent Auditors *

(k)	Omitted Financial Statements – Not applicable

(l)	Initial Capital Understanding [7]

(m.1)	Amended and Restated Rule 12b-1 Agreement *

(m.2)	Amended and Restated Related Agreement *

(m.3)	Dealer Agreement *

(n.1)	Multiple Class Plan [14]

(n.2)	Amendment No. 1 to Exhibit D to Multiple Class Plan [22]

(n.3)	Amendment No. 1 to Exhibit E to Multiple Class Plan [22]

(n.4)	Amendment No. 1 to Exhibit A to Multiple Class Plan [23]

(n.5)	Amendment No. 2 to Exhibit E to Multiple Class Plan [23]

(o)	Reserved

(p.1)	Marshall Funds Code of Ethics [18]

(p.2)	M&I Investment Management Corp. Code of Ethics [21]

(p.3)	BPI Global Asset Management LLP Code of Ethics and Rules for Personal Investing [21]

(p.4)	Grand Distribution Services, LLC Code of Ethics *

(q)	Power of Attorney — filed herewith

*	To be filed by post-effective amendment.

[1]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed April 23, 1993.

[2]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed October 29, 1993.

[3]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed December 28, 1993.

[4]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A filed July 1, 1994.

[5]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A filed October 21, 1994.

[6]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed April 3, 1995.

[7]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed December 26, 1995.

[8]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A filed June 17, 1996.

[9]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A filed August 30, 1996.

[10]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed December 18, 1996.

[11]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed August 26, 1997.

[12]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed October 21, 1998.

[13]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed July 23, 1999.

[14]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed August 19, 1999.

[15]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed August 27, 1999.

[16]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed October 29, 1999.

[17]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed March 1, 2000.

[18]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A filed June 1, 2000.

[19]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed October 30, 2000.

[20]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed October 29, 2001.

[21]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed October 31, 2002.

[22]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed October 30, 2003.

[23]	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed July 9, 2004.